USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA California Bond Fund	December 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (99.1%)
California (96.2%):
Abag Finance Authority for Nonprofit Corp. Revenue, 5.00%, 7/1/42, Continuously Callable @100	$1,500	$1,610
Abag Finance Authority for Nonprofit Corp. Revenue(NBGA - California Health Insurance Construction Loan Insurance Program), 5.00%, 1/1/33, Continuously Callable @101	4,235	4,705
Adelanto Public Utility Authority Revenue(INS - Assured Guaranty Municipal Corp.), 5.00%, 7/1/39, Continuously Callable @100	2,000	2,414
Alameda Corridor Transportation Authority Revenue, Series B, 5.00%, 10/1/37, Continuously Callable @100	2,000	2,341
Albany Unified School District, GO
Series B, 5.00%, 8/1/43, Continuously Callable @100	2,000	2,389
Series B, 4.00%, 8/1/46, Continuously Callable @100	1,500	1,641
Anaheim Public Financing Authority Revenue, Series A, 5.00%, 5/1/46, Continuously Callable @100	1,500	1,698
Association of Bay Area Governments Revenue(INS - XL Capital Assurance), Series A, 4.75%, 3/1/36, Callable 3/1/20 @ 100	12,830	12,895
Bay Area Toll Authority Revenue
2.86%(MUNIPSA+125bps), 4/1/36, (Put Date 4/1/27)(a)(b)	15,000	15,706
Series H, 5.00%, 4/1/49, Continuously Callable @100	4,000	4,970
Burbank Unified School District, GO
8/1/33, Continuously Callable @100(d)	3,085	3,217
8/1/34, Continuously Callable @100(e)	3,000	3,152
California Educational Facilities Authority Revenue
5.38%, 4/1/34, Pre-refunded 4/1/20 @ 100	6,000	6,065
5.00%, 10/1/43, Continuously Callable @100	2,000	2,456
5.00%, 10/1/48, Continuously Callable @100	2,000	2,434
5.00%, 10/1/49, Continuously Callable @100	3,100	3,656
Series A, 5.00%, 10/1/37, Continuously Callable @100	1,000	1,171
California Enterprise Development Authority Revenue
4.00%, 3/1/39, Continuously Callable @100	8,105	8,790
4.00%, 10/1/47, Continuously Callable @100	10,000	10,856
4.00%, 11/1/49, Continuously Callable @100	1,900	2,083
4.00%, 11/1/50, Continuously Callable @100	680	744
Series A, 5.00%, 7/1/33, Continuously Callable @100	5,000	5,624
Series A, 5.00%, 11/15/39, Continuously Callable @100	2,100	2,324
Series A, 5.00%, 8/15/42, Continuously Callable @100	1,000	1,180
Series B, 4.00%, 11/15/41, Continuously Callable @100	14,000	15,575
California Enterprise Development Authority Revenue(LOC - Federal Home Loan Bank of San Francisco), 1.60%, 12/1/42, Continuously Callable @100(c)(f)	10,000	10,000
California Enterprise Development Authority Revenue(NBGA - California Health Insurance Construction Loan Insurance Program)
5.00%, 7/1/39, Continuously Callable @100	1,050	1,235
5.00%, 6/1/42, Continuously Callable @100	7,805	8,427
5.00%, 7/1/44, Continuously Callable @100	2,300	2,679
California Municipal Finance Authority Revenue
5.00%, 6/1/43, Continuously Callable @100	2,500	3,070
Series A, 5.00%, 2/1/37, Continuously Callable @100	750	885
Series A, 5.00%, 2/1/42, Continuously Callable @100	1,000	1,172
Series A, 4.00%, 10/1/44, Continuously Callable @100	2,000	2,157
Series A, 5.00%, 2/1/47, Continuously Callable @100	1,000	1,162
Series A, 5.00%, 7/1/47, Continuously Callable @100	1,000	1,148
Series A, 5.00%, 6/1/50, Continuously Callable @100	1,000	1,126
California Municipal Finance Authority Revenue(NBGA - California Health Insurance Construction Loan Insurance Program)
4.13%, 5/15/39, Continuously Callable @100	1,900	2,143
4.13%, 5/15/46, Continuously Callable @100	2,100	2,337
Series B, 5.00%, 5/15/47, Continuously Callable @102	2,500	2,961

Security Description	Principal Amount	Value
California Pollution Control Financing Authority Revenue
5.00%, 7/1/39, Continuously Callable @100(f)	$6,000	$7,219
5.25%, 8/1/40, Continuously Callable @100(f)	4,000	4,079
5.00%, 11/21/45, Continuously Callable @100(f)	2,000	2,376
California Public Finance Authority Revenue
5.00%, 10/15/37, Continuously Callable @100	1,000	1,144
5.00%, 10/15/47, Continuously Callable @100	3,000	3,374
California School Finance Authority Revenue
5.00%, 8/1/41, Continuously Callable @100(f)	1,750	1,955
5.00%, 8/1/46, Continuously Callable @100(f)	2,250	2,501
Series A, 5.00%, 7/1/47, Continuously Callable @100(f)	1,370	1,572
Series A, 5.00%, 7/1/49, Continuously Callable @100(f)	1,000	1,177
Series A, 5.00%, 7/1/54, Continuously Callable @100(f)	2,150	2,521
California State Public Works Board Revenue, Series C, 5.00%, 4/1/31, Continuously Callable @100	6,875	6,895
California Statewide Communities Development Authority Revenue
5.00%, 5/15/40, Continuously Callable @100	2,000	2,311
5.00%, 5/15/42, Continuously Callable @100	1,500	1,608
5.00%, 11/1/43, Continuously Callable @100	500	568
5.00%, 10/1/46, Continuously Callable @100	2,750	3,167
5.00%, 5/15/47, Continuously Callable @100	1,000	1,160
5.00%, 5/15/47, Continuously Callable @100	1,500	1,602
5.00%, 1/1/48, Continuously Callable @100	1,995	2,310
5.00%, 7/1/48, Continuously Callable @100	4,000	4,722
5.00%, 5/15/50, Continuously Callable @100	1,000	1,160
Series A, 4.00%, 8/15/51, Continuously Callable @100	3,000	3,239
Series A, 5.00%, 12/1/53, Continuously Callable @100	1,000	1,207
Series A, 5.00%, 12/1/57, Continuously Callable @100	2,500	2,996
California Statewide Communities Development Authority Revenue(NBGA - California Health Insurance Construction Loan Insurance Program)
4.00%, 11/1/46, Continuously Callable @100	4,000	4,376
Series S, 5.00%, 8/1/44, Continuously Callable @102	2,400	2,651
Centinela Valley Union High School District, GO, Series B, 4.00%, 8/1/50, Continuously Callable @100	9,500	10,342
City of Atwater Wastewater Revenue(INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 5/1/43, Continuously Callable @100	1,300	1,558
City of Chula Vista Revenue, 5.88%, 1/1/34, Continuously Callable @100	5,000	5,018
City of Fillmore Wastewater Revenue, 5.00%, 5/1/47, Continuously Callable @100	2,000	2,376
City of Roseville Electric System Revenue, 5.00%, 2/1/37, Pre-refunded 2/1/20 @ 100	7,115	7,137
City of Santa Clara Electric Revenue, Series A, 5.25%, 7/1/32, Continuously Callable @100	2,000	2,119
City of Tulare Sewer Revenue(INS - Assured Guaranty Municipal Corp.)
4.00%, 11/15/41, Continuously Callable @100	5,710	6,230
4.00%, 11/15/44, Continuously Callable @100	5,000	5,399
City of Upland Certificate of Participation
4.00%, 1/1/42, Continuously Callable @100	3,000	3,165
5.00%, 1/1/47, Continuously Callable @100	2,000	2,280
Corona-Norco Unified School District Special Tax, 5.00%, 9/1/32, Continuously Callable @100	1,350	1,520
County of Sacramento Airport System Revenue, Series B, 5.00%, 7/1/41, Continuously Callable @100	1,100	1,306
Deutsche Bank Spears/Lifers Trust Revenue(LIQ - Deutsche Bank A.G.), Series DBE-8038, 1.96%, 12/1/52, Callable 12/1/20 @ 100(c)(f)	23,000	23,000

Security Description	Principal Amount	Value
Deutsche Bank Spears/Lifers Trust Revenue(LIQ - Deutsche Bank AG), Series 2017-7007, 1.91%, 3/1/42, Callable 3/1/20 @ 100(c)(f)	$17,400	$17,400
East Bay Municipal Utility District Wastewater System Revenue, Series A-2, 5.00%, 6/1/38	9,000	12,721
Eastern Municipal Water District Revenue, Series A, 1.49%, 7/1/38, Continuously Callable @100(c)	12,500	12,500
Elk Grove Finance Authority Special Tax(INS - Build America Mutual Assurance Co.), 5.00%, 9/1/38, Continuously Callable @100	1,500	1,752
Foothill-Eastern Transportation Corridor Agency Revenue, Series B-2, 3.50%, 1/15/53	1,500	1,549
Foothill-Eastern Transportation Corridor Agency Revenue(INS - Assured Guaranty Municipal Corp.)
1/15/34(g)	15,000	10,187
1/15/35(g)	7,500	4,915
Golden State Tobacco Securitization Corp. Revenue, Series A, 5.00%, 6/1/35, Continuously Callable @100	5,500	6,462
Golden State Tobacco Securitization Corp. Revenue(LIQ - Deutsche Bank A.G.), Series 2015-XF1038, 1.71%, 6/1/45, Callable 6/1/25 @ 100(c)(f)	4,940	4,940
Grass Valley School District, GO(INS - Build America Mutual Assurance Co.), 5.00%, 8/1/45, Continuously Callable @100	2,400	2,842
Hayward Unified School District, GO(INS - Build America Mutual Assurance Co.), Series A, 5.00%, 8/1/44, Continuously Callable @100	3,000	3,676
Indio Redevelopment Agency Successor Agency Tax Allocation, Series A, 5.25%, 8/15/31, Continuously Callable @100	2,940	2,949
Inglewood Unified School District, GO(INS - Build America Mutual Assurance Co.)
Series B, 5.00%, 8/1/38, Continuously Callable @100	750	870
Series C, 4.00%, 8/1/36, Continuously Callable @100	220	244
Series C, 4.00%, 8/1/37, Continuously Callable @100	450	498
Series C, 4.00%, 8/1/39, Continuously Callable @100	450	496
Inland Empire Tobacco Securitization Corp. Revenue, Series B, 5.75%, 6/1/26, Pre-refunded 6/1/20 @ 100	1,910	1,948
Irvine Unified School District Special Tax
5.00%, 9/1/45, Continuously Callable @100	1,000	1,164
5.00%, 9/1/49, Continuously Callable @100	2,000	2,319
Series A, 4.00%, 9/1/39, Continuously Callable @100	1,020	1,131
Series B, 5.00%, 9/1/42, Continuously Callable @100	1,000	1,174
Series B, 5.00%, 9/1/47, Continuously Callable @100	1,000	1,160
Series C, 5.00%, 9/1/42, Continuously Callable @100	1,000	1,174
Series C, 5.00%, 9/1/47, Continuously Callable @100	525	609
Series D, 5.00%, 9/1/49, Continuously Callable @100	1,000	1,159
Irvine Unified School District Special Tax(INS - Build America Mutual Assurance Co.), 5.00%, 9/1/56, Continuously Callable @100	6,000	7,189
Jurupa Public Financing Authority Special Tax, Series A, 5.00%, 9/1/42, Continuously Callable @100	1,000	1,129
Local Public Schools Funding Authority School Improvement District No 2016-1, GO(INS - Build America Mutual Assurance Co.), Series A, 4.00%, 8/1/52, Continuously Callable @100	1,500	1,646
Long Beach Bond Finance Authority Revenue, Series A, 5.00%, 11/15/35	3,875	5,107
Los Angeles County Facilities Inc Revenue, 5.00%, 12/1/51, Continuously Callable @100	4,000	4,858
Los Angeles County Public Works Financing Authority Revenue
Series A, 5.00%, 12/1/44, Continuously Callable @100	2,000	2,322
Series D, 5.00%, 12/1/45, Continuously Callable @100	6,000	7,072
March Joint Powers Redevelopment Agency Successor Agency Tax Allocation(INS - Build America Mutual Assurance Co.), 4.00%, 8/1/41, Continuously Callable @100	5,790	6,418

Security Description	Principal Amount	Value
Monrovia Financing Authority Revenue, 5.00%, 12/1/45, Continuously Callable @100	$3,435	$4,037
Monrovia Financing Authority Revenue(INS - Assured Guaranty Municipal Corp.), 5.00%, 12/1/45, Continuously Callable @100	2,345	2,753
Moreno Valley Unified School District, GO(INS - Assured Guaranty Municipal Corp.), Series B, 5.00%, 8/1/47, Continuously Callable @100	6,500	7,904
Mountain View School District/Los Angeles County, GO(INS - Build America Mutual Assurance Co.), Series B, 5.00%, 8/1/48, Continuously Callable @100	3,315	3,914
Mountain View Shoreline Regional Park Community Tax Allocation, Series A, 5.63%, 8/1/35, Continuously Callable @100	2,000	2,130
Norco Community Redevelopment Agency Successor Agency Tax Allocation
5.88%, 3/1/32, Pre-refunded 3/1/20 @ 100	1,500	1,512
6.00%, 3/1/36, Pre-refunded 3/1/20 @ 100	1,250	1,260
Norwalk Redevelopment Agency Tax Allocation(INS - National Public Finance Guarantee Corp.)
Series A, 5.00%, 10/1/30, Continuously Callable @100	5,000	5,015
Series A, 5.00%, 10/1/35, Continuously Callable @100	3,500	3,511
Norwalk-La Mirada Unified School District, GO(INS - Assured Guaranty Municipal Corp.), Series C, 8/1/30(g)	7,500	5,989
Palomar Health, GO(INS - Assured Guaranty Municipal Corp.), Series A, 8/1/31(g)	12,230	9,203
Palomar Health, GO(INS - National Public Finance Guarantee Corp.), 8/1/26(g)	5,500	4,826
Perris Union High School District, GO(INS - Assured Guaranty Corp.), Series A, 4.00%, 9/1/48, Continuously Callable @100	5,000	5,599
Pittsburg Successor Agency Redevelopment Agency Tax Allocation(INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 9/1/29, Continuously Callable @100	2,000	2,381
Pomona Unified School District, GO(INS - Build America Mutual Assurance Co.), Series F, 5.00%, 8/1/39, Continuously Callable @100	1,500	1,723
Regents of the University of California Medical Center Pooled Revenue, Series L, 4.00%, 5/15/44, Continuously Callable @100	2,000	2,174
Rio Elementary School District, GO(INS - Assured Guaranty Municipal Corp.), Series B, 4.00%, 8/1/45, Continuously Callable @100	2,800	3,059
Riverside County Public Financing Authority Tax Allocation(INS - Build America Mutual Assurance Co.)
4.00%, 10/1/36, Continuously Callable @100	1,250	1,375
4.00%, 10/1/37, Continuously Callable @100	1,625	1,785
Riverside County Redevelopment Successor Agency Tax Allocation(INS - Build America Mutual Assurance Co.), 4.00%, 10/1/37, Continuously Callable @100	2,000	2,196
Riverside County Transportation Commission Revenue, Series A, 5.25%, 6/1/39, Pre-refunded 6/1/23 @ 100	2,000	2,286
RNR School Financing Authority Special Tax(INS - Build America Mutual Assurance Co.), Series A, 5.00%, 9/1/41, Continuously Callable @100	2,000	2,351
Sacramento Area Flood Control Agency Special Assessment, 5.00%, 10/1/44, Continuously Callable @100	2,000	2,263
Sacramento City Financing Authority Revenue(LIQ - Deutsche Bank A.G.)
Series 2016-XG0067, 1.72%, 12/1/30(c)(f)	5,355	5,355
Series XG0100, 1.71%, 12/1/33(c)(f)	17,765	17,765
Sacramento City Unified School District, GO(INS - Build America Mutual Assurance Co.), Series S, 5.00%, 7/1/38, Continuously Callable @100	1,020	1,136
San Bruno Park Elementary School District, GO, Series A, 5.00%, 8/1/48, Continuously Callable @100	3,000	3,559

Security Description	Principal Amount	Value
San Diego County Regional Airport Authority Revenue
Series A, 4.00%, 7/1/38, Continuously Callable @100	$2,000	$2,309
Series A, 5.00%, 7/1/40, Continuously Callable @100	2,000	2,037
Series A, 5.00%, 7/1/47, Continuously Callable @100	1,500	1,801
Series A, 5.00%, 7/1/49, Continuously Callable @100	2,000	2,465
San Diego Public Facilities Financing Authority Revenue
Series A, 5.25%, 5/15/29, Pre-refunded 5/15/20 @ 100	1,000	1,016
Series A, 5.00%, 10/15/44, Continuously Callable @100	2,500	2,933
San Jose Financing Authority Revenue, Series A, 5.00%, 6/1/39, Continuously Callable @100	10,000	11,190
San Leandro Unified School District, GO(INS - Build America Mutual Assurance Co.), Series B, 5.00%, 8/1/43, Continuously Callable @100	2,750	3,365
San Luis & Delta Mendota Water Authority Revenue(INS - Build America Mutual Assurance Co.), Series A, 5.00%, 3/1/38, Continuously Callable @100	1,500	1,660
San Marcos Schools Financing Authority Revenue(INS - Assured Guaranty Municipal Corp.), 5.00%, 8/15/35, Pre-refunded 8/15/20 @ 100	3,000	3,074
San Ramon Redevelopment Agency Successor Agency Tax Allocation(INS - Build America Mutual Assurance Co.), Series A, 5.00%, 2/1/38, Continuously Callable @100	5,000	5,763
Santa Clarita Community College District, GO, 4.00%, 8/1/46, Continuously Callable @100	5,250	5,693
Santa Cruz County Redevelopment Agency Tax Allocation(INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 9/1/35, Continuously Callable @100	6,000	7,099
Santa Rosa High School District, GO(INS - Assured Guaranty Municipal Corp.), Series C, 5.00%, 8/1/43, Continuously Callable @100	1,000	1,191
State of California, GO
5.25%, 2/1/30, Continuously Callable @100	4,000	4,338
5.00%, 2/1/43, Continuously Callable @100	3,000	3,308
4.00%, 10/1/44, Continuously Callable @100	1,000	1,147
5.00%, 9/1/45, Continuously Callable @100	2,500	2,987
5.00%, 8/1/46, Continuously Callable @100	9,500	11,328
5.00%, 11/1/47, Continuously Callable @100	7,000	8,510
Tahoe-Truckee Unified School District Certificate of Participation(INS - Build America Mutual Assurance Co.), 4.00%, 6/1/43, Continuously Callable @100	1,000	1,086
Temecula Valley Unified School District Financing Authority Revenue Special Tax(INS - Build America Mutual Assurance Co.), 5.00%, 9/1/40, Continuously Callable @100	1,575	1,810
Temecula Valley Unified School District, GO(INS - Assured Guaranty Municipal Corp.), Series B, 4.00%, 8/1/45, Continuously Callable @100	7,500	8,131
Tobacco Securitization Authority of Southern California Revenue
5.00%, 6/1/48, Continuously Callable @100	1,000	1,161
5.00%, 6/1/48, Continuously Callable @100	1,000	1,179
Twin Rivers Unified School District Certificate of Participation(INS - Assured Guaranty Municipal Corp.), 3.20%, 6/1/41, (Put Date 6/1/20)(b)	8,485	8,498
Val Verde Unified School District Certificate of Participation(INS - Build America Mutual Assurance Co.)
Series A, 5.00%, 8/1/34, Continuously Callable @100	1,105	1,301
Series A, 5.00%, 8/1/35, Continuously Callable @100	1,530	1,797
Val Verde Unified School District, GO(INS - Assured Guaranty Municipal Corp.), Series C, 4.00%, 8/1/45, Continuously Callable @100	4,475	4,878

Security Description	Principal Amount	Value
Val Verde Unified School District, GO(INS - Build America Mutual Assurance Co.), Series B, 5.00%, 8/1/44, Continuously Callable @100	$4,000	$4,666
Victor Valley Union High School District, GO(INS - Assured Guaranty Municipal Corp.), Series B, 4.00%, 8/1/37, Continuously Callable @100	5,000	5,583
Victorville Joint Powers Finance Authority Revenue(LOC - BNP Paribas), Series A, 1.58%, 5/1/40, Continuously Callable @100(c)	11,810	11,810
Washington Township Health Care District Revenue, Series A, 5.00%, 7/1/42, Continuously Callable @100	1,000	1,154
West Kern Water District Certificate of Participation, 5.00%, 6/1/28, Continuously Callable @100	4,585	4,840
Western Placer Unified School District Certificate of Participation(INS - Assured Guaranty Municipal Corp.), 4.00%, 8/1/41, Continuously Callable @100	6,000	6,559
		685,846
Guam (2.3%):
Guam Government Waterworks Authority Revenue
5.50%, 7/1/43, Continuously Callable @100	4,000	4,409
5.00%, 1/1/46, Continuously Callable @100	7,000	7,851
Guam Power Authority Revenue
Series A, 5.00%, 10/1/34, Continuously Callable @100	1,000	1,072
Series A, 5.00%, 10/1/40, Continuously Callable @100	2,800	3,201
		16,533
Virgin Islands (0.6%):
Virgin Islands Public Finance Authority Revenue
5.00%, 9/1/33, Continuously Callable @100(f)	3,000	3,314
Series A, 4.00%, 10/1/22	925	921
		4,235
Total Municipal Bonds (Cost $667,049)		706,614
Total Investments (Cost $667,049) — 99.1%		706,614
Other assets in excess of liabilities — 0.9%		6,565
NET ASSETS - 100.00%		$713,179

(a)	Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2019.
(b)	Put Bond.
(c)

Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Stepped-coupon security converts to coupon form on 08/01/23 with a rate of 4.3%.
(e)	Stepped-coupon security converts to coupon form on 08/01/23 with a rate of 4.35%.
(f)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2019, the fair value of these securities was $105,174 (thousands) and amounted to 14.7% of net assets.

(g)	Zero-coupon bond.

bps—Basis points

GO—General Obligation

LOC—Line Letter of Credit

MUNIPSA—Municipal Swap Index

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS

Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Global Equity Income Fund	December 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.1%)

Communication Services (6.7%):
BCE, Inc.	2,930	$136
BT Group PLC	49,755	127
Comcast Corp., Class A	2,900	130
Elisa Oyj	2,815	156
HKT Trust & HKT Ltd.	38,000	54
Informa PLC	11,705	133
KDDI Corp.	14,400	430
Koninklijke KPN NV	40,414	120
Nippon Telegraph & Telephone Corp.	19,200	485
NTT DOCOMO, Inc.	25,700	716
Omnicom Group, Inc.	3,537	287
Publicis Groupe SA	2,351	107
Shaw Communications, Inc., Class B	6,100	124
SoftBank Group Corp., Class C	17,100	743
Spark New Zealand Ltd.	16,594	48
Telenor ASA	9,612	173
The Interpublic Group of Co., Inc.	5,500	127
The Walt Disney Co.	1,000	145
Verizon Communications, Inc.	17,587	1,080
ViacomCBS, Inc., Class B	2,500	105
WPP PLC	21,226	299
		5,725
Consumer Discretionary (9.9%):
Bandai Namco Holdings, Inc.	1,400	85
Barratt Developments PLC	17,376	172
Best Buy Co., Inc.	1,800	158
Bridgestone Corp.(a)	5,100	189
Carnival Corp.	2,700	137
Cie Generale des Etablissements Michelin SCA	978	120
Compass Group PLC	5,180	130
Darden Restaurants, Inc.	1,000	109
Ford Motor Co.	47,147	438
Garmin Ltd.	1,600	156
General Motors Co., Class C	10,600	388
Genuine Parts Co.	1,200	127
Harley-Davidson, Inc.	1,284	48
Hasbro, Inc.	2,000	211
Industria de Diseno Textil SA	11,197	396
Kering SA	308	203
Las Vegas Sands Corp.	6,850	473
Lowe’s Cos., Inc.	3,188	382
McDonald’s Corp.	1,204	238
Ross Stores, Inc.	1,300	151
Sekisui House Ltd.	7,500	160
Starbucks Corp.	9,688	852
Target Corp.	3,629	465
Taylor Wimpey PLC	38,975	100
The Home Depot, Inc.	5,130	1,120
The TJX Cos., Inc.	7,143	436
Toyota Motor Corp.	15,600	1,099
Tractor Supply Co.	1,100	103
		8,646
Consumer Staples (11.1%):
Campbell Soup Co.	3,100	153
Church & Dwight Co., Inc.	1,700	120
Coca-Cola European Partners PLC	2,200	112
Colgate-Palmolive Co.	1,700	117
General Mills, Inc.	4,800	256

Security Description	Shares	Value
Heineken Holding NV	2,180	$212
Heineken NV	3,019	322
Imperial Brands PLC	16,529	409
Kimberly-Clark Corp.	5,100	702
Koninklijke Ahold Delhaize NV	8,143	204
Philip Morris International, Inc.	5,349	455
Sysco Corp.	2,300	197
The Clorox Co.	800	123
The J.M. Smucker Co.	1,100	115
The Procter & Gamble Co.	18,538	2,314
Tyson Foods, Inc., Class A	1,500	137
Unilever NV	13,272	762
Walgreens Boots Alliance, Inc.	13,800	814
Walmart, Inc.	17,010	2,021
		9,545
Energy (2.1%):
BP PLC	17,818	112
Chevron Corp.	1,200	145
Equinor ASA	6,285	125
Exxon Mobil Corp.	2,700	188
Galp Energia SGPS SA	8,068	135
Inter Pipeline Ltd.	2,923	51
JXTG Holdings, Inc.	34,100	155
Koninklijke Vopak NV	1,203	65
ONEOK, Inc.	1,900	144
Pembina Pipeline Corp.	3,300	122
Phillips 66	1,300	145
Repsol SA	7,915	124
Royal Dutch Shell PLC, Class B	3,787	113
Total SA	4,509	250
		1,874
Financials (17.1%):
Aflac, Inc.	3,700	196
Allianz SE	5,258	1,289
Ameriprise Financial, Inc.	1,700	283
Assicurazioni Generali SpA	16,026	331
Aviva PLC	23,469	130
AXA SA	15,302	432
Bank of America Corp.	33,704	1,186
Bank of Montreal	1,600	124
BNP Paribas SA	12,705	756
BOC Hong Kong Holdings Ltd.	66,500	231
Capital One Financial Corp.	2,400	247
Citigroup, Inc.	13,000	1,039
Citizens Financial Group, Inc.	3,500	142
Comerica, Inc.	1,700	122
Credit Agricole SA	20,027	291
DBS Group Holdings Ltd.	26,800	517
Deutsche Boerse AG	1,412	221
Discover Financial Services	2,400	204
Fifth Third Bancorp.	5,000	154
Franklin Resources, Inc.	6,074	158
Great-West Lifeco, Inc.	3,065	79
Hang Seng Bank Ltd.	12,600	260
Huntington Bancshares, Inc.	13,600	205
Invesco Ltd.	3,770	68
Legal & General Group PLC	36,269	146
Manulife Financial Corp.	6,800	137
MetLife, Inc.	12,400	633
Muenchener Rueckversicherungs-Gesellschaft AG, Class R	492	145

Security Description	Shares	Value
National Australia Bank Ltd.	6,616	$114
ORIX Corp.	9,100	151
Oversea-Chinese Banking Corp. Ltd.	14,700	120
Pargesa Holding SA	566	47
Prudential Financial, Inc.	1,700	159
Regions Financial Corp.	8,900	153
Resona Holdings, Inc.	29,800	130
Skandinaviska Enskilda Banken AB, Class A	24,767	232
Sumitomo Mitsui Financial Group, Inc.	10,300	380
Sun Life Financial, Inc.	3,000	137
Svenska Handelsbanken AB, Class A	13,722	148
T. Rowe Price Group, Inc.	2,300	280
The Allstate Corp.	3,000	337
The Bank of Nova Scotia	4,500	255
The PNC Financial Services Group, Inc.	2,500	399
The Progressive Corp.	4,700	340
The Travelers Cos., Inc.	1,000	137
Tokio Marine Holdings, Inc.	10,900	610
United Overseas Bank Ltd.	6,400	126
Zurich Insurance Group AG	1,273	522
		14,503
Health Care (13.9%):
Abbott Laboratories	2,500	217
AbbVie, Inc.	18,613	1,648
AmerisourceBergen Corp.	1,500	128
Amgen, Inc.	2,100	506
Anthem, Inc.	951	288
Bristol-Myers Squibb Co.	9,200	591
Cardinal Health, Inc.	4,575	231
Danaher Corp.	1,200	184
Hoya Corp.	1,300	124
Johnson & Johnson	16,575	2,418
Koninklijke Philips NV	2,858	140
McKesson Corp.	1,100	152
Medtronic PLC	1,900	216
Novartis AG	13,544	1,282
Pfizer, Inc.	47,818	1,874
Quest Diagnostics, Inc.	1,500	160
Roche Holding AG	3,664	1,191
Smith & Nephew PLC	5,733	138
STERIS PLC	800	122
Stryker Corp.	700	147
UnitedHealth Group, Inc.	457	134
		11,891
Industrials (12.9%):
3M Co.	4,300	759
ABB Ltd.	6,186	149
ANA Holdings, Inc.(a)	1,300	43
Atlas Copco AB, Class A	8,913	356
Aurizon Holdings Ltd.	32,737	120
Brambles Ltd.	13,726	113
C.H. Robinson Worldwide, Inc.	1,500	117
Cummins, Inc.	2,100	376
Delta Air Lines, Inc.	1,824	107
Dover Corp.	1,500	173
Eaton Corp. PLC	4,100	388
Ferguson PLC	1,922	175
Geberit AG	696	391
Honeywell International, Inc.	5,500	973
Illinois Tool Works, Inc.	2,439	438

Security Description	Shares	Value
Ingersoll-Rand PLC	2,400	$319
ITOCHU Corp.	10,600	246
Jardine Matheson Holdings Ltd.	2,000	111
Jardine Strategic Holdings Ltd.	3,300	101
Lockheed Martin Corp.	1,749	681
Mitsubishi Corp.	11,600	307
Mitsubishi Heavy Industries Ltd.	4,200	163
Norfolk Southern Corp.	600	116
Obayashi Corp.	12,600	140
PACCAR, Inc.	3,000	237
Parker-Hannifin Corp.	700	144
Randstad NV	2,179	134
RELX PLC	8,774	221
Republic Services, Inc., Class A	1,400	126
Rockwell Automation, Inc.	800	162
Safran SA	1,239	191
SGS SA, Registered Shares	32	88
Snap-on, Inc.	700	119
Southwest Airlines Co.	1,852	100
Sumitomo Corp.	8,200	122
Thales SA	1,240	129
The Boeing Co.	2,897	944
Thomson Reuters Corp.	3,864	276
Union Pacific Corp.	3,100	561
United Technologies Corp.	1,000	150
Waste Management, Inc.	1,100	125
West Japan Railway Co.	900	78
Wolters Kluwer NV	2,319	169
		10,938
Information Technology (16.5%):
Apple, Inc.	13,027	3,825
Applied Materials, Inc.	3,336	204
Cisco Systems, Inc.	37,217	1,785
Fidelity National Information Services, Inc.	2,403	334
Fujitsu Ltd.	900	85
Hitachi Ltd.	3,700	156
Intel Corp.	2,600	156
International Business Machines Corp.	10,269	1,377
Juniper Networks, Inc.	4,700	116
KLA Corp.	1,000	178
Lam Research Corp.	700	205
Maxim Integrated Products, Inc.	2,100	129
Microsoft Corp.	9,963	1,571
NetApp, Inc.	2,000	125
Nomura Research Institute Ltd.	3,800	81
Oracle Corp.	22,768	1,206
Paychex, Inc.	3,100	264
QUALCOMM, Inc.	11,181	986
SAP SE	1,304	176
Texas Instruments, Inc.	5,700	731
The Western Union Co.	8,046	215
Visa, Inc., Class A	1,300	244
		14,149
Materials (5.2%):
Akzo Nobel NV	2,040	208
Amcor PLC	10,800	117
Asahi Kasei Corp.	11,700	131
BHP Group Ltd.	55,660	1,525
Celanese Corp., Series A	1,200	148
Fortescue Metals Group Ltd.	20,808	157

Security Description	Shares	Value
HeidelbergCement AG	1,533	$111
LafargeHolcim Ltd.	2,542	141
LyondellBasell Industries NV, Class A	3,600	340
Packaging Corp. of America	1,300	146
PPG Industries, Inc.	1,600	213
Rio Tinto PLC	18,179	1,076
		4,313
Real Estate (1.6%):
Daito Trust Construction Co. Ltd.	1,000	124
Simon Property Group, Inc.	4,400	655
Stockland	42,395	138
Swiss Prime Site AG, Registered Shares	1,422	165
Ventas, Inc.	4,400	254
Vicinity Centres	25,399	44
		1,380
Utilities (2.1%):
AES Corp.	7,400	147
American Electric Power Co., Inc.	1,400	132
American Water Works Co., Inc.	1,100	135
Duke Energy Corp.	1,400	128
Entergy Corp.	1,200	144
OGE Energy Corp.	2,900	129
Power Assets Holdings Ltd.	17,000	124
Terna Rete Elettrica Nazionale SpA	19,485	130
The Southern Co.	2,200	140
United Utilities Group PLC	12,487	156
Veolia Environnement SA	9,907	264
Xcel Energy, Inc.	2,100	133
		1,762
Total Common Stocks (Cost $73,795)		84,726

Rights (0.0%)(b)
Energy (0.0%):(b)
Repsol SA(c)	7,915	4
Total Right (Cost $4)		4

Collateral for Securities Loaned (0.3%)^
HSBC U.S. Government Money Market Fund, I Shares, 1.53%(d)	243,084	243
Total Collateral for Securities Loaned (Cost $243)		243
Total Investments (Cost $74,042) — 99.4%		84,973
Other assets in excess of liabilities — 0.6%		495
NET ASSETS - 100.00%		$85,468

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Amount represents less than 0.05% of net assets.
(c)	Non-income producing security.
(d)	Rate disclosed is the daily yield on December 31, 2019.

PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA New York Bond Fund	December 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (0.2%)

Utilities (0.2%):
CMS Liquidating Trust(a)(b)(c)	200	$500

Total Common Stock (Cost $499)		500

Municipal Bonds (98.6%)
New York (94.1%):
Albany Capital Resource Corp. Revenue
6.00%, 11/15/25, Pre-refunded 11/15/20 @ 100	$1,000	1,043
5.00%, 6/1/49, Continuously Callable @100	1,500	1,633
Albany County Airport Authority Revenue, Series A, 5.00%, 12/15/48, Continuously Callable @100	1,000	1,191
Brookhaven Local Development Corp. Revenue, 5.25%, 11/1/36, Continuously Callable @100	1,500	1,713
Buffalo & Erie County Industrial Land Development Corp. Revenue
6.00%, 10/1/31, Continuously Callable @100	500	528
5.00%, 6/1/35, Continuously Callable @103	1,000	1,129
5.00%, 7/1/40, Continuously Callable @100	2,000	2,266
5.00%, 8/1/52, Continuously Callable @100	1,000	1,091
Build NYC Resource Corp. Revenue
5.00%, 6/1/40, Continuously Callable @100	700	798
5.00%, 8/1/40, Continuously Callable @100	1,000	1,143
5.00%, 7/1/41, Continuously Callable @100	500	568
5.00%, 8/1/42, Continuously Callable @100	1,500	1,610
4.00%, 8/1/42, Continuously Callable @100	1,000	1,086
5.50%, 4/1/43, Continuously Callable @100	1,000	1,073
5.00%, 7/1/45, Continuously Callable @100	2,000	2,303
5.00%, 11/1/47	2,000	3,017
5.00%, 6/1/48, Continuously Callable @102	2,000	2,171
4.00%, 7/1/49, Continuously Callable @100	500	556
Canton Capital Resource Corp. Revenue(INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 5/1/40, Pre-refunded 5/1/20 @ 100	1,000	1,013
City of New York, GO
1.75%, 10/1/46, Continuously Callable @100(d)	4,000	4,000
Series D-1, 4.00%, 12/1/43, Continuously Callable @100	4,000	4,479
City of Newburgh, GO
Series A, 5.00%, 6/15/23, Continuously Callable @100	825	901
Series A, 5.00%, 6/15/24, Continuously Callable @100	870	950
City of Poughkeepsie, GO, 5.00%, 6/1/31, Continuously Callable @100	600	684
City of Yonkers, GO(INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 10/1/24, Continuously Callable @100	1,000	1,069
Series A, 3.00%, 7/1/25, Continuously Callable @100	665	702
County of Nassau, GO, Series A, 5.00%, 1/1/38, Continuously Callable @100	1,000	1,175
County of Nassau, GO(INS - Assured Guaranty Municipal Corp.), Series C, 5.00%, 4/1/38, Continuously Callable @100	1,000	1,105
County of Rockland, GO
3.75%, 10/1/25, Continuously Callable @100	1,265	1,290
Series B, 5.00%, 12/15/21	600	645
Dutchess County Industrial Development Agency Revenue(INS - Assured Guaranty Corp.), 5.50%, 4/1/30, Pre-refunded 10/1/20 @ 100	1,000	1,033
Dutchess County Local Development Corp. Revenue
5.00%, 7/1/46, Continuously Callable @100	600	682
Series A, 5.75%, 7/1/40, Pre-refunded 7/1/20 @ 100	1,250	1,279
Series A, 5.00%, 7/1/44, Pre-refunded 7/1/24 @ 100	1,000	1,175
Series A, 5.00%, 7/1/45, Continuously Callable @100	2,000	2,301

Security Description	Principal Amount	Value
Series B, 4.00%, 7/1/41, Continuously Callable @100	$2,000	$2,152
Series B, 4.00%, 7/1/49, Continuously Callable @100	1,750	1,906
East Rochester Housing Authority Revenue(LOC - Citizens Financial Group), Series A, 1.74%, 12/1/36, Continuously Callable @100(d)	935	935
Erie County Industrial Development Agency Revenue, Series A, 5.25%, 5/1/32, Continuously Callable @100	250	264
Hempstead Town Local Development Corp. Revenue
5.00%, 7/1/47, Continuously Callable @100	600	711
5.00%, 7/1/48, Continuously Callable @100	300	347
Hudson Yards Infrastructure Corp. Revenue, Series A, 4.00%, 2/15/44, Continuously Callable @100	2,000	2,193
Jefferson County Civic Facility Development Corp. Revenue, 4.00%, 11/1/47, Continuously Callable @100	1,000	1,052
Long Island Power Authority Revenue
Series A, 5.00%, 5/1/38, Pre-refunded 5/1/21 @ 100	2,000	2,105
Series A, 5.00%, 9/1/44, Continuously Callable @100	2,000	2,263
Series B, 5.00%, 9/1/41, Continuously Callable @100	1,000	1,167
Metropolitan Transportation Authority Revenue
2.11%(MUNIPSA+50bps), 11/15/42, (Put Date 3/1/22)(e)(f)	1,000	998
Series A, 5.25%, 11/15/38, Pre-refunded 11/15/21 @ 100	1,500	1,618
Series A, 5.25%, 11/15/57, Continuously Callable @100	1,000	1,198
Series B, 4.00%, 11/15/50, Continuously Callable @100	1,000	1,086
Series C-1, 5.00%, 11/15/35, Continuously Callable @100	3,000	3,503
Series D-2, 2.06%(MUNIPSA+45bps), 11/15/44(Put Date 11/15/22)(e)(f)	2,000	2,013
Monroe County Industrial Development Corp. Revenue
5.25%, 10/1/31, Pre-refunded 10/1/21 @ 100	500	537
4.00%, 7/1/43, Continuously Callable @100	1,000	1,108
5.00%, 12/1/46, Continuously Callable @100	1,000	1,155
4.00%, 10/1/47, Continuously Callable @100	1,000	1,065
Series A, 5.00%, 12/1/37, Continuously Callable @100	1,000	1,090
Series A, 5.00%, 12/1/42, Continuously Callable @100	2,000	2,168
Monroe County Industrial Development Corp. Revenue(INS - Assured Guaranty Municipal Corp.), 5.00%, 1/15/38, Continuously Callable @100	500	561
Monroe County Industrial Development Corp. Revenue(INS - Federal Housing Administration), 5.50%, 8/15/40, Continuously Callable @100	2,100	2,189
Monroe County Industrial Development Corp. Revenue(LOC - Citizens Financial Group), 1.74%, 7/1/27, Continuously Callable @100(d)	880	880
Nassau County Local Economic Assistance Corp. Revenue, 5.00%, 7/1/37, Continuously Callable @100	1,000	1,082
New York City Health & Hospital Corp. Revenue, Series A, 5.00%, 2/15/25, Continuously Callable @100	1,885	1,891
New York City Housing Development Corp. Revenue
Series A, 5.00%, 11/1/42, Continuously Callable @100	1,000	1,010
Series K, 4.20%, 11/1/58, Continuously Callable @100	3,000	3,168
New York City Industrial Development Agency Revenue(INS - Assured Guaranty Municipal Corp.), 2.25%, 10/1/29	1,425	1,440
New York City Transitional Finance Authority Building Aid Revenue
Series S, 5.00%, 7/15/43, Continuously Callable @100	1,250	1,443
Series S, 4.00%, 7/15/45, Continuously Callable @100	2,000	2,225
New York City Transitional Finance Authority Future Tax Secured Revenue
4.00%, 8/1/41, Continuously Callable @100	1,000	1,118
4.00%, 11/1/42, Continuously Callable @100	2,000	2,245
Series B, 4.00%, 8/1/41, Continuously Callable @100	1,000	1,096
Series B-1, 4.00%, 11/1/45, Continuously Callable @100	2,000	2,248
New York City Trust for Cultural Resources Revenue
5.00%, 8/1/43, Continuously Callable @100	1,000	1,105
4.00%, 7/1/46, Continuously Callable @100	1,000	1,061
New York City Water & Sewer System Revenue, Series D, 6/15/20(g)	17,090	17,012

Security Description	Principal Amount	Value
New York Convention Center Development Corp. Revenue
5.00%, 11/15/45, Continuously Callable @100	$500	$588
Series S, 11/15/37(g)	1,000	628
New York Counties Tobacco Trust VI Revenue, 5.00%, 6/1/45, Continuously Callable @100	500	529
New York Liberty Development Corp. Revenue
5.25%, 10/1/35	2,500	3,397
5.50%, 10/1/37	560	795
5.00%, 11/15/44, Continuously Callable @100(h)	1,000	1,092
2.80%, 9/15/69, Continuously Callable @100	2,000	2,012
New York State Dormitory Authority Revenue
5.00%, 7/1/34, Continuously Callable @100	500	571
5.25%, 7/1/35, Continuously Callable @100	1,000	1,008
5.00%, 12/1/37, Continuously Callable @100(h)	1,300	1,504
4.00%, 8/1/38, Continuously Callable @100	4,000	4,439
5.50%, 7/1/40, Pre-refunded 7/1/20 @ 100	1,000	1,022
5.00%, 7/1/42, Continuously Callable @100	250	266
5.00%, 5/1/43, Continuously Callable @100	1,000	1,134
5.75%, 7/1/43, Continuously Callable @100	1,000	1,111
3.50%, 7/1/44, Continuously Callable @100	1,000	1,035
4.00%, 7/1/45, Continuously Callable @100	2,000	2,169
Series A, 5.00%, 7/1/26, Pre-refunded 7/1/20 @ 100	2,000	2,039
Series A, 5.00%, 7/1/31, Pre-refunded 7/1/21 @ 100	1,000	1,058
Series A, 5.00%, 5/1/38, Continuously Callable @100	500	538
Series A, 5.00%, 5/1/41, Pre-refunded 5/1/21 @ 100	2,000	2,105
Series A, 4.00%, 7/1/41, Continuously Callable @100	1,000	1,114
Series A, 4.00%, 7/1/43, Continuously Callable @100	2,000	2,157
Series A, 5.00%, 7/1/44, Continuously Callable @100	1,500	1,649
Series A, 4.00%, 7/1/45, Continuously Callable @100	2,250	2,545
Series A, 4.00%, 3/15/48, Continuously Callable @100	3,000	3,323
Series A, 5.00%, 7/1/48, Continuously Callable @100	1,000	1,194
Series C, 4.00%, 7/1/47, Continuously Callable @100	1,000	1,110
Series D, 5.00%, 5/1/39, Continuously Callable @100	500	535
New York State Dormitory Authority Revenue(INS - AMBAC Assurance Corp.)
Series 1, 5.50%, 7/1/40	2,000	2,895
Series A, 5.50%, 5/15/30	3,275	4,450
New York State Dormitory Authority Revenue(INS - Assured Guaranty Municipal Corp.), 5.63%, 11/1/32, Pre-refunded 5/1/21 @ 100	500	525
New York State Dormitory Authority Revenue(NBGA - State of New York Mortgage Agency), 5.00%, 6/1/33, Continuously Callable @100	2,500	2,506
New York State Environmental Facilities Corp. Revenue, Series B, 4.00%, 8/15/46, Continuously Callable @100	1,000	1,094
New York State Housing Finance Agency Revenue(LOC - Landesbank Hessen-Thuringen), Series A, 1.67%, 5/1/42, Continuously Callable @100(d)	1,500	1,500
New York State Thruway Authority Revenue
Series A, 4.00%, 1/1/56, Continuously Callable @100	1,000	1,064
Series B, 4.00%, 1/1/53, Continuously Callable @100	1,000	1,103
New York State Urban Development Corp. Revenue, 5.00%, 3/15/42, Continuously Callable @100	3,000	3,666
Niagara Area Development Corp. Revenue, Series B, 3.50%, 11/1/24, Continuously Callable @100(h)	2,000	2,087
Niagara Tobacco Asset Securitization Corp. Revenue, 5.25%, 5/15/40, Continuously Callable @100	750	801
Oneida County Local Development Corp. Revenue, 4.00%, 7/1/39, Continuously Callable @100	750	821
Onondaga Civic Development Corp. Revenue
5.38%, 7/1/40, Continuously Callable @100	1,500	1,520
5.00%, 10/1/40, Continuously Callable @100	1,000	1,117

Security Description	Principal Amount	Value
5.00%, 7/1/42, Continuously Callable @100	$1,000	$1,061
5.00%, 1/1/43, Continuously Callable @100	740	858
Onondaga County Trust for Cultural Resources Revenue
5.00%, 12/1/36, Continuously Callable @100	1,000	1,071
5.00%, 5/1/40, Continuously Callable @100	800	954
Southold Local Development Corp. Revenue, 5.00%, 12/1/45, Continuously Callable @100	1,000	1,091
St. Lawrence County Industrial Development Agency Revenue
4.00%, 7/1/43, Continuously Callable @100	500	543
5.00%, 9/1/47, Continuously Callable @100	1,770	2,040
State of New York Mortgage Agency Revenue, 3.80%, 10/1/48, Continuously Callable @100	1,985	2,092
Suffolk County Economic Development Corp. Revenue
5.00%, 7/1/28, Pre-refunded 7/1/21 @ 100	220	233
5.00%, 7/1/28, Continuously Callable @100	1,280	1,347
Series C, 5.00%, 7/1/33, Continuously Callable @100	250	283
Suffolk Tobacco Asset Securitization Corp. Revenue, Series B, 5.00%, 6/1/32, Continuously Callable @100	1,450	1,557
Tompkins County Development Corp. Revenue, 5.00%, 7/1/44, Continuously Callable @100	1,375	1,510
Tompkins County Development Corp. Revenue(INS - Assured Guaranty Municipal Corp.), 5.50%, 7/1/33, Pre-refunded 1/1/21 @ 100	1,000	1,044
Triborough Bridge & Tunnel Authority Revenue, Series B, 11/15/32(g)	1,000	759
Troy Capital Resource Corp. Revenue, Series A, 5.00%, 9/1/30, Continuously Callable @100	2,000	2,053
TSASC, Inc. Revenue, Series A, 5.00%, 6/1/41, Continuously Callable @100	1,000	1,122
Westchester County Healthcare Corp. Revenue
Series B, 6.00%, 11/1/30, Pre-refunded 11/1/20 @ 100	870	906
Series B, 6.00%, 11/1/30, Continuously Callable @100	130	135
Westchester County Local Development Corp. Revenue
5.00%, 1/1/34, Continuously Callable @100	1,500	1,613
5.00%, 7/1/42, Continuously Callable @104	450	515
5.00%, 11/1/46, Continuously Callable @100	1,000	1,118
5.00%, 6/1/47, Continuously Callable @100	1,000	1,124
Westchester Tobacco Asset Securitization Revenue, Series B, 5.00%, 6/1/41, Continuously Callable @100	500	552
		217,207
Guam (3.9%):
Antonio B. Won Pat International Airport Authority Revenue(INS - Assured Guaranty Municipal Corp.), Series B, 5.75%, 10/1/43, Continuously Callable @100	1,000	1,143
Guam Government Waterworks Authority Revenue
5.50%, 7/1/43, Continuously Callable @100	1,000	1,102
Series A, 5.00%, 7/1/29, Continuously Callable @100	1,000	1,131
Series A, 5.00%, 7/1/35, Continuously Callable @100	500	555
Guam Power Authority Revenue, Series A, 5.00%, 10/1/37, Continuously Callable @100	1,165	1,336
Guam Power Authority Revenue(INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 10/1/30, Continuously Callable @100	1,000	1,090
Series A, 5.00%, 10/1/39, Continuously Callable @100	500	564
Territory of Guam Revenue
Series A, 5.00%, 12/1/46, Continuously Callable @100	500	552
Series B, 5.00%, 1/1/37, Continuously Callable @100	500	521
Series D, 5.00%, 11/15/39, Continuously Callable @100	1,000	1,109
		9,103

Security Description	Principal Amount	Value
Puerto Rico (0.6%):
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue, 5.13%, 4/1/32, Continuously Callable @100	$1,390	$1,412

Total Municipal Bonds (Cost $214,582)		227,722
Total Investments (Cost $215,081) — 98.8%		228,222
Other assets in excess of liabilities — 1.2%		2,729
NET ASSETS - 100.00%		$230,951

(a)	Non-income producing security.
(b)	Security was valued using significant unobservable inputs as of December 31, 2019.
(c)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of December 31, 2019, illiquid securities were 0.2% of the Fund’s net assets.
(d)

Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(e)	Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2019.
(f)	Put Bond.
(g)	Zero-coupon bond.
(h)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2019, the fair value of these securities was $4,684 (thousands) and amounted to 2.0% of net assets.

AMBAC—American Municipal Bond Assurance Corporation

bps—Basis points

GO—General Obligation

LOC—Line Letter of Credit

MUNIPSA—Municipal Swap Index

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS

Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Target Managed Allocation Fund	December 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
U.S. Treasury Obligations (3.2%)
U.S. Treasury Note, 1.88%, 4/30/22 (b)	$17,600	$17,717
Total U.S. Treasury Obligations (Cost $17,348)		17,717

Exchange-Traded Funds (96.1%)
iShares 20+ Year Treasury Bond ETF(a)	119,354	16,170
iShares Core U.S. REIT ETF(b)	494,280	26,983
iShares MSCI Global Gold Miners ETF(a)	177,219	4,262
iShares MSCI Japan ETF	1,100,792	65,211
iShares Russell 2000 ETF	318,283	52,730
VanEck Vectors Gold Miners ETF	864,053	25,299
Vanguard S&P 500 ETF(b)	889,255	263,042
Vanguard Total Stock Market ETF(b)	477,013	78,049
Total Exchange-Traded Funds (Cost $491,992)		531,746

Collateral for Securities Loaned (0.9%)^
Fidelity Investments Money Market Government Portfolio, I shares, 1.50%(c)	2,592,313	2,592
HSBC U.S. Government Money Market Fund, I Shares, 1.53%(c)	2,514,687	2,515
Total Collateral for Securities Loaned (Cost $5,107)		5,107
Total Investments (Cost $514,447) — 100.2%		554,570
Liabilities in excess of other assets — (0.2)%		(913)
NET ASSETS - 100.00%		$553,657

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	All or a portion of this security has been designated as collateral for futures contracts.
(c)	Rate disclosed is the daily yield on December 31, 2019.

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	528	3/20/20	$83,859,574	$85,301,040	$1,441,466
FTSE 100 Index Future	382	3/20/20	37,831,500	37,944,976	113,476
S&P Toronto Stock Exchange 60 Index Future	118	3/19/20	18,460,075	18,399,477	(60,598)
					$1,494,344

Futures Contracts Sold

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets Index Futures	716	3/20/20	$39,340,620	$40,103,160	$(762,540)
Russell 2000 Mini Index Futures	537	3/20/20	44,154,583	44,855,610	(701,027)
Tokyo Price Index Future	346	3/12/20	54,888,489	54,803,368	85,121
					$(1,378,446)
	Total unrealized appreciation				$1,640,063
	Total unrealized depreciation				(1,524,165)
	Total net unrealized appreciation(depreciation)				$115,898

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Tax Exempt Intermediate-Term Fund	December 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (99.2%)
Alabama (1.8%):
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue, 5.00%, 2/1/36, Continuously Callable @100	$8,000	$9,133
Lower Alabama Gas District Revenue
Series A, 5.00%, 9/1/27	5,000	6,049
Series A, 5.00%, 9/1/28	7,000	8,602
Series A, 5.00%, 9/1/34(a)	35,000	45,580
Montgomery Medical Clinic Board Revenue
5.00%, 3/1/33, Continuously Callable @100	5,955	6,751
5.00%, 3/1/36, Continuously Callable @100	1,750	1,967
Wilsonville Industrial Development Board Revenue, Series D, 1.72%, 1/1/24, Continuously Callable @100(b)	7,100	7,100
		85,182
Arizona (2.3%):
Apache County Industrial Development Authority Revenue, Series A, 4.50%, 3/1/30, Continuously Callable @100	20,310	21,405
Arizona Health Facilities Authority Revenue
5.00%, 2/1/27, Continuously Callable @100	6,000	6,449
3.46%(MUNIPSA+185bps), 2/1/48, (Put Date 2/1/23)(c)(d)	30,000	31,485
City of Phoenix Civic Improvement Corp. Revenue(INS - National Public Finance Guarantee Corp.)
5.50%, 7/1/24(b)	3,270	3,873
5.50%, 7/1/25(b)	2,115	2,580
Maricopa County Industrial Development Authority Revenue
2.18%(MUNIPSA+57bps), 1/1/35, Callable 10/18/23 @ 100(Put Date 10/18/24)(c)(d)	2,500	2,489
5.00%, 7/1/39, Continuously Callable @100(e)	2,000	2,231
Pinal County Industrial Development Authority Revenue(INS - ACA Financial Guaranty Corp.)
5.25%, 10/1/20, Continuously Callable @100	2,000	2,006
5.25%, 10/1/22, Continuously Callable @100	1,250	1,254
4.50%, 10/1/25, Continuously Callable @100	2,000	2,005
The Industrial Development Authority of the City of Phoenix Revenue
3.75%, 7/1/24	5,585	5,829
5.00%, 7/1/34, Continuously Callable @100	11,100	12,219
5.00%, 7/1/36, Continuously Callable @100	1,675	1,849
5.00%, 10/1/36, Continuously Callable @100	4,250	4,894
The Industrial Development Authority of the County of Pima Revenue
4.00%, 6/15/22(e)	695	710
4.13%, 6/15/29, Continuously Callable @100(e)	4,900	5,031
Series A, 4.50%, 6/1/30, Continuously Callable @100	2,680	2,847
The Industrial Development Authority of the County of Yavapai Revenue
1.20%, 4/1/29(Put Date 3/2/20) (d)	3,000	3,000
4.00%, 8/1/38, Continuously Callable @100	1,000	1,116
		113,272
Arkansas (0.8%):
Arkansas Development Finance Authority Revenue, 3.16%(MUNIPSA+155bps), 9/1/44, (Put Date 9/1/22)(c)(d)	29,000	29,592
University of Arkansas - Pulaski Technical College Revenue(INS - Build America Mutual Assurance Co.), 5.00%, 9/1/30, Continuously Callable @100	4,290	5,076
		34,668
California (6.2%):
Anaheim Public Financing Authority Revenue
Series A, 5.00%, 5/1/28, Continuously Callable @100	500	582
Series A, 5.00%, 5/1/29, Continuously Callable @100	500	581
Series A, 5.00%, 5/1/30, Continuously Callable @100	1,000	1,161
Bay Area Toll Authority Revenue
2.71%(MUNIPSA+110bps), 4/1/45, (Put Date 4/1/24)(c)(d)	17,000	17,771

Security Description	Principal Amount	Value
2.51%(MUNIPSA+90bps), 4/1/45, (Put Date 5/1/23)(c)(d)	$10,000	$10,273
California Health Facilities Financing Authority Revenue
2.00%, 10/1/36, (Put Date 10/1/25)(d)	8,500	8,794
Series D, 5.00%, 8/15/27, Continuously Callable @100	2,000	2,126
Series D, 5.25%, 8/15/31, Continuously Callable @100	5,000	5,344
California School Finance Authority Revenue
5.00%, 8/1/31, Continuously Callable @100(e)	500	568
5.00%, 8/1/36, Continuously Callable @100(e)	1,600	1,798
California State Public Works Board Revenue
Series A, 5.00%, 3/1/25, Continuously Callable @100	1,250	1,400
Series A, 5.00%, 3/1/26, Continuously Callable @100	1,365	1,528
Series A, 5.00%, 4/1/28, Continuously Callable @100	10,000	10,873
Series A, 5.00%, 4/1/29, Continuously Callable @100	5,000	5,434
Series B, 5.00%, 10/1/31, Continuously Callable @100	11,465	13,395
Series B-1, 5.13%, 3/1/23, Continuously Callable @100	3,000	3,019
Series B-1, 5.25%, 3/1/24, Continuously Callable @100	2,500	2,518
Series B-1, 5.38%, 3/1/25, Continuously Callable @100	2,000	2,014
Series G, 5.00%, 11/1/23, Continuously Callable @100	1,185	1,317
Series G, 5.00%, 11/1/24, Continuously Callable @100	2,000	2,222
Series G, 5.00%, 11/1/28, Continuously Callable @100	7,000	7,760
California State University Revenue
Series A, 5.00%, 11/1/29, Continuously Callable @100	10,000	11,822
Series A, 5.00%, 11/1/33, Continuously Callable @100	10,000	11,979
California Statewide Communities Development Authority Revenue
5.13%, 5/15/31, Continuously Callable @100	1,000	1,053
5.00%, 5/15/32, Continuously Callable @100	1,250	1,468
5.00%, 5/15/33, Continuously Callable @100	2,000	2,345
5.00%, 5/15/34, Continuously Callable @100	1,250	1,462
5.00%, 5/15/35, Continuously Callable @100	2,000	2,334
Cerritos Community College District, GO
Series D, 0.00%, 8/1/25(f)	1,510	1,398
Series D, 0.00%, 8/1/27(f)	1,000	886
Series D, 0.00%, 8/1/28(f)	1,000	863
Chula Vista Municipal Financing Authority Special Tax
Series B, 5.00%, 9/1/27, Continuously Callable @100	1,520	1,799
Series B, 5.00%, 9/1/28, Continuously Callable @100	1,700	2,008
Series B, 5.00%, 9/1/29, Continuously Callable @100	1,785	2,105
Series B, 5.00%, 9/1/30, Continuously Callable @100	2,635	3,098
Series B, 5.00%, 9/1/31, Continuously Callable @100	2,095	2,454
City of Irvine Special Assessment, 5.00%, 9/2/29, Callable 9/2/23 @ 100	1,000	1,127
City of San Diego Tobacco Settlement Revenue Funding Corp. Revenue, Series C, 4.00%, 6/1/32, Continuously Callable @100	900	965
City of Tulare Sewer Revenue(INS - Assured Guaranty Municipal Corp.)
5.00%, 11/15/32, Continuously Callable @100	1,605	1,902
5.00%, 11/15/33, Continuously Callable @100	1,570	1,857
5.00%, 11/15/34, Continuously Callable @100	3,655	4,314
5.00%, 11/15/35, Continuously Callable @100	2,340	2,759
City of Upland Certificate of Participation, 6.00%, 1/1/26, Pre-refunded 1/1/21 @ 100	10,000	10,498
County of Los Angeles Certificate of Participation, 5.00%, 3/1/23	1,300	1,463
Deutsche Bank Spears/Lifers Trust Revenue(LIQ - Deutsche Bank A.G.), Series DBE-8038, 1.96%, 12/1/52, Callable 12/1/20 @ 100(b)(e)	26,500	26,500
El Camino Community College District, GO
Series C, 0.00%, 8/1/26(f)	6,810	6,231
Series C, 0.00%, 8/1/27(f)	7,665	6,869
Series C, 0.00%, 8/1/28(f)	5,500	4,790
Foothill-Eastern Transportation Corridor Agency Revenue(INS - Assured Guaranty Municipal Corp.), 1/15/35(f)	5,500	3,604

Security Description	Principal Amount	Value
Fresno Joint Powers Financing Authority Revenue(INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 4/1/32, Continuously Callable @100	$1,000	$1,214
Series A, 5.00%, 4/1/35, Continuously Callable @100	1,000	1,203
Series A, 5.00%, 4/1/36, Continuously Callable @100	420	504
Golden State Tobacco Securitization Corp. Revenue(INS - Assured Guaranty Municipal Corp.), Series A, 6/1/25(f)	46,605	41,785
Irvine Unified School District Special Tax(INS - Assured Guaranty Municipal Corp.), 4.50%, 9/1/20, Continuously Callable @100	2,500	2,506
Pittsburg Successor Agency Redevelopment Agency Tax Allocation(INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 9/1/27, Continuously Callable @100	3,500	4,214
Series A, 5.00%, 9/1/28, Continuously Callable @100	2,640	3,156
Sacramento City Financing Authority Revenue(LIQ - Deutsche Bank A.G.), Series XG0100, 1.71%, 12/1/33(b)(e)	10,000	10,000
San Diego Public Facilities Financing Authority Revenue
Series A, 5.00%, 10/15/33, Continuously Callable @100	1,635	1,948
Series A, 5.00%, 10/15/34, Continuously Callable @100	1,000	1,189
Series A, 5.00%, 10/15/35, Continuously Callable @100	1,250	1,484
Series B, 5.00%, 10/15/30, Continuously Callable @100	775	930
Series B, 5.00%, 10/15/31, Continuously Callable @100	1,000	1,197
Series B, 5.00%, 10/15/32, Continuously Callable @100	1,000	1,194
State of California, GO, 4.00%, 10/1/34, Continuously Callable @100	20,615	24,272
Washington Township Health Care District Revenue, Series A, 5.00%, 7/1/25, Continuously Callable @100	3,500	3,560
		320,787
Colorado (2.6%):
Adams & Arapahoe Joint School District 28J Aurora, GO, 12/1/22(f)	5,000	4,822
Colorado Health Facilities Authority Revenue
5.00%, 6/1/28, Pre-refunded 6/1/23 @ 100	2,750	3,105
5.00%, 12/1/28, Continuously Callable @100	1,000	1,158
5.00%, 12/1/29, Continuously Callable @100	1,500	1,734
5.00%, 6/1/31, Pre-refunded 6/1/25 @ 100	2,310	2,767
5.00%, 6/1/32, Pre-refunded 6/1/25 @ 100	2,000	2,396
5.00%, 6/1/33, Pre-refunded 6/1/25 @ 100	2,470	2,959
5.00%, 6/1/34, Pre-refunded 6/1/25 @ 100	6,385	7,649
5.00%, 6/1/34, Pre-refunded 6/1/27 @ 100	4,455	5,589
5.00%, 6/1/35, Pre-refunded 6/1/25 @ 100	3,385	4,055
5.00%, 6/1/35, Pre-refunded 6/1/27 @ 100	2,000	2,509
5.00%, 12/1/35, Continuously Callable @100	4,000	4,542
5.00%, 6/1/36, Pre-refunded 6/1/27 @ 100	4,000	5,018
Series A, 4.00%, 8/1/38, Continuously Callable @100	1,000	1,098
Series A, 4.00%, 8/1/39, Continuously Callable @100	1,250	1,367
Series A, 4.00%, 11/1/39, Continuously Callable @100	3,500	3,924
Denver Health & Hospital Authority Revenue
Series A, 5.00%, 12/1/34, Continuously Callable @100(e)	7,355	8,756
Series A, 4.00%, 12/1/37, Continuously Callable @100	1,250	1,391
Series A, 4.00%, 12/1/38, Continuously Callable @100	1,250	1,386
Series A, 4.00%, 12/1/39, Continuously Callable @100	1,000	1,107
Park Creek Metropolitan District Revenue
5.00%, 12/1/32, Continuously Callable @100	1,250	1,448
5.00%, 12/1/34, Continuously Callable @100	1,000	1,154
Regional Transportation District Certificate of Participation
Series A, 5.00%, 6/1/25, Pre-refunded 6/1/20 @ 100	9,135	9,282
Series A, 5.00%, 6/1/25, Continuously Callable @100	865	879
Series A, 5.00%, 6/1/29, Continuously Callable @100	7,585	8,515
Series A, 5.00%, 6/1/30, Continuously Callable @100	14,175	15,897
Series A, 5.00%, 6/1/31, Continuously Callable @100	15,005	16,808
		121,315

Security Description	Principal Amount	Value
Connecticut (3.8%):
City of Bridgeport, GO
Series B, 5.00%, 8/15/27	$4,485	$5,413
Series B, 5.00%, 8/15/27	180	226
Series B, 5.00%, 8/15/27	335	420
City of New Haven, GO
Series A, 5.00%, 8/1/28	1,000	1,203
Series A, 5.50%, 8/1/30, Continuously Callable @100	1,000	1,230
Series A, 5.50%, 8/1/32, Continuously Callable @100	1,200	1,463
Series A, 5.50%, 8/1/36, Continuously Callable @100	1,810	2,170
City of New Haven, GO(INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 8/15/30, Continuously Callable @100	1,000	1,176
Series A, 5.00%, 8/15/32, Continuously Callable @100	1,000	1,169
Series A, 5.00%, 8/15/33, Continuously Callable @100	1,000	1,167
Series A, 5.00%, 8/15/34, Continuously Callable @100	1,350	1,570
City of West Haven, GO
Series B, 5.00%, 11/1/32, Continuously Callable @100	400	456
Series B, 5.00%, 11/1/37, Continuously Callable @100	350	393
Connecticut State Health & Educational Facilities Authority Revenue
5.00%, 7/1/32, Continuously Callable @100	1,950	2,311
5.00%, 7/1/34, Continuously Callable @100	725	853
5.00%, 7/1/35, Continuously Callable @100	1,170	1,373
5.00%, 7/1/36, Continuously Callable @100	1,125	1,318
5.00%, 7/1/37, Continuously Callable @100	1,275	1,492
Series A, 4.00%, 7/1/38, Continuously Callable @100	7,000	7,719
Series E, 5.00%, 7/1/34, Continuously Callable @100	10,000	11,217
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/30, Continuously Callable @100(e)	10,000	11,674
Mashantucket Western Pequot Tribe Revenue, 2.05%, 7/1/31(g)	8,346	250
Metropolitan District, GO
5.00%, 7/15/33, Continuously Callable @100	750	926
5.00%, 7/15/34, Continuously Callable @100	1,000	1,230
5.00%, 7/15/35, Continuously Callable @100	750	920
5.00%, 7/15/36, Continuously Callable @100	1,000	1,224
4.00%, 7/15/37, Continuously Callable @100	1,000	1,124
State of Connecticut Special Tax Revenue
5.00%, 1/1/34, Continuously Callable @100	20,000	24,263
5.00%, 1/1/35, Continuously Callable @100	20,000	24,174
Series B, 5.00%, 10/1/37, Continuously Callable @100	6,000	7,288
Series B, 5.00%, 10/1/38, Continuously Callable @100	4,000	4,846
State of Connecticut, GO
4.00%, 1/15/37, Continuously Callable @100(h)	6,500	7,317
Series A, 5.00%, 4/15/33, Continuously Callable @100	5,000	6,064
Series A, 5.00%, 4/15/34, Continuously Callable @100	5,575	6,736
Series A, 5.00%, 4/15/35, Continuously Callable @100	5,000	6,024
Series A, 4.00%, 4/15/37, Continuously Callable @100	1,825	2,038
Series C, 5.00%, 6/15/33, Continuously Callable @100	1,100	1,337
Series C, 5.00%, 6/15/34, Continuously Callable @100	2,625	3,178
Series C, 5.00%, 6/15/35, Continuously Callable @100	2,500	3,018
Series E, 5.00%, 9/15/35, Continuously Callable @100	2,000	2,421
Series E, 5.00%, 9/15/37, Continuously Callable @100	2,000	2,413
Series G, 5.00%, 11/15/35, Continuously Callable @100	5,000	5,801
Town of Hamden, GO(INS - Build America Mutual Assurance Co.), Series A, 5.00%, 8/15/30, Continuously Callable @100	1,200	1,476
University of Connecticut Revenue
Series A, 5.00%, 4/15/34, Continuously Callable @100	6,805	8,324
Series A, 5.00%, 4/15/35, Continuously Callable @100	6,500	7,945
Series A, 5.00%, 4/15/36, Continuously Callable @100	11,175	13,605
		199,955
District of Columbia (0.7%):
District of Columbia Revenue
5.00%, 7/1/23	375	399
6.00%, 7/1/33, Pre-refunded 7/1/23 @ 100	1,280	1,497

Security Description	Principal Amount	Value
4.00%, 7/1/39, Continuously Callable @100	$1,000	$1,092
5.00%, 7/1/39, Continuously Callable @100	800	950
Series A, 5.63%, 10/1/25, Continuously Callable @100	3,870	4,030
Series A, 5.75%, 10/1/26, Continuously Callable @100	5,000	5,207
Series A, 5.75%, 10/1/27, Pre-refunded 4/1/21 @ 100	6,000	6,349
District of Columbia Revenue(LIQ - Deutsche Bank A.G.), Series 2016-XG0094, 1.84%, 10/1/41, Callable 4/1/21 @ 100(b)(e)	20,560	20,560
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
4.00%, 10/1/35, Continuously Callable @100	1,000	1,126
4.00%, 10/1/36, Continuously Callable @100	1,250	1,402
4.00%, 10/1/37, Continuously Callable @100	1,500	1,678
4.00%, 10/1/38, Continuously Callable @100	1,000	1,117
		45,407
Florida (4.5%):
City of Cape Coral Water & Sewer Revenue
4.00%, 10/1/35, Continuously Callable @100	1,485	1,662
4.00%, 10/1/36, Continuously Callable @100	1,400	1,563
4.00%, 10/1/37, Continuously Callable @100	3,000	3,337
City of Jacksonville Revenue, 5.00%, 10/1/28, Continuously Callable @100	3,500	3,834
City of Port St. Lucie Special Assessment
4.00%, 7/1/31, Continuously Callable @100	3,195	3,513
4.00%, 7/1/32, Continuously Callable @100	2,000	2,191
4.00%, 7/1/33, Continuously Callable @100	2,785	3,038
City of Port St. Lucie Utility System Revenue, 4.00%, 9/1/31, Continuously Callable @100	1,000	1,130
Cityplace Community Development District Special Assessment(INS - Assured Guaranty Municipal Corp.)
0.00%, 5/1/33(f)(i)	3,470	3,102
0.00%, 5/1/38, Continuously Callable @100(f)(j)	7,900	7,399
County of Escambia Revenue
1.71%, 7/1/22(b)	1,400	1,400
1.73%, 4/1/39, Continuously Callable @100(b)	14,800	14,800
County of Lee Airport Revenue, 5.00%, 10/1/33, Continuously Callable @100	4,000	4,700
County of Lee Revenue
5.00%, 10/1/23	2,500	2,847
5.00%, 10/1/24	2,700	3,162
County of Lee Tourist Development Tax Revenue
Series B, 4.00%, 10/1/36, Continuously Callable @100	4,685	5,343
Series B, 4.00%, 10/1/37, Continuously Callable @100	4,970	5,652
Series B, 4.00%, 10/1/38, Continuously Callable @100	5,230	5,929
County of Martin Revenue, 1.72%, 7/15/22, Continuously Callable @100(b)	750	750
County of Miami-Dade Aviation Revenue
Series B, 5.00%, 10/1/26, Pre-refunded 10/1/20 @ 100	6,440	6,625
Series B, 5.00%, 10/1/27, Pre-refunded 10/1/20 @ 100	7,000	7,201
County of Miami-Dade Revenue, Series A, 5.00%, 10/1/25, Continuously Callable @100	2,000	2,197
County of St Lucie Sales Tax Revenue(INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 10/1/28, Continuously Callable @100	7,370	8,324
Florida Higher Educational Facilities Financial Authority Revenue
5.00%, 10/1/35, Continuously Callable @100	1,250	1,481
5.00%, 10/1/36, Continuously Callable @100	1,000	1,181
4.00%, 10/1/37, Continuously Callable @100	1,000	1,077
4.00%, 10/1/38, Continuously Callable @100	750	806
5.00%, 3/1/39, Continuously Callable @100	7,055	8,005
4.00%, 10/1/39, Continuously Callable @100	800	858
Halifax Hospital Medical Center Revenue
5.00%, 6/1/35, Continuously Callable @100	2,325	2,660

Security Description	Principal Amount	Value
5.00%, 6/1/36, Continuously Callable @100	$2,750	$3,137
Lake County School Board Certificate of Participation(INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 6/1/29, Continuously Callable @100	1,250	1,432
Series A, 5.00%, 6/1/30, Continuously Callable @100	2,225	2,546
Lee County Industrial Development Authority Revenue
5.00%, 10/1/28, Continuously Callable @100	7,245	7,656
5.00%, 11/15/39, Continuously Callable @103	1,500	1,757
Lee County School Board Certificate of Participation, Series A, 5.00%, 8/1/28, Continuously Callable @100	3,750	4,347
Lee Memorial Health System Revenue, Series A-1, 4.00%, 4/1/37, Continuously Callable @100	5,000	5,562
Miami Beach Health Facilities Authority Revenue, 5.00%, 11/15/29, Continuously Callable @100	6,560	7,175
Miami-Dade County Expressway Authority Revenue
Series A, 5.00%, 7/1/28, Continuously Callable @100	10,000	10,830
Series A, 5.00%, 7/1/29, Continuously Callable @100	7,000	7,575
Series A, 5.00%, 7/1/29, Continuously Callable @100	1,000	1,141
Series A, 5.00%, 7/1/30, Continuously Callable @100	1,610	1,835
Series A, 5.00%, 7/1/31, Continuously Callable @100	1,255	1,427
Series A, 5.00%, 7/1/32, Continuously Callable @100	2,000	2,273
Series A, 5.00%, 7/1/33, Continuously Callable @100	2,000	2,262
Series A, 5.00%, 7/1/34, Continuously Callable @100	2,000	2,255
Series B, 5.00%, 7/1/30, Continuously Callable @100	2,000	2,280
Series B, 5.00%, 7/1/31, Continuously Callable @100	2,000	2,274
Miami-Dade County Health Facilities Authority Revenue
5.00%, 8/1/27, Continuously Callable @100	4,750	5,332
5.00%, 8/1/28, Continuously Callable @100	4,950	5,552
5.00%, 8/1/29, Continuously Callable @100	5,250	5,883
5.00%, 8/1/30, Continuously Callable @100	3,500	3,918
5.00%, 8/1/31, Continuously Callable @100	5,780	6,462
Orange County Health Facilities Authority Revenue, Series A, 5.00%, 10/1/35, Continuously Callable @100	4,000	4,740
Osceola County School Board Certificate of Participation, Series A, 5.00%, 6/1/28, Continuously Callable @100	3,055	3,407
Palm Beach County Health Facilities Authority Revenue, 5.00%, 11/15/23, Continuously Callable @100	7,595	8,198
Pinellas County Educational Facilities Authority Revenue
5.00%, 10/1/21	1,995	2,105
4.00%, 10/1/22	1,080	1,142
4.00%, 10/1/23, Continuously Callable @100	1,415	1,495
5.38%, 10/1/26, Continuously Callable @100	2,045	2,166
5.00%, 10/1/27, Continuously Callable @100	1,895	2,045
6.50%, 10/1/31, Continuously Callable @100	2,615	2,811
Pinellas County Industrial Development Authority Revenue, 5.00%, 7/1/29	1,000	1,176
School District of Broward County Certificate of Participation
Series A, 5.00%, 7/1/29, Continuously Callable @100	2,000	2,366
Series A, 5.00%, 7/1/30, Continuously Callable @100	2,000	2,361
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation, Series A-1, 5.00%, 3/1/30, Continuously Callable @100(e)	3,195	3,587
St. Lucie County School Board Certificate of Participation
Series A, 5.00%, 7/1/25, Continuously Callable @100	2,045	2,291
Series A, 5.00%, 7/1/26, Continuously Callable @100	1,500	1,679
Sunshine State Governmental Financing Commission Revenue, 5.00%, 9/1/20	5,525	5,666
Sunshine State Governmental Financing Commission Revenue(INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 9/1/21	1,055	1,119
Volusia County Educational Facility Authority Revenue
Series B, 5.00%, 10/15/28, Continuously Callable @100	1,000	1,162

Security Description	Principal Amount	Value
Series B, 5.00%, 10/15/29, Continuously Callable @100	$1,000	$1,159
Series B, 5.00%, 10/15/30, Continuously Callable @100	1,500	1,733
Series B, 5.00%, 10/15/32, Continuously Callable @100	1,560	1,790
		264,876
Georgia (1.6%):
Appling County Development Authority Revenue, 1.73%, 9/1/41, Continuously Callable @100(b)	2,500	2,500
Cobb County Development Authority Revenue, Series A, 2.25%, 4/1/33(Put Date 10/1/29)(d)	4,975	5,022
Main Street Natural Gas, Inc. Revenue
Series A, 5.00%, 5/15/37	1,500	1,987
Series A, 5.00%, 5/15/38	2,500	3,329
Series C, 4.00%, 3/1/50, (Put Date 9/1/26)(d)	27,500	31,068
Monroe County Development Authority Revenue, 1.73%, 11/1/48, Continuously Callable @100(b)	8,400	8,400
Private Colleges & Universities Authority Revenue
Series A, 5.25%, 10/1/27, Continuously Callable @100	3,000	3,173
Series C, 5.25%, 10/1/27, Continuously Callable @100	2,000	2,176
Savannah Hospital Authority Revenue, 4.00%, 7/1/39, Continuously Callable @100	2,500	2,761
The Development Authority of Burke County Revenue, 1.77%, 11/1/52, Continuously Callable @100(b)	17,620	17,620
		78,036
Guam (0.1%):
Guam Government Waterworks Authority Revenue
5.00%, 7/1/28, Continuously Callable @100	1,000	1,107
5.25%, 7/1/33, Continuously Callable @100	3,000	3,321
5.00%, 7/1/36, Continuously Callable @100	1,250	1,427
5.00%, 7/1/36, Continuously Callable @100	1,000	1,151
Series A, 5.00%, 7/1/23	750	837
Series A, 5.00%, 7/1/24	600	685
Series A, 5.00%, 7/1/25, Continuously Callable @100	750	854
Series A, 5.00%, 7/1/29, Continuously Callable @100	1,000	1,131
Guam Power Authority Revenue
Series A, 5.00%, 10/1/29, Continuously Callable @100	1,000	1,125
Series A, 5.00%, 10/1/30, Continuously Callable @100	1,000	1,122
Series A, 5.00%, 10/1/31, Continuously Callable @100	695	777
Guam Power Authority Revenue(INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 10/1/27, Continuously Callable @100	1,000	1,091
Series A, 5.00%, 10/1/30, Continuously Callable @100	1,000	1,090
Series A, 5.00%, 10/1/32, Continuously Callable @100	1,000	1,144
Territory of Guam Revenue
Series A, 5.00%, 12/1/30, Continuously Callable @100	1,500	1,738
Series A, 5.00%, 12/1/31, Continuously Callable @100	2,000	2,310
		20,910
Idaho (0.3%):
Idaho Health Facilities Authority Revenue
5.00%, 3/1/35, Continuously Callable @100	5,805	6,972
5.00%, 3/1/36, Continuously Callable @100	4,085	4,891
5.00%, 3/1/37, Continuously Callable @100	3,000	3,586
		15,449
Illinois (16.1%):
Champaign County Community Unit School District No. 4 Champaign, GO
4.00%, 6/1/34, Continuously Callable @100	1,000	1,126
4.00%, 6/1/35, Continuously Callable @100	1,290	1,442
4.00%, 6/1/36, Continuously Callable @100	1,575	1,748
Chicago Board of Education, GO
Series A, 0.00%, 12/1/25(f)	1,600	1,359
Series A, 0.00%, 12/1/26(f)	3,700	3,041

Security Description	Principal Amount	Value
Chicago Board of Education, GO(LIQ - Deutsche Bank A.G.)
Series 2016-XG0073, 1.90%, 12/1/39, Callable 12/1/21 @ 100(b)(e)	$12,000	$12,000
Series 2017-XM0188, 1.94%, 12/1/39, Callable 12/1/21 @ 100(b)(e)	5,000	5,000
Chicago Midway International Airport Revenue
Series B, 5.00%, 1/1/27, Continuously Callable @100	6,525	7,211
Series B, 5.00%, 1/1/29, Continuously Callable @100	11,750	13,354
Series B, 5.00%, 1/1/30, Continuously Callable @100	5,175	5,877
Series B, 5.00%, 1/1/31, Continuously Callable @100	8,910	10,109
Series B, 5.00%, 1/1/32, Continuously Callable @100	6,000	6,801
Series B, 5.25%, 1/1/33, Continuously Callable @100	1,635	1,813
Series B, 4.00%, 1/1/34, Continuously Callable @100	3,500	3,872
Series B, 4.00%, 1/1/35, Continuously Callable @100	3,000	3,298
Chicago O’Hare International Airport Revenue
5.00%, 1/1/33, Continuously Callable @100	11,560	13,368
5.00%, 1/1/34, Continuously Callable @100	5,675	6,538
Series B, 5.25%, 1/1/29, Continuously Callable @100	13,480	14,990
Series C, 5.25%, 1/1/24, Continuously Callable @100	9,000	9,027
Chicago O’Hare International Airport Revenue(INS - Assured Guaranty Municipal Corp.)
5.00%, 1/1/28, Continuously Callable @100	3,620	3,991
5.00%, 1/1/29, Continuously Callable @100	1,500	1,653
5.13%, 1/1/30, Continuously Callable @100	2,150	2,375
City of Chicago Special Assessment, 6.63%, 12/1/22, Continuously Callable @100	1,747	1,751
City of Chicago Wastewater Transmission Revenue
5.00%, 1/1/31, Continuously Callable @100	1,000	1,112
5.00%, 1/1/32, Continuously Callable @100	1,000	1,108
Series B, 5.00%, 1/1/35, Continuously Callable @100	8,000	9,233
Series C, 5.00%, 1/1/33, Continuously Callable @100	3,500	3,947
Series C, 5.00%, 1/1/34, Continuously Callable @100	1,000	1,123
Series C, 5.00%, 1/1/35, Continuously Callable @100	1,250	1,401
City of Chicago Waterworks Revenue
5.00%, 11/1/28, Continuously Callable @100	1,500	1,770
5.00%, 11/1/29, Continuously Callable @100	725	853
5.00%, 11/1/30, Continuously Callable @100	2,000	2,344
5.00%, 11/1/31, Continuously Callable @100	2,000	2,273
5.00%, 11/1/33, Continuously Callable @100	2,000	2,260
5.00%, 11/1/36, Continuously Callable @100	2,665	3,105
Series A-1, 5.00%, 11/1/29, Continuously Callable @100	1,000	1,177
Series A-1, 5.00%, 11/1/31, Continuously Callable @100	1,000	1,170
City of Chicago Waterworks Revenue(INS - Assured Guaranty Municipal Corp.)
5.25%, 11/1/34, Continuously Callable @100	2,105	2,560
5.25%, 11/1/35, Continuously Callable @100	1,635	1,974
Series 2017-2, 5.00%, 11/1/36, Continuously Callable @100	3,145	3,732
Series 2017-2, 5.00%, 11/1/37, Continuously Callable @100	2,500	2,956
City of Chicago, GO(INS - National Public Finance Guarantee Corp.), 1/1/23(f)	30,000	27,918
City of Springfield Electric Revenue(INS - Assured Guaranty Municipal Corp.), 5.00%, 3/1/34, Continuously Callable @100	3,000	3,407
City of Springfield, GO, 5.00%, 12/1/30, Continuously Callable @100	8,500	9,869
County of Cook Sales Tax Revenue
4.00%, 11/15/34, Continuously Callable @100	3,750	4,141
5.00%, 11/15/35, Continuously Callable @100	7,000	8,321
5.00%, 11/15/36, Continuously Callable @100	5,000	5,927
County of Cook, GO
5.00%, 11/15/34, Continuously Callable @100	2,000	2,309
5.00%, 11/15/35, Continuously Callable @100	2,000	2,305
Series A, 5.00%, 11/15/31, Continuously Callable @100	2,500	2,910

Security Description	Principal Amount	Value
Illinois Educational Facilities Authority Revenue
4.00%, 11/1/36, Continuously Callable @102	$9,750	$10,671
4.45%, 11/1/36, Continuously Callable @102	4,500	5,042
3.90%, 11/1/36, Continuously Callable @102	2,220	2,429
Illinois Finance Authority Revenue
5.00%, 2/15/20	2,080	2,089
5.00%, 2/15/22, Pre-refunded 2/15/20 @ 100	1,710	1,718
3.25%, 5/15/22	1,670	1,689
5.00%, 4/1/23, Continuously Callable @100	2,000	2,003
5.13%, 2/15/25, Pre-refunded 2/15/20 @ 100	7,140	7,173
5.00%, 4/1/25, Continuously Callable @100	4,165	4,172
5.00%, 2/15/27	7,650	7,849
5.40%, 4/1/27, Continuously Callable @100	1,435	1,437
4.00%, 5/15/27	3,065	3,286
5.50%, 7/1/28, Continuously Callable @100	8,250	9,322
3.90%, 3/1/30, Continuously Callable @100	20,000	21,791
5.00%, 5/15/30, Continuously Callable @100	1,000	1,131
5.00%, 5/15/31, Continuously Callable @100	1,875	2,044
5.00%, 8/15/32, Continuously Callable @100	1,500	1,719
5.00%, 8/15/33, Continuously Callable @100	1,155	1,320
5.00%, 8/15/34, Continuously Callable @100	1,000	1,139
5.00%, 12/1/34, Continuously Callable @100	3,500	4,015
5.00%, 5/15/35, Continuously Callable @100	1,100	1,233
5.00%, 8/15/35, Continuously Callable @100	4,000	4,490
5.00%, 10/1/35, Continuously Callable @100	600	732
4.00%, 12/1/35, Continuously Callable @100	5,000	5,312
5.00%, 5/15/36, Continuously Callable @100	1,400	1,486
4.00%, 12/1/36, Continuously Callable @100	3,000	3,187
5.00%, 2/15/37, Continuously Callable @100	1,000	1,140
5.00%, 10/1/37, Continuously Callable @100	700	851
5.00%, 10/1/39, Continuously Callable @100	700	847
2.45%, 10/1/39, Callable 10/1/29 @ 100 (Put Date 10/1/29) (d)	14,000	14,309
Series A, 4.50%, 5/15/25, Continuously Callable @100	8,210	8,779
Series A, 5.38%, 8/15/26, Continuously Callable @100	7,665	8,158
Series A, 4.00%, 10/1/31, Continuously Callable @100	1,000	1,112
Series A, 4.00%, 10/1/32, Continuously Callable @100	1,000	1,108
Series A, 5.00%, 9/1/34, Continuously Callable @100	3,385	3,850
Series A, 4.00%, 10/1/34, Continuously Callable @100	1,000	1,098
Series A, 5.00%, 11/15/34, Continuously Callable @100	3,700	4,254
Series A, 5.00%, 11/15/35, Continuously Callable @100	3,000	3,442
Series C, 4.00%, 2/15/36, Continuously Callable @100	18,000	19,563
Illinois Municipal Electric Agency Revenue, Series A, 4.00%, 2/1/33, Continuously Callable @100	14,650	16,026
Illinois Sports Facilities Authority Revenue
5.25%, 6/15/30, Continuously Callable @100	3,000	3,372
5.00%, 6/15/30, Continuously Callable @100	1,025	1,228
5.25%, 6/15/31, Continuously Callable @100	5,000	5,609
5.25%, 6/15/32, Continuously Callable @100	5,000	5,599
Illinois State Toll Highway Authority Revenue
Series A, 5.00%, 12/1/32, Continuously Callable @100	5,000	5,862
Series A, 5.00%, 1/1/34, Continuously Callable @100	5,870	6,812
Series A, 5.00%, 1/1/35, Continuously Callable @100	5,600	6,484
Series A, 5.00%, 1/1/36, Continuously Callable @100	7,000	8,097
Kane Cook & DuPage Counties School District No. U-46 Elgin, GO
Series D, 5.00%, 1/1/32, Continuously Callable @100	2,800	3,136
Series D, 5.00%, 1/1/33, Continuously Callable @100	4,000	4,471
Kendall Kane & Will Counties Community Unit School District No. 308, GO
5.00%, 2/1/35, Continuously Callable @100	5,000	5,676
5.00%, 2/1/36, Continuously Callable @100	6,000	6,798

Security Description	Principal Amount	Value
Madison County Community Unit School District No. 7 Edwardsville, GO(INS - Build America Mutual Assurance Co.)
5.00%, 12/1/28, Continuously Callable @100	$1,210	$1,389
5.00%, 12/1/29, Continuously Callable @100	1,250	1,431
Madison-Macoupin Etc Counties Community College District No. 536, GO(INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 11/1/31, Continuously Callable @100	1,000	1,169
Series A, 5.00%, 11/1/32, Continuously Callable @100	2,000	2,334
Series A, 5.00%, 11/1/33, Continuously Callable @100	750	873
Metropolitan Pier & Exposition Authority Revenue(INS - Assured Guaranty Municipal Corp.), 6/15/26(f)	5,000	4,320
Northern Illinois Municipal Power Agency Revenue
Series A, 4.00%, 12/1/31, Continuously Callable @100	1,800	2,001
Series A, 4.00%, 12/1/32, Continuously Callable @100	2,100	2,323
Series A, 4.00%, 12/1/33, Continuously Callable @100	4,000	4,403
Series A, 4.00%, 12/1/35, Continuously Callable @100	5,000	5,453
Railsplitter Tobacco Settlement Authority Revenue, 5.50%, 6/1/23, Pre-refunded 6/1/21 @ 100	10,000	10,606
Regional Transportation Authority Revenue
Series A, 4.00%, 7/1/34, Continuously Callable @100	23,160	25,684
Series A, 4.00%, 7/1/35, Continuously Callable @100	11,650	12,858
Sangamon County School District No. 186 Springfield, GO(INS - Build America Mutual Assurance Co.)
Series B, 5.00%, 2/1/24	3,700	4,189
Series B, 5.00%, 2/1/25, Continuously Callable @100	7,200	8,135
Series B, 5.00%, 2/1/26, Continuously Callable @100	4,215	4,752
State of Illinois, GO
5.25%, 2/1/31, Continuously Callable @100	9,000	9,945
5.00%, 11/1/32, Continuously Callable @100	10,000	11,323
Series B, 5.00%, 9/1/25	11,000	12,495
Series C, 5.00%, 11/1/29, Continuously Callable @100	15,500	17,755
State of Illinois, GO(INS - Assured Guaranty Municipal Corp.)
5.00%, 1/1/21, Continuously Callable @100	5,000	5,014
4.00%, 2/1/30, Continuously Callable @100	7,000	7,745
Series A, 5.00%, 4/1/29, Continuously Callable @100	10,000	10,990
State of Illinois, GO(INS - Build America Mutual Assurance Co.), Series D, 5.00%, 11/1/25(a)	10,000	11,633
State of Illinois, GO(LIQ - Barclays Bank PLC)
Series 2015-XF1006, 1.67%, 4/1/37, Callable 4/1/24 @ 100(b)(e)	2,990	2,990
Series 2015-XF1010, 1.67%, 2/1/39, Callable 2/1/24 @ 100(b)(e)	18,995	18,995
University of Illinois Revenue, Series A, 4.00%, 4/1/33, Continuously Callable @100	12,475	13,662
Village of Bolingbrook, GO(INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 1/1/29, Continuously Callable @100	1,750	2,114
Series A, 5.00%, 1/1/30, Continuously Callable @100	1,500	1,800
Series A, 5.00%, 1/1/31, Continuously Callable @100	2,400	2,868
Series A, 5.00%, 1/1/32, Continuously Callable @100	2,350	2,801
Series A, 5.00%, 1/1/33, Continuously Callable @100	1,450	1,723
Series A, 5.00%, 1/1/38, Continuously Callable @100	1,500	1,763
Village of Gilberts Special Tax(INS - Build America Mutual Assurance Co.), 5.00%, 3/1/30, Continuously Callable @100	5,225	5,881
Village of Rosemont, GO(INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 12/1/25	2,010	2,355
Series A, 5.00%, 12/1/26	2,110	2,512
Volo Village Special Service Area No. 3 & 6 Special Tax(INS - Assured Guaranty Municipal Corp.)
5.00%, 3/1/34, Continuously Callable @100	2,997	3,361
4.00%, 3/1/36, Continuously Callable @100	1,250	1,319
Williamson Jackson Etc Counties Community Unit School District No. 4, GO(INS - Assured Guaranty Municipal Corp.)
5.00%, 12/1/28, Continuously Callable @100	1,835	2,119

Security Description	Principal Amount	Value
5.00%, 12/1/29, Continuously Callable @100	$1,925	$2,217
5.00%, 12/1/30, Continuously Callable @100	2,025	2,323
5.00%, 12/1/34, Continuously Callable @100	6,000	6,817
		755,549
Indiana (1.3%):
City of Rockport Revenue, Series A, 3.05%, 6/1/25	5,750	6,175
Hammond Multi-School Building Corp. Revenue
5.00%, 7/15/33, Continuously Callable @100	1,165	1,375
5.00%, 7/15/34, Continuously Callable @100	1,000	1,176
5.00%, 7/15/35, Continuously Callable @100	1,250	1,466
5.00%, 7/15/38, Continuously Callable @100	3,000	3,495
Indiana Bond Bank Revenue
0.00%, 1/15/30, Continuously Callable @97(f)	740	575
0.00%, 7/15/30, Continuously Callable @96(f)	750	573
0.00%, 7/15/31, Continuously Callable @93(f)	1,490	1,096
0.00%, 7/15/32, Continuously Callable @91(f)	1,400	991
Indiana Finance Authority Revenue
3.13%, 12/1/24	6,000	6,415
1.20%, 5/1/28, (Put Date 6/3/19)(d)	10,000	10,000
5.00%, 9/1/30, Continuously Callable @100	1,250	1,496
5.00%, 9/1/31, Continuously Callable @100	1,500	1,789
5.00%, 11/15/33, Continuously Callable @103	2,000	2,301
4.00%, 7/1/36, Continuously Callable @100	3,660	4,042
4.00%, 7/1/38, Continuously Callable @100	4,030	4,430
5.00%, 11/15/38, Continuously Callable @103	3,000	3,396
4.00%, 7/1/39, Continuously Callable @100	3,605	3,956
Series A, 5.00%, 5/1/24, Continuously Callable @100	1,470	1,635
Series A, 5.00%, 5/1/27, Continuously Callable @100	1,200	1,332
Series A, 5.00%, 6/1/32, Continuously Callable @100	10,500	11,148
Richmond Hospital Authority Revenue, 5.00%, 1/1/35, Continuously Callable @100	6,500	7,245
		76,107
Iowa (0.5%):
City of Waverly Revenue, 2.50%, 12/31/22, Continuously Callable @100	2,000	2,016
Iowa Finance Authority Revenue
Series E, 4.00%, 8/15/35, Continuously Callable @100	5,425	5,926
Series E, 4.00%, 8/15/36, Continuously Callable @100	15,105	16,446
		24,388
Kansas (0.5%):
City of Burlington Revenue, 1.75%, 9/1/35, Continuously Callable @100(b)	6,550	6,550
City of Wichita Revenue
4.20%, 9/1/27, Continuously Callable @100	3,000	3,062
4.63%, 9/1/33, Continuously Callable @100	10,000	10,201
		19,813
Kentucky (3.1%):
City of Ashland Revenue
4.00%, 2/1/35, Continuously Callable @100	470	508
4.00%, 2/1/36, Continuously Callable @100	2,410	2,522
4.00%, 2/1/37, Continuously Callable @100	1,115	1,195
City of Pikeville Revenue
5.75%, 3/1/26, Pre-refunded 3/1/21 @ 100	795	836
5.75%, 3/1/26, Continuously Callable @100	2,930	3,048
County of Trimble Revenue, 3.75%, 6/1/33, Continuously Callable @100	15,000	16,287
Kentucky Economic Development Finance Authority Revenue
5.00%, 5/15/26	6,750	7,208
1.20%, 4/1/31(Put Date 3/2/20) (d)	10,045	10,045
5.00%, 5/15/31, Continuously Callable @100	7,205	7,636
5.00%, 5/15/36, Continuously Callable @100	2,500	2,629

Security Description	Principal Amount	Value
Series B, 0.00%, 10/1/24(f)	$6,130	$5,523
Series C, 1.78%, 5/1/34, Continuously Callable @100(b)	5,740	5,740
Kentucky Municipal Power Agency Revenue, Series A, 3.45%, 9/1/42, (Put Date 3/1/26)(d)	7,000	7,374
Kentucky Public Energy Authority Revenue
Series C-1, 4.00%, 12/1/49, (Put Date 6/1/25)(d)	20,000	22,262
Series C-3, 2.66%(MUNIPSA+105bps), 12/1/49, (Put Date 6/1/25)(c)(d)	20,000	20,452
Kentucky State Property & Building Commission Revenue
5.00%, 5/1/35, Continuously Callable @100	1,000	1,197
5.00%, 5/1/36, Continuously Callable @100	1,000	1,194
5.00%, 5/1/37, Continuously Callable @100	3,000	3,576
Series A, 5.00%, 2/1/32, Continuously Callable @100	2,000	2,330
Series A, 5.00%, 2/1/33, Continuously Callable @100	2,250	2,615
Series A, 4.00%, 11/1/35, Continuously Callable @100	565	628
Series A, 4.00%, 11/1/36, Continuously Callable @100	750	829
Series A, 4.00%, 11/1/37, Continuously Callable @100	750	827
Series A, 4.00%, 11/1/38, Continuously Callable @100	500	550
Louisville/Jefferson County Metropolitan Government Revenue
5.00%, 12/1/22, Pre-refunded 6/1/22 @ 100	3,830	4,167
5.00%, 12/1/23, Pre-refunded 6/1/22 @ 100	2,760	3,003
5.00%, 12/1/24, Pre-refunded 6/1/22 @ 100	7,160	7,789
1.75%, 2/1/35(Put Date 7/1/26) (d)	5,000	5,018
		146,988
Lousiana (5.2%):
Calcasieu Parish Memorial Hospital Service District Revenue, 5.00%, 12/1/39, Continuously Callable @100	1,000	1,174
City of New Orleans Sewerage Service Revenue
5.00%, 6/1/31, Continuously Callable @100	700	810
5.00%, 6/1/32, Continuously Callable @100	1,150	1,328
5.00%, 12/1/33, Continuously Callable @100	1,500	1,733
5.00%, 6/1/34, Continuously Callable @100	1,500	1,724
5.00%, 12/1/35, Continuously Callable @100	1,500	1,727
City of Shreveport Water & Sewer Revenue
Series B, 5.00%, 12/1/31, Continuously Callable @100	5,330	6,122
Series B, 5.00%, 12/1/32, Continuously Callable @100	5,125	5,875
City of Shreveport Water & Sewer Revenue(INS - Assured Guaranty Municipal Corp.)
5.00%, 12/1/33, Continuously Callable @100	1,515	1,760
5.00%, 12/1/34, Continuously Callable @100	1,500	1,740
5.00%, 12/1/35, Continuously Callable @100	1,510	1,751
City of Shreveport Water & Sewer Revenue(INS - Build America Mutual Assurance Co.)
Series C, 5.00%, 12/1/30, Continuously Callable @100	1,000	1,253
Series C, 5.00%, 12/1/31, Continuously Callable @100	2,000	2,495
Jefferson Parish Hospital Service District No. 1 Revenue(INS - Assured Guaranty Municipal Corp.)
Series A, 5.50%, 1/1/26, Pre-refunded 1/1/21 @ 100	2,750	2,869
Series A, 5.38%, 1/1/31, Pre-refunded 1/1/21 @ 100	3,000	3,126
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
3.50%, 11/1/32, Continuously Callable @100	18,750	19,741
Series A, 6.50%, 8/1/29, Continuously Callable @100	3,750	3,852
Louisiana Public Facilities Authority Revenue
5.00%, 7/1/28, Continuously Callable @100	1,745	2,054
5.00%, 7/1/30, Continuously Callable @100	1,695	1,973
5.00%, 7/1/33, Continuously Callable @100	750	864
5.00%, 7/1/33, Continuously Callable @100	8,940	10,333
5.00%, 7/1/33, Pre-refunded 7/1/25 @ 100	55	66
5.00%, 5/15/34, Continuously Callable @100	2,225	2,602
5.00%, 5/15/34, Pre-refunded 5/15/26 @ 100	25	31

Security Description	Principal Amount	Value
5.00%, 5/15/34, Continuously Callable @100	$2,975	$3,533
5.00%, 7/1/34, Continuously Callable @100	13,465	15,522
5.00%, 7/1/34, Pre-refunded 7/1/25 @ 100	85	102
4.00%, 5/15/35, Continuously Callable @100	3,465	3,781
4.00%, 5/15/35, Pre-refunded 5/15/26 @ 100	35	41
5.00%, 5/15/35, Continuously Callable @100	2,000	2,368
5.00%, 5/15/36, Continuously Callable @100	1,560	1,843
4.00%, 5/15/36, Pre-refunded 5/15/26 @ 100	15	18
4.00%, 5/15/36, Continuously Callable @100	1,485	1,613
Series A, 4.00%, 12/15/32, Continuously Callable @100	2,735	3,056
Series A, 4.00%, 12/15/33, Continuously Callable @100	3,095	3,441
Series B, 3.50%, 6/1/30, Continuously Callable @100	14,000	14,362
Louisiana Public Facilities Authority Revenue(INS - Assured Guaranty Municipal Corp.), 5.00%, 6/1/36, Continuously Callable @100	2,000	2,291
Louisiana State University & Agricultural & Mechanical College Revenue
Series A, 4.00%, 7/1/31, Continuously Callable @100	1,000	1,115
Series A, 4.00%, 7/1/32, Continuously Callable @100	1,000	1,112
Series A, 4.00%, 7/1/33, Continuously Callable @100	1,000	1,109
New Orleans Aviation Board Revenue(INS - Assured Guaranty Municipal Corp.)
5.00%, 1/1/35, Continuously Callable @100	1,840	2,216
5.00%, 1/1/36, Continuously Callable @100	1,250	1,504
5.00%, 1/1/37, Continuously Callable @100	1,500	1,801
5.00%, 10/1/37, Continuously Callable @100	2,000	2,424
5.00%, 1/1/38, Continuously Callable @100	1,300	1,558
Parish of St. Charles Revenue, 4.00%, 12/1/40 (Put Date 6/1/22)(d)	16,750	17,696
Parish of St. James Revenue
Series A-1, 1.77%, 11/1/40, Continuously Callable @100(b)	33,500	33,500
Series B-1, 1.64%, 11/1/40, Continuously Callable @100(b)	34,000	34,000
Parish of St. John the BaptiSt. Revenue, 2.20%, 6/1/37(Put Date 7/1/26)(d)	11,750	11,860
Terrebonne Parish Hospital Service District No.1 Revenue
5.00%, 4/1/22, Pre-refunded 4/1/20 @ 100	875	883
5.00%, 4/1/22, Continuously Callable @100	1,565	1,579
5.00%, 4/1/23, Pre-refunded 4/1/20 @ 100	925	934
5.00%, 4/1/23, Continuously Callable @100	1,645	1,659
4.65%, 4/1/24, Pre-refunded 4/1/20 @ 100	720	726
4.65%, 4/1/24, Continuously Callable @100	1,280	1,290
5.00%, 4/1/28, Pre-refunded 4/1/20 @ 100	1,535	1,550
5.00%, 4/1/28, Continuously Callable @100	2,715	2,738
Tobacco Settlement Financing Corp. Revenue
Series A, 5.00%, 5/15/23	5,000	5,575
Series A, 5.25%, 5/15/31, Continuously Callable @100	10,000	10,435
		266,238
Maine (0.3%):
Maine Health & Higher Educational Facilities Authority Revenue
5.00%, 7/1/24, Continuously Callable @100	1,635	1,795
6.00%, 7/1/26, Continuously Callable @100	11,500	11,928
5.00%, 7/1/26, Continuously Callable @100	1,000	1,094
5.00%, 7/1/27, Continuously Callable @100	1,000	1,092
		15,909
Maryland (1.2%):
City of Gaithersburg Revenue
5.00%, 1/1/33, Continuously Callable @104	3,000	3,382
5.00%, 1/1/36, Continuously Callable @104	1,000	1,121
Maryland Economic Development Corp. Revenue
Series A, 5.00%, 6/1/30, Continuously Callable @100	1,250	1,530
Series A, 5.00%, 6/1/31, Continuously Callable @100	1,000	1,217
Series A, 5.00%, 6/1/32, Continuously Callable @100	1,000	1,211
Series A, 5.00%, 6/1/35, Continuously Callable @100	2,000	2,391

Security Description	Principal Amount	Value
Maryland Health & Higher Educational Facilities Authority Revenue
5.50%, 1/1/29, Continuously Callable @100	$1,415	$1,740
5.50%, 1/1/30, Continuously Callable @100	1,750	2,138
5.50%, 1/1/31, Continuously Callable @100	1,585	1,927
5.00%, 7/1/31, Continuously Callable @100	3,190	3,711
5.00%, 7/1/32, Continuously Callable @100	6,505	7,541
5.00%, 7/1/33, Continuously Callable @100	1,000	1,146
5.00%, 7/1/33, Continuously Callable @100	3,600	4,154
5.00%, 7/1/34, Continuously Callable @100	2,200	2,522
5.00%, 7/1/34, Continuously Callable @100	2,500	2,873
5.50%, 1/1/36, Continuously Callable @100	5,000	6,001
Series A, 5.00%, 7/1/33, Continuously Callable @100	1,000	1,152
Series A, 5.00%, 7/1/34, Continuously Callable @100	1,000	1,148
Series A, 5.00%, 7/1/35, Continuously Callable @100	1,310	1,499
Series A, 5.00%, 7/1/36, Continuously Callable @100	1,000	1,142
Maryland Health & Higher Educational Facilities Authority Revenue(LIQ - Deutsche Bank A.G.), Series 2015-XF1021, 1.71%, 8/15/42, Callable 2/15/25 @ 100(b)(e)	29,600	29,600
		79,146
Massachusetts (0.8%):
Massachusetts Clean Water Trust Revenue, Series 11, 4.75%, 8/1/25, Continuously Callable @100	110	110
Massachusetts Development Finance Agency Revenue
6.25%, 1/1/27, Pre-refunded 1/1/21 @ 100	2,700	2,839
5.00%, 7/1/30, Continuously Callable @100	2,000	2,032
5.00%, 7/1/30, Continuously Callable @100	2,000	2,372
5.00%, 7/1/31, Continuously Callable @100	1,675	1,978
5.00%, 7/1/32, Continuously Callable @100	1,250	1,475
4.00%, 10/1/32, Continuously Callable @105(e)	3,600	3,882
5.00%, 4/15/33, Continuously Callable @100	2,155	2,372
5.00%, 7/1/33, Continuously Callable @100	1,250	1,471
5.00%, 7/1/34, Continuously Callable @100	1,000	1,174
5.00%, 7/1/36, Continuously Callable @100	895	1,079
5.00%, 7/1/36, Continuously Callable @100	1,000	1,226
5.00%, 7/1/36, Continuously Callable @100	2,000	2,331
5.00%, 7/1/37, Continuously Callable @100	1,215	1,463
5.00%, 7/1/37, Continuously Callable @100	800	978
5.00%, 10/1/37, Continuously Callable @105(e)	1,000	1,104
5.00%, 7/1/38, Continuously Callable @100	600	732
5.00%, 7/1/38, Continuously Callable @100	335	403
Series A, 5.00%, 7/1/20	640	651
Series A, 5.00%, 7/1/22	1,480	1,601
Series A, 5.00%, 7/1/27, Continuously Callable @100	1,720	1,853
Series A, 5.00%, 1/1/31, Continuously Callable @100	450	527
Series A, 5.00%, 1/1/32, Continuously Callable @100	645	754
Series A, 5.00%, 1/1/33, Continuously Callable @100	535	624
Series A, 5.00%, 1/1/34, Continuously Callable @100	700	815
Series A, 5.00%, 1/1/35, Continuously Callable @100	735	853
Series A, 5.00%, 1/1/36, Continuously Callable @100	1,000	1,159
Series A, 5.00%, 7/1/36, Continuously Callable @100	2,000	2,390
Series A, 5.00%, 7/1/38, Continuously Callable @100	1,000	1,188
Series A, 5.00%, 7/1/39, Continuously Callable @100	2,250	2,670
Series E, 5.00%, 7/1/35, Continuously Callable @100	1,500	1,735
Series E, 5.00%, 7/1/36, Continuously Callable @100	1,000	1,155
Series I, 6.25%, 1/1/27, Pre-refunded 1/1/21 @ 100	1,800	1,893
Series J2, 5.00%, 7/1/35, Continuously Callable @100	5,375	6,498
Series J2, 5.00%, 7/1/36, Continuously Callable @100	4,415	5,321
Series J2, 5.00%, 7/1/37, Continuously Callable @100	5,285	6,360
Series J2, 5.00%, 7/1/38, Continuously Callable @100	5,000	6,004
Massachusetts Health & Educational Facilities Authority Revenue, Series E, 5.00%, 7/15/27, Continuously Callable @100	4,000	4,008
		77,080

Security Description	Principal Amount	Value
Michigan (2.2%):
Detroit Downtown Development Authority Tax Allocation(INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 7/1/36, Continuously Callable @100	$1,000	$1,111
Series A, 5.00%, 7/1/37, Continuously Callable @100	2,000	2,217
Grand Traverse County Hospital Finance Authority Revenue, Series A, 5.00%, 7/1/29, Continuously Callable @100	10,000	10,526
Great Lakes Water Authority Water Supply System Revenue, Series D, 4.00%, 7/1/32, Continuously Callable @100	13,560	15,187
Kent Hospital Finance Authority Revenue, Series A, 5.00%, 11/15/29, Pre-refunded 11/15/21 @ 100	12,000	12,863
Livonia Public Schools, GO(INS - Assured Guaranty Municipal Corp.)
5.00%, 5/1/32, Continuously Callable @100	2,775	3,280
5.00%, 5/1/33, Continuously Callable @100	2,875	3,392
5.00%, 5/1/34, Continuously Callable @100	2,965	3,493
5.00%, 5/1/35, Continuously Callable @100	3,065	3,604
5.00%, 5/1/36, Continuously Callable @100	2,770	3,253
Michigan Finance Authority Revenue
5.00%, 11/1/34, Continuously Callable @100	1,000	1,232
5.00%, 11/1/35, Continuously Callable @100	1,000	1,227
4.00%, 11/15/35, Continuously Callable @100	6,000	6,584
5.00%, 11/1/36, Continuously Callable @100	1,000	1,225
4.00%, 11/15/36, Continuously Callable @100	1,000	1,095
5.00%, 11/1/37, Continuously Callable @100	1,250	1,529
Series 2016, 5.00%, 12/1/34, Continuously Callable @100	8,200	9,705
Series 2016, 5.00%, 12/1/35, Continuously Callable @100	4,600	5,435
Michigan Finance Authority Revenue(NBGA - Michigan School Bond Qualification and Loan Program)
Series A, 5.00%, 5/1/24	2,000	2,303
Series A, 5.00%, 5/1/25	1,700	2,008
Michigan State Building Authority Revenue, Series I-A, 5.00%, 10/15/29, Continuously Callable @100	3,000	3,384
State of Michigan Trunk Line Revenue, 5.00%, 11/1/20, Continuously Callable @100	2,000	2,006
		96,659
Minnesota (0.1%):
City of Minneapolis Revenue, Series A, 5.00%, 11/15/36, Continuously Callable @100	5,000	6,137
Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue
5.00%, 11/15/29, Pre-refunded 11/15/25 @ 100	1,750	2,121
5.00%, 11/15/30, Pre-refunded 11/15/25 @ 100	1,275	1,546
		9,804
Mississippi (0.3%):
Mississippi Business Finance Corp. Revenue, 3.20%, 9/1/28, Continuously Callable @100	6,000	6,165
Mississippi Development Bank Revenue, 5.00%, 4/1/28, Continuously Callable @100	1,840	2,023
Mississippi Development Bank Revenue(INS - Assured Guaranty Municipal Corp.), 5.00%, 9/1/30, Continuously Callable @100	7,000	7,512
Mississippi Hospital Equipment & Facilities Authority Revenue
4.00%, 1/1/36, Continuously Callable @100	2,240	2,482
4.00%, 1/1/37, Continuously Callable @100	2,260	2,504
4.00%, 1/1/39, Continuously Callable @100	1,850	2,037
4.00%, 1/1/40, Continuously Callable @100	2,675	2,942
		25,665
Missouri (1.1%):
Cape Girardeau County Industrial Development Authority Revenue
5.00%, 3/1/32, Continuously Callable @100	500	578
5.00%, 3/1/36, Continuously Callable @100	750	860
Series A, 5.00%, 6/1/25, Continuously Callable @100	1,780	1,938

Security Description	Principal Amount	Value
Series A, 5.00%, 6/1/27, Continuously Callable @100	$2,555	$2,778
Series A, 6.00%, 3/1/33, Continuously Callable @103	2,460	2,787
Health & Educational Facilities Authority of the State of Missouri Revenue
5.00%, 2/1/29, Continuously Callable @104	1,000	1,150
5.00%, 5/1/30, Continuously Callable @100	2,310	2,482
5.00%, 5/15/32, Continuously Callable @103	1,555	1,746
5.25%, 5/1/33, Continuously Callable @100	2,350	2,531
5.00%, 2/1/34, Continuously Callable @104	2,000	2,281
5.00%, 5/15/36, Continuously Callable @103	4,565	5,069
Missouri Development Finance Board Revenue
Series A, 5.00%, 6/1/30, Continuously Callable @100	1,000	1,113
Series A, 5.00%, 6/1/31, Continuously Callable @100	4,215	4,687
Missouri State Environmental Improvement & Energy Resources Authority Revenue, Series A-R, 2.90%, 9/1/33, Continuously Callable @102	25,000	25,443
St. Louis County Industrial Development Authority Revenue
5.00%, 9/1/23	1,130	1,206
5.50%, 9/1/33, Continuously Callable @100	2,750	3,025
Stoddard County Industrial Development Authority Revenue, Series B, 6.00%, 3/1/37, Continuously Callable @103	2,040	2,295
		61,969
Montana (0.3%):
City of Forsyth Revenue, 3.90%, 3/1/31, Callable 3/1/23 @ 100(b)	8,500	8,993

Nebraska (0.6%):
Central Plains Energy Project Revenue
4.00%, 12/1/49, (Put Date 8/1/25)(d)	15,000	16,777
Series A, 5.00%, 9/1/36	3,550	4,689
Douglas County Hospital Authority No. 3 Revenue
5.00%, 11/1/28, Continuously Callable @100	1,250	1,476
5.00%, 11/1/30, Continuously Callable @100	1,600	1,879
Nebraska Educational Health Cultural & Social Services Finance Authority Revenue
4.00%, 1/1/35, Continuously Callable @102	795	875
4.00%, 1/1/36, Continuously Callable @102	1,240	1,361
4.00%, 1/1/37, Continuously Callable @102	1,000	1,095
4.00%, 1/1/38, Continuously Callable @102	1,295	1,414
4.00%, 1/1/39, Continuously Callable @102	1,800	1,957
Public Power Generation Agency Revenue, 5.00%, 1/1/37, Continuously Callable @100	2,400	2,807
		34,330
Nevada (1.6%):
City of Carson City Revenue
5.00%, 9/1/29, Continuously Callable @100	620	746
5.00%, 9/1/31, Continuously Callable @100	1,000	1,192
5.00%, 9/1/33, Continuously Callable @100	1,000	1,183
5.00%, 9/1/37, Continuously Callable @100	1,950	2,281
City of North Las Vegas, GO(INS - Assured Guaranty Municipal Corp.)
4.00%, 6/1/35, Continuously Callable @100	1,870	2,087
4.00%, 6/1/37, Continuously Callable @100	7,345	8,145
4.00%, 6/1/38, Continuously Callable @100	6,135	6,787
City of Sparks Revenue
Series A, 2.50%, 6/15/24(e)	1,000	1,012
Series A, 2.75%, 6/15/28(e)	1,500	1,529
County of Clark Department of Aviation Revenue
5.00%, 7/1/26	3,660	4,454
5.00%, 7/1/27	2,220	2,755
Series A-2, 5.00%, 7/1/32, Continuously Callable @100	20,470	23,505
Series A-2, 5.00%, 7/1/33, Continuously Callable @100	10,845	12,430
Las Vegas Convention & Visitors Authority Revenue
Series C, 4.00%, 7/1/33, Continuously Callable @100	2,000	2,229

Security Description	Principal Amount	Value
Series C, 4.00%, 7/1/34, Continuously Callable @100	$4,560	$5,062
Series C, 4.00%, 7/1/35, Continuously Callable @100	5,075	5,617
		81,014
New Hampshire (0.2%):
New Hampshire Health and Education Facilities Authority Act Revenue
5.00%, 8/1/34, Continuously Callable @100	2,880	3,470
5.00%, 8/1/35, Continuously Callable @100	2,700	3,245
5.00%, 8/1/36, Continuously Callable @100	2,000	2,397
5.00%, 8/1/37, Continuously Callable @100	1,500	1,793
		10,905
New Jersey (7.1%):
Casino Reinvestment Development Authority Revenue(INS - Assured Guaranty Municipal Corp.)
5.00%, 11/1/29, Continuously Callable @100	1,000	1,136
5.00%, 11/1/30, Continuously Callable @100	1,000	1,134
City of Atlantic City , GO(INS - Assured Guaranty Municipal Corp.)
Series B, 5.00%, 3/1/32, Continuously Callable @100	1,660	1,970
Series B, 5.00%, 3/1/37, Continuously Callable @100	1,250	1,468
City of Atlantic City , GO(INS - Build America Mutual Assurance Co.), Series A, 5.00%, 3/1/32, Continuously Callable @100	630	748
City of Atlantic City, GO(INS - Build America Mutual Assurance Co.), Series A, 5.00%, 3/1/37, Continuously Callable @100	750	881
City of Bayonne, GO(INS - Build America Mutual Assurance Co.)
5.00%, 7/1/34, Continuously Callable @100	1,135	1,333
5.00%, 7/1/35, Continuously Callable @100	1,000	1,173
Essex County Improvement Authority Revenue(INS - Assured Guaranty Municipal Corp.), Series A, 6.00%, 11/1/25, Pre-refunded 11/1/20 @ 100	4,535	4,717
Morris County Improvement Authority Revenue(LIQ - Deutsche Bank A.G.), Series 2018-XF1067, 1.86%, 10/1/47, Callable 10/1/25 @ 100(b)(e)	11,070	11,070
New Brunswick Parking Authority Revenue(INS - Build America Mutual Assurance Co.)
Series A, 5.00%, 9/1/35, Continuously Callable @100	1,455	1,737
Series A, 5.00%, 9/1/36, Continuously Callable @100	2,000	2,384
New Jersey Building Authority Revenue
Series A, 4.00%, 6/15/30, Pre-refunded 6/15/26 @ 100	400	468
Series A, 4.00%, 6/15/30, Continuously Callable @100	600	647
New Jersey Economic Development Authority Revenue
5.25%, 9/1/22, Pre-refunded 3/1/21 @ 100	7,300	7,648
5.25%, 9/1/22, Continuously Callable @100	2,700	2,819
5.00%, 3/1/25, Continuously Callable @100	18,410	20,285
5.00%, 6/15/26, Continuously Callable @100	2,500	2,701
3.16%(MUNIPSA+155bps), 9/1/27, Callable 3/1/23 @ 100(c)	10,000	10,047
3.21%(MUNIPSA+160bps), 3/1/28, Callable 3/1/23 @ 100(c)	10,000	10,008
Series A, 4.45%, 6/1/23, Continuously Callable @100	3,500	3,543
Series A, 5.00%, 6/15/25	5,125	5,942
Series A, 3.13%, 7/1/29, Continuously Callable @100	1,085	1,122
Series A, 3.38%, 7/1/30, Continuously Callable @100	1,000	1,037
Series B, 5.00%, 6/15/36, Continuously Callable @100	16,455	19,082
Series B, 5.00%, 6/15/37, Continuously Callable @100	16,280	18,830
Series WW, 5.25%, 6/15/33, Continuously Callable @100	9,000	10,261
New Jersey Economic Development Authority Revenue(INS - Assured Guaranty Municipal Corp.), 5.00%, 6/15/25, Continuously Callable @100	10,000	11,368
New Jersey Educational Facilities Authority Revenue
Series B, 5.50%, 9/1/28, Continuously Callable @100	5,740	6,866
Series B, 5.50%, 9/1/29, Continuously Callable @100	4,000	4,757
Series B, 5.50%, 9/1/30, Continuously Callable @100	3,000	3,554
Series B, 5.50%, 9/1/31, Continuously Callable @100	4,590	5,425
Series B, 5.50%, 9/1/32, Continuously Callable @100	8,075	9,531

Security Description	Principal Amount	Value
Series F, 4.00%, 7/1/33, Continuously Callable @100	$500	$557
Series F, 4.00%, 7/1/34, Continuously Callable @100	750	833
Series F, 4.00%, 7/1/35, Continuously Callable @100	1,250	1,381
New Jersey Educational Facilities Authority Revenue(INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 7/1/34, Continuously Callable @100	3,000	3,615
Series A, 5.00%, 7/1/35, Continuously Callable @100	3,350	4,028
Series A, 4.00%, 7/1/36, Continuously Callable @100	1,800	1,958
New Jersey Health Care Facilities Financing Authority Revenue
5.00%, 10/1/33, Continuously Callable @100	2,000	2,320
5.00%, 10/1/34, Continuously Callable @100	2,000	2,311
5.00%, 10/1/35, Continuously Callable @100	2,620	3,019
New Jersey Health Care Facilities Financing Authority Revenue(INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 7/1/27, Continuously Callable @100	2,000	2,364
Series A, 5.00%, 7/1/30, Continuously Callable @100	1,500	1,755
New Jersey Transportation Trust Fund Authority Revenue
5.00%, 6/15/30, Continuously Callable @100	3,000	3,491
5.00%, 6/15/31, Continuously Callable @100	3,000	3,478
2.81%(MUNIPSA+120bps), 6/15/34, (Put Date 12/15/21)(c)(d)	10,000	10,085
Series A, 0.00%, 12/15/25(f)	20,000	17,560
Series A, 5.00%, 12/15/35, Continuously Callable @100	17,550	20,382
Series AA, 5.25%, 6/15/33, Continuously Callable @100	2,000	2,280
Series AA, 5.25%, 6/15/34, Continuously Callable @100	3,000	3,414
New Jersey Transportation Trust Fund Authority Revenue(INS - AMBAC Assurance Corp.), Series B, 5.25%, 12/15/22	5,000	5,534
New Jersey Turnpike Authority Revenue
Series A, 5.00%, 1/1/34, Continuously Callable @100	10,000	11,483
Series A, 5.00%, 1/1/34, Continuously Callable @100	7,675	9,072
Series A, 5.00%, 1/1/35, Continuously Callable @100	4,725	5,577
Series B, 4.00%, 1/1/35, Continuously Callable @100	3,500	3,956
Newark Housing Authority Revenue(INS - Assured Guaranty Municipal Corp.)
4.00%, 12/1/29, Continuously Callable @100	500	560
4.00%, 12/1/30, Continuously Callable @100	750	836
4.00%, 12/1/31, Continuously Callable @100	500	556
South Jersey Transportation Authority Revenue
Series A, 5.00%, 11/1/30, Continuously Callable @100	500	573
Series A, 5.00%, 11/1/31, Continuously Callable @100	750	858
Series A, 5.00%, 11/1/34, Continuously Callable @100	1,085	1,234
Tobacco Settlement Financing Corp. Revenue, Series A, 5.00%, 6/1/36, Continuously Callable @100	5,000	5,970
		316,732
New Mexico (1.3%):
City of Farmington Revenue
4.70%, 5/1/24, Continuously Callable @100	20,000	20,554
1.88%, 4/1/33, (Put Date 10/1/21)(d)	12,000	12,049
5.20%, 6/1/40, (Put Date 6/1/20)(d)	20,000	20,294
City of Santa Revenue
2.25%, 5/15/24, Continuously Callable @100	600	600
2.63%, 5/15/25, Continuously Callable @100	1,000	1,005
5.00%, 5/15/34, Continuously Callable @103	625	707
5.00%, 5/15/39, Continuously Callable @103	480	536
New Mexico Hospital Equipment Loan Council Revenue, 5.00%, 7/1/39, Continuously Callable @102	1,075	1,212
		56,957
New York (2.5%):
Chautauqua Tobacco Asset Securitization Corp. Revenue, 5.00%, 6/1/34, Continuously Callable @100	3,700	3,904
City of New York, GO, Series F-5, 1.65%, 6/1/44, Continuously Callable @100(b)	2,000	2,000

Security Description	Principal Amount	Value
City of Newburgh, GO, Series B, 5.00%, 6/15/23, Continuously Callable @100	$575	$628
City of Yonkers, GO(INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 10/1/23, Continuously Callable @100	2,600	2,780
County of Nassau, GO
Series A, 5.00%, 1/1/35, Continuously Callable @100	1,100	1,297
Series A, 5.00%, 1/1/36, Continuously Callable @100	1,150	1,355
County of Rockland, GO
3.50%, 10/1/21, Continuously Callable @100	1,585	1,613
3.63%, 10/1/22, Continuously Callable @100	1,190	1,212
3.63%, 10/1/23, Continuously Callable @100	1,560	1,589
3.63%, 10/1/24, Continuously Callable @100	1,665	1,696
Erie County Industrial Development Agency Revenue, 5.00%, 5/1/28, Continuously Callable @100	2,000	2,254
Hudson Yards Infrastructure Corp. Revenue, Series A, 5.00%, 2/15/37, Continuously Callable @100	2,500	3,010
Metropolitan Transportation Authority Revenue
4.00%, 11/15/35, Continuously Callable @100	18,340	20,599
Series C-1, 5.00%, 11/15/34, Continuously Callable @100	10,000	11,695
Series C-1, 5.00%, 11/15/35, Continuously Callable @100	2,000	2,335
Series F, 5.00%, 11/15/34, Continuously Callable @100	2,000	2,339
Series F, 5.00%, 11/15/35, Continuously Callable @100	3,000	3,503
Monroe County Industrial Development Corp. Revenue(NBGA - FHA), 5.75%, 8/15/30, Continuously Callable @100	5,000	5,243
New York Liberty Development Corp. Revenue
2.80%, 9/15/69, Continuously Callable @100	1,500	1,509
2.63%, 9/15/69, Continuously Callable @100	3,350	3,363
New York State Dormitory Authority Revenue
5.00%, 12/1/35, Continuously Callable @100(e)	600	698
Series A, 5.00%, 5/1/23	15	17
Series A, 5.00%, 5/1/23	735	810
Series A, 5.00%, 5/1/24, Pre-refunded 5/1/23 @ 100	15	17
Series A, 5.00%, 5/1/24, Continuously Callable @100	735	809
Series A, 5.00%, 5/1/25, Pre-refunded 5/1/23 @ 100	25	28
Series A, 5.00%, 5/1/25, Continuously Callable @100	1,175	1,292
Series A, 5.00%, 5/1/26, Pre-refunded 5/1/23 @ 100	20	23
Series A, 5.00%, 5/1/26, Continuously Callable @100	980	1,076
Series B, 5.00%, 2/15/32, Continuously Callable @100	20,000	23,413
New York State Dormitory Authority Revenue(INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 10/1/27, Continuously Callable @100	1,000	1,170
Series A, 5.00%, 10/1/28, Continuously Callable @100	1,000	1,168
Series A, 5.00%, 10/1/29, Continuously Callable @100	1,300	1,517
Niagara Falls City School District Certificate of Participation(INS - Assured Guaranty Municipal Corp.)
5.00%, 6/15/23	1,670	1,864
5.00%, 6/15/24	1,450	1,663
5.00%, 6/15/25, Continuously Callable @100	1,670	1,913
Saratoga County Capital Resource Corp. Revenue, Series A, 5.00%, 12/1/28, Continuously Callable @100	790	894
Suffolk County Economic Development Corp. Revenue
5.00%, 7/1/28, Pre-refunded 7/1/21 @ 100	220	233
5.00%, 7/1/28, Continuously Callable @100	1,280	1,347
Town of Oyster Bay, GO
4.00%, 2/15/24	5,415	5,858
4.00%, 2/15/25	9,750	10,702
4.00%, 2/15/26	3,000	3,336
Westchester County Local Development Corp. Revenue, 5.00%, 1/1/28, Continuously Callable @100	1,350	1,455
		135,227

Security Description	Principal Amount	Value
North Carolina (0.1%):
North Carolina Medical Care Commission Revenue
5.00%, 10/1/25	$1,500	$1,643
6.38%, 7/1/26, Pre-refunded 7/1/21 @ 100	4,805	5,178
5.00%, 10/1/30, Continuously Callable @100	1,850	2,014
		8,835
North Dakota (0.4%):
City of Grand Forks Revenue, 5.00%, 12/1/29, Continuously Callable @100	11,085	11,744
County of Ward Revenue, Series C, 5.00%, 6/1/34, Continuously Callable @100	4,000	4,611
		16,355
Ohio (3.0%):
American Municipal Power, Inc. Revenue
Series C, 5.00%, 2/15/21, Pre-refunded 2/15/20 @ 100	3,000	3,014
Series C, 5.00%, 2/15/22, Pre-refunded 2/15/20 @ 100	2,760	2,773
Buckeye Tobacco Settlement Financing Authority Revenue, Series A-2, 5.13%, 6/1/24, Continuously Callable @100	6,760	6,769
City of Centerville Revenue, 5.25%, 11/1/37, Continuously Callable @100	2,250	2,528
City of Cleveland Airport System Revenue
Series A, 5.00%, 1/1/30, Pre-refunded 1/1/22 @ 100	2,000	2,153
Series A, 5.00%, 1/1/31, Pre-refunded 1/1/22 @ 100	1,000	1,077
County of Allen Hospital Facilities Revenue
Series A, 4.00%, 8/1/36, Continuously Callable @100	5,000	5,573
Series A, 4.00%, 8/1/37, Continuously Callable @100	10,800	12,038
County of Cuyahoga Revenue
4.00%, 2/15/29, Continuously Callable @100	7,430	8,192
5.00%, 2/15/37, Continuously Callable @100	4,000	4,554
County of Hamilton Revenue
5.00%, 1/1/31, Continuously Callable @100	1,350	1,543
5.00%, 1/1/36, Continuously Callable @100	1,400	1,579
County of Hamilton Sales Tax Revenue(INS - AMBAC Assurance Corp.), Series B, 12/1/25(f)	4,365	3,964
County of Hancock Revenue, 6.50%, 12/1/30, Pre-refunded 6/1/21 @ 100	9,000	9,677
County of Montgomery Revenue, 3.00%, 11/15/36, Continuously Callable @100	7,000	6,936
County of Ross Revenue, 5.00%, 12/1/39, Continuously Callable @100	2,405	2,926
Dayton City School District, GO
5.00%, 11/1/28	2,805	3,564
5.00%, 11/1/29	3,655	4,710
5.00%, 11/1/30	3,160	4,127
5.00%, 11/1/31	2,000	2,612
Ohio Higher Educational Facility Commission Revenue
5.00%, 5/1/31, Continuously Callable @100	1,000	1,161
5.00%, 5/1/33, Continuously Callable @100	500	576
Ohio Turnpike & Infrastructure Commission Revenue, 5.25%, 2/15/29, Continuously Callable @100	2,000	2,239
Ohio Water Development Authority Revenue, 4.00%, 12/1/33(b)(k)	30,000	26,015
Southeastern Ohio Port Authority Revenue
5.50%, 12/1/29, Continuously Callable @100	750	840
5.00%, 12/1/35, Continuously Callable @100	750	812
State of Ohio Revenue
5.00%, 1/15/34, Continuously Callable @100	7,210	8,417
5.00%, 1/15/35, Continuously Callable @100	6,000	6,991
5.00%, 1/15/36, Continuously Callable @100	3,070	3,567
Village of Bluffton Revenue
5.00%, 12/1/31, Continuously Callable @100	1,500	1,811
4.00%, 12/1/32, Continuously Callable @100	1,500	1,678
4.00%, 12/1/33, Continuously Callable @100	1,600	1,779

Security Description	Principal Amount	Value
4.00%, 12/1/34, Continuously Callable @100	$1,795	$1,986
		148,181
Oklahoma (0.9%):
Comanche County Hospital Authority Revenue, Series A, 5.00%, 7/1/21	1,380	1,416
Garfield County Industrial Authority Revenue, Series A, 1.78%, 1/1/25, Callable 2/5/20 @ 100(b)	20,070	20,070
Muskogee Industrial Trust Revenue
Series A, 1.75%, 1/1/25, Callable 2/5/20 @ 100(b)	14,200	14,200
Series A, 1.78%, 6/1/27, Continuously Callable @100(b)	5,600	5,600
Oklahoma Development Finance Authority Revenue, Series B, 5.00%, 8/15/33, Continuously Callable @100	4,100	4,896
Tulsa County Industrial Authority Revenue
5.00%, 11/15/28, Continuously Callable @102	940	1,089
5.00%, 11/15/30, Continuously Callable @102	1,780	2,043
		49,314
Oregon (0.0%(l)):
Clackamas County Hospital Facility Authority Revenue
5.00%, 11/15/32, Continuously Callable @102	500	584
5.00%, 11/15/37, Continuously Callable @102	500	576
		1,160
Pennsylvania (6.8%):
Allegheny County Higher Education Building Authority Revenue, Series A, 5.13%, 3/1/25, Pre-refunded 3/1/21 @ 100	1,410	1,475
Allegheny County Hospital Development Authority Revenue
5.00%, 4/1/35, Continuously Callable @100	7,315	8,782
5.00%, 4/1/36, Continuously Callable @100	8,000	9,579
4.00%, 7/15/37, Continuously Callable @100	2,000	2,244
4.00%, 7/15/38, Continuously Callable @100	1,500	1,675
4.00%, 7/15/39, Continuously Callable @100	1,440	1,598
Allegheny County Industrial Development Authority Revenue, 4.88%, 11/1/24	3,150	3,282
Allegheny County Sanitary Authority Revenue(INS - Assured Guaranty Municipal Corp.)
4.00%, 12/1/33, Continuously Callable @100	1,500	1,672
4.00%, 12/1/34, Continuously Callable @100	1,475	1,644
Berks County Industrial Development Authority Revenue
4.00%, 11/1/33, Continuously Callable @100	1,300	1,400
5.00%, 11/1/34, Continuously Callable @100	2,000	2,332
5.00%, 11/1/35, Continuously Callable @100	3,000	3,490
Berks County Municipal Authority Revenue, 3.11%(MUNIPSA+150bps), 11/1/39, (Put Date 7/1/22)(c)(d)	11,000	11,145
Bethlehem Authority Revenue, 5.00%, 11/15/30, Continuously Callable @100	3,000	3,293
Bucks County Industrial Development Authority Revenue
5.00%, 10/1/30, Continuously Callable @103	325	372
5.00%, 10/1/31, Continuously Callable @103	450	513
5.00%, 10/1/32, Continuously Callable @103	790	896
5.00%, 10/1/37, Continuously Callable @103	1,250	1,404
Butler County Hospital Authority Revenue, 5.00%, 7/1/35, Continuously Callable @100	1,885	2,151
Chester County Industrial Development Authority Revenue
5.00%, 10/1/34, Continuously Callable @100	1,000	1,096
Series A, 5.13%, 10/15/37, Continuously Callable @100	2,750	2,991
Commonwealth Financing Authority Revenue
5.00%, 6/1/33, Continuously Callable @100	1,250	1,522
5.00%, 6/1/34, Continuously Callable @100	2,000	2,427
Series A, 5.00%, 6/1/34, Continuously Callable @100	5,000	5,738
Commonwealth of Pennsylvania Certificate of Participation
Series A, 5.00%, 7/1/34, Continuously Callable @100	1,350	1,638
Series A, 5.00%, 7/1/35, Continuously Callable @100	750	908
Series A, 5.00%, 7/1/37, Continuously Callable @100	800	967

Security Description	Principal Amount	Value
County of Beaver, GO(INS - Build America Mutual Assurance Co.)
4.00%, 4/15/28	$2,890	$3,349
4.00%, 4/15/29, Continuously Callable @100	2,500	2,884
4.00%, 4/15/30, Continuously Callable @100	5,000	5,684
County of Lehigh Revenue
4.00%, 7/1/37, Continuously Callable @100	2,000	2,215
4.00%, 7/1/38, Continuously Callable @100	2,000	2,208
4.00%, 7/1/39, Continuously Callable @100	2,000	2,204
County of Luzerne, GO(INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 11/15/29, Continuously Callable @100	5,000	5,835
Cumberland County Municipal Authority Revenue
4.00%, 11/1/36, Continuously Callable @100	1,250	1,400
4.00%, 11/1/37, Continuously Callable @100	2,130	2,376
Series C-6, 4.00%, 12/1/26, Continuously Callable @102	6,500	6,761
Dauphin County General Authority Revenue
4.00%, 6/1/30, Continuously Callable @100	2,000	2,248
4.00%, 6/1/31, Continuously Callable @100	1,000	1,102
Delaware County Authority Revenue, 5.00%, 10/1/25, Continuously Callable @100	1,000	1,020
Delaware River Joint Toll Bridge Commission Revenue, 5.00%, 7/1/34, Continuously Callable @100	3,000	3,653
Delaware River Port Authority Revenue, 5.00%, 1/1/25, Continuously Callable @100	2,720	3,004
Montgomery County Higher Education & Health Authority Revenue
5.00%, 9/1/34, Continuously Callable @100	1,750	2,121
5.00%, 9/1/35, Continuously Callable @100	1,850	2,233
4.00%, 9/1/36, Continuously Callable @100	1,100	1,230
4.00%, 9/1/37, Continuously Callable @100	1,000	1,114
5.00%, 9/1/37, Continuously Callable @100	1,750	2,103
4.00%, 9/1/38, Continuously Callable @100	900	999
4.00%, 9/1/39, Continuously Callable @100	1,000	1,105
Montgomery County Industrial Development Authority Revenue
5.00%, 11/15/23, Continuously Callable @100	1,200	1,295
5.00%, 11/15/24, Continuously Callable @100	2,750	2,967
Montour School District, GO(INS - Assured Guaranty Municipal Corp.)
Series B, 5.00%, 4/1/33, Continuously Callable @100	1,000	1,167
Series B, 5.00%, 4/1/34, Continuously Callable @100	1,500	1,747
Series B, 5.00%, 4/1/35, Continuously Callable @100	1,500	1,745
Northampton County General Purpose Authority Revenue, 2.24%(LIBOR01M+104bps), 8/15/48, (Put Date 8/15/24)(c)(d)	4,645	4,653
Northeastern Pennsylvania Hospital & Education Authority Revenue, Series A, 5.00%, 3/1/37, Continuously Callable @100	1,525	1,695
Pennsylvania Economic Development Financing Authority Revenue
4.00%, 10/1/23, Continuously Callable @100	13,000	13,249
3.00%, 4/1/39, Continuously Callable @100	30,000	30,660
Pennsylvania Higher Educational Facilities Authority Revenue
5.00%, 7/1/32, Pre-refunded 7/1/22 @ 100	1,625	1,780
Series A, 5.25%, 7/15/25, Continuously Callable @100	1,730	1,905
Series A, 5.25%, 7/15/26, Continuously Callable @100	2,020	2,222
Series A, 5.25%, 7/15/27, Continuously Callable @100	2,125	2,334
Series A, 5.25%, 7/15/28, Continuously Callable @100	2,245	2,463
Series A, 5.00%, 7/15/30, Continuously Callable @100	2,415	2,624
Series A, 5.25%, 7/15/33, Continuously Callable @100	1,965	2,144
Pennsylvania Turnpike Commission Revenue
5.00%, 6/1/35, Continuously Callable @100	10,655	12,386
5.00%, 6/1/36, Continuously Callable @100	8,255	9,586
Series A-1, 5.00%, 12/1/32, Continuously Callable @100	1,500	1,724
Series A-1, 5.00%, 12/1/33, Continuously Callable @100	4,345	4,981
Series A-1, 5.00%, 12/1/34, Continuously Callable @100	3,000	3,489
Series A-1, 5.00%, 12/1/35, Continuously Callable @100	3,320	3,850
Series A-1, 5.00%, 12/1/36, Continuously Callable @100	3,690	4,282

Security Description	Principal Amount	Value
Series B, 5.00%, 12/1/32, Continuously Callable @100	$3,500	$4,086
Series B, 5.00%, 12/1/33, Continuously Callable @100	7,145	8,324
Series B, 4.00%, 6/1/34, Continuously Callable @100	20,000	22,041
Series B, 5.00%, 12/1/34, Continuously Callable @100	6,250	7,269
Series B, 5.00%, 12/1/34, Continuously Callable @100	2,000	2,350
Series B, 5.00%, 12/1/35, Continuously Callable @100	5,700	6,623
Series B, 5.00%, 12/1/35, Continuously Callable @100	2,000	2,348
Philadelphia Authority for Industrial Development Revenue
5.00%, 5/1/35, Continuously Callable @100	750	909
5.00%, 5/1/36, Continuously Callable @100	1,500	1,813
5.00%, 5/1/38, Continuously Callable @100	1,000	1,205
Pittsburgh Water & Sewer Authority Revenue(INS - Assured Guaranty Municipal Corp.)
Series B, 4.00%, 9/1/34, Continuously Callable @100	1,750	2,017
Series B, 4.00%, 9/1/35, Continuously Callable @100	300	344
Reading School District, GO(INS - Assured Guaranty Municipal Corp.)
5.00%, 3/1/36, Continuously Callable @100	2,000	2,364
5.00%, 3/1/37, Continuously Callable @100	1,500	1,768
School District of Philadelphia, GO
Series A, 5.00%, 9/1/34, Continuously Callable @100	1,000	1,204
Series A, 5.00%, 9/1/35, Continuously Callable @100	1,000	1,200
Series A, 5.00%, 9/1/36, Continuously Callable @100	1,000	1,196
Series A, 5.00%, 9/1/37, Continuously Callable @100	1,000	1,194
Series A, 4.00%, 9/1/38, Continuously Callable @100	1,700	1,871
Series A, 4.00%, 9/1/39, Continuously Callable @100	1,600	1,760
Series F, 5.00%, 9/1/31, Continuously Callable @100	9,895	11,652
Series F, 5.00%, 9/1/32, Continuously Callable @100	5,000	5,874
Series F, 5.00%, 9/1/33, Continuously Callable @100	4,000	4,691
Series F, 5.00%, 9/1/34, Continuously Callable @100	5,100	5,962
School District of the City of Erie, GO(INS - Assured Guaranty Municipal Corp.), Series A, 4.00%, 4/1/33, Continuously Callable @100	1,150	1,305
Scranton School District, GO(INS - Build America Mutual Assurance Co.)
Series E, 5.00%, 12/1/32, Continuously Callable @100	1,000	1,210
Series E, 5.00%, 12/1/33, Continuously Callable @100	1,600	1,930
Series E, 5.00%, 12/1/35, Continuously Callable @100	750	901
State Public School Building Authority Revenue
5.00%, 4/1/23, Pre-refunded 4/1/22 @ 100	1,250	1,358
5.00%, 6/1/29, Continuously Callable @100	10,000	11,968
State Public School Building Authority Revenue(INS - Assured Guaranty Municipal Corp.)
5.00%, 6/1/31, Continuously Callable @100	6,100	7,177
4.00%, 12/1/31, Continuously Callable @100	15,380	17,035
		390,979
Puerto Rico (0.1%):
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Authority Revenue, 5.00%, 4/1/27, Continuously Callable @100	2,600	2,662

Rhode Island (0.2%):
Rhode Island Health & Educational Building Corp. Revenue, 6.00%, 9/1/33, Pre-refunded 9/1/23 @ 100	2,000	2,349
Rhode Island Turnpike & Bridge Authority Revenue
Series A, 5.00%, 10/1/33, Continuously Callable @100	1,350	1,588
Series A, 5.00%, 10/1/35, Continuously Callable @100	4,345	5,094
Tobacco Settlement Financing Corp. Revenue
Series A, 5.00%, 6/1/28, Continuously Callable @100	2,000	2,298
Series A, 5.00%, 6/1/29, Continuously Callable @100	2,000	2,293
Series A, 5.00%, 6/1/30, Continuously Callable @100	2,500	2,858
		16,480

Security Description	Principal Amount	Value
South Carolina (1.2%):
Lexington County Health Services District, Inc. Revenue
4.00%, 11/1/31, Continuously Callable @100	$1,000	$1,133
4.00%, 11/1/32, Continuously Callable @100	1,000	1,126
Patriots Energy Group Financing Agency Revenue, Series B, 2.00%(LIBOR01M+86bps), 10/1/48, (Put Date 2/1/24)(c)(d)	20,000	20,240
Piedmont Municipal Power Agency Revenue(INS - Assured Guaranty Corp.)
Series C, 5.00%, 1/1/28, Continuously Callable @100	7,200	7,599
Series D, 5.00%, 1/1/28, Continuously Callable @100	2,700	2,850
South Carolina Public Service Authority Revenue
Series A, 5.00%, 12/1/34, Continuously Callable @100	9,835	11,495
Series A, 5.00%, 12/1/35, Continuously Callable @100	7,000	8,169
		52,612
Tennessee (0.4%):
Greeneville Health & Educational Facilities Board Revenue
5.00%, 7/1/35, Continuously Callable @100	2,710	3,244
5.00%, 7/1/36, Continuously Callable @100	3,000	3,580
5.00%, 7/1/37, Continuously Callable @100	3,500	4,169
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, 5.00%, 7/1/35, Continuously Callable @100	5,000	5,879
		16,872
Texas (11.9%):
Arlington Higher Education Finance Corp. Revenue(NBGA - Texas Permanent School Fund)
3.00%, 8/15/37, Continuously Callable @100	3,820	3,900
3.00%, 8/15/38, Continuously Callable @100	3,935	4,003
3.00%, 8/15/39, Continuously Callable @100	4,055	4,111
Austin Convention Enterprises, Inc. Revenue
5.00%, 1/1/34, Continuously Callable @100	550	624
5.00%, 1/1/34, Continuously Callable @100	1,105	1,283
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue
5.00%, 12/1/25	2,740	3,074
5.00%, 12/1/27, Continuously Callable @100	2,990	3,326
5.00%, 12/1/28, Continuously Callable @100	1,640	1,816
5.00%, 12/1/29, Continuously Callable @100	1,600	1,766
5.00%, 12/1/30, Continuously Callable @100	1,700	1,870
5.25%, 12/1/35, Continuously Callable @100	5,150	5,656
Boerne School District, GO(NBGA - Texas Permanent School Fund), 2/1/26, Continuously Callable @80(f)	4,240	3,407
Central Texas Regional Mobility Authority Revenue
5.00%, 1/1/21	700	726
0.00%, 1/1/22(f)	885	861
5.00%, 1/1/22	500	536
5.00%, 1/1/23	500	553
0.00%, 1/1/24(f)	7,000	6,559
5.75%, 1/1/25, Pre-refunded 1/1/20 @ 100	2,500	2,500
0.00%, 1/1/26(f)	2,535	2,269
5.00%, 1/1/33, Continuously Callable @100	3,500	3,831
Series A, 5.00%, 1/1/34, Continuously Callable @100	1,250	1,450
Series A, 5.00%, 1/1/35, Continuously Callable @100	1,100	1,273
Central Texas Turnpike System Revenue
Series C, 5.00%, 8/15/33, Continuously Callable @100	10,000	11,424
Series C, 5.00%, 8/15/34, Continuously Callable @100	8,500	9,658
City of Arlington Special Tax(INS - Build America Mutual Assurance Co.)
Series C, 5.00%, 2/15/34, Continuously Callable @100	1,500	1,794
Series C, 5.00%, 2/15/35, Continuously Callable @100	1,500	1,788
Series C, 5.00%, 2/15/36, Continuously Callable @100	3,100	3,688

Security Description	Principal Amount	Value
Series C, 5.00%, 2/15/37, Continuously Callable @100	$3,305	$3,922
Series C, 5.00%, 2/15/38, Continuously Callable @100	4,380	5,191
City of Corpus Christi Utility System Revenue
4.00%, 7/15/32, Continuously Callable @100	1,800	2,019
4.00%, 7/15/33, Continuously Callable @100	1,100	1,229
4.00%, 7/15/34, Continuously Callable @100	1,050	1,169
4.00%, 7/15/35, Continuously Callable @100	1,000	1,109
City of Houston Hotel Occupancy Tax & Special Revenue
5.00%, 9/1/29, Continuously Callable @100	2,300	2,652
5.00%, 9/1/30, Continuously Callable @100	1,000	1,151
5.00%, 9/1/32, Continuously Callable @100	5,615	6,443
5.00%, 9/1/33, Continuously Callable @100	5,345	6,119
5.00%, 9/1/34, Continuously Callable @100	2,150	2,455
5.00%, 9/1/35, Continuously Callable @100	1,575	1,795
City of Laredo Waterworks & Sewer System Revenue
4.00%, 3/1/32, Continuously Callable @100	740	823
4.00%, 3/1/33, Continuously Callable @100	1,000	1,109
4.00%, 3/1/34, Continuously Callable @100	1,000	1,106
4.00%, 3/1/36, Continuously Callable @100	1,500	1,648
Clifton Higher Education Finance Corp. Revenue
4.00%, 8/15/33, Continuously Callable @100	2,130	2,512
4.00%, 8/15/34, Continuously Callable @100	2,275	2,670
4.00%, 8/15/35, Continuously Callable @100	2,375	2,776
4.00%, 8/15/36, Continuously Callable @100	3,710	4,328
4.00%, 8/15/37, Continuously Callable @100	3,860	4,495
4.00%, 8/15/38, Continuously Callable @100	4,015	4,656
4.00%, 8/15/39, Continuously Callable @100	4,305	4,980
Clifton Higher Education Finance Corp. Revenue(NBGA - Texas Permanent School Fund), Series A, 4.00%, 8/15/32, Continuously Callable @100	1,300	1,486
Dallas/Fort Worth International Airport Revenue
Series D, 5.25%, 11/1/28, Continuously Callable @100	2,000	2,290
Series D, 5.25%, 11/1/29, Continuously Callable @100	7,500	8,578
Decatur Hospital Authority Revenue
Series A, 5.25%, 9/1/29, Continuously Callable @100	1,000	1,134
Series A, 5.00%, 9/1/34, Continuously Callable @100	1,000	1,098
Harris County Cultural Education Facilities Finance Corp. Revenue
5.00%, 12/1/27, Pre-refunded 12/1/22 @ 100	4,710	5,231
5.00%, 6/1/28, Continuously Callable @100	1,400	1,520
2.18%(MUNIPSA+57bps), 12/1/49, (Put Date 12/4/24)(c)(d)	3,330	3,368
Harris County Municipal Utility District No. 165, GO(INS - Build America Mutual Assurance Co.)
5.00%, 3/1/30, Continuously Callable @100	750	869
5.00%, 3/1/31, Continuously Callable @100	2,030	2,347
5.00%, 3/1/32, Continuously Callable @100	2,500	2,885
Houston Higher Education Finance Corp. Revenue
Series A, 5.25%, 9/1/31, Continuously Callable @100	3,850	4,239
Series A, 5.25%, 9/1/32, Continuously Callable @100	4,075	4,483
Karnes County Hospital District Revenue
5.00%, 2/1/29, Continuously Callable @100	4,000	4,412
5.00%, 2/1/34, Continuously Callable @100	4,000	4,350
Main Street Market Square Redevelopment Authority Tax Allocation(INS - Build America Mutual Assurance Co.)
5.00%, 9/1/29, Continuously Callable @100	1,215	1,425
5.00%, 9/1/30, Continuously Callable @100	1,380	1,614
5.00%, 9/1/31, Continuously Callable @100	2,000	2,329
5.00%, 9/1/32, Continuously Callable @100	1,500	1,741
5.00%, 9/1/33, Continuously Callable @100	2,680	3,102
Matagorda County Navigation District No. 1 Revenue, 2.60%, 11/1/29	14,010	14,545
Mesquite Health Facilities Development Corp. Revenue
5.00%, 2/15/26	3,100	3,161

Security Description	Principal Amount	Value
5.00%, 2/15/35, Continuously Callable @100	$1,075	$1,062
New Braunfels Independent School District, GO(NBGA - Texas Permanent School Fund), 2/1/23, Continuously Callable @91(f)	2,155	1,967
New Hope Cultural Education Facilities Finance Corp. Revenue
5.00%, 11/1/31, Continuously Callable @102	1,000	1,131
4.00%, 11/1/36, Continuously Callable @102	1,475	1,548
Series A, 5.00%, 7/1/30, Continuously Callable @100	7,500	6,891
Series A, 5.00%, 7/1/35, Continuously Callable @100	9,000	8,269
Newark Higher Education Finance Corp. Revenue
4.00%, 4/1/32, Continuously Callable @100	1,635	1,784
4.00%, 4/1/33, Continuously Callable @100	2,000	2,173
4.00%, 4/1/34, Continuously Callable @100	4,470	4,835
4.00%, 4/1/35, Continuously Callable @100	1,650	1,777
4.00%, 4/1/36, Continuously Callable @100	2,150	2,305
North East Texas Regional Mobility Authority Revenue
5.00%, 1/1/36, Continuously Callable @100	7,000	7,982
Series B, 5.00%, 1/1/36, Continuously Callable @100	5,485	6,305
North Texas Tollway Authority Revenue
Series A, 5.00%, 1/1/32, Continuously Callable @100	8,000	9,278
Series A, 5.00%, 1/1/34, Continuously Callable @100	1,515	1,784
Series A, 4.00%, 1/1/39, Continuously Callable @100	14,620	16,440
Series B, 5.00%, 1/1/31, Continuously Callable @100	1,500	1,703
Series B, 5.00%, 1/1/34, Continuously Callable @100	7,500	8,675
North Texas Tollway Authority Revenue(INS - Assured Guaranty Corp.), 1/1/29(f)	20,000	16,545
North Texas Tollway Authority Revenue(INS - Assured Guaranty Municipal Corp.)
Series B, 4.00%, 1/1/35, Continuously Callable @100	2,000	2,224
Series B, 4.00%, 1/1/36, Continuously Callable @100	1,695	1,882
Permanent University Fund - University of Texas System Revenue
5.00%, 7/1/32, Continuously Callable @100	2,230	2,642
5.00%, 7/1/33, Continuously Callable @100	3,250	3,842
5.00%, 7/1/34, Continuously Callable @100	2,500	2,949
Port of Port Arthur Navigation District Revenue
1.70%, 4/1/40, Continuously Callable @100(b)	27,475	27,475
1.70%, 11/1/40, Continuously Callable @100(a)(b)	16,000	16,000
1.83%, 11/1/40, Continuously Callable @100(b)	45,720	45,720
Series B, 1.70%, 4/1/40, Continuously Callable @100(b)	42,870	42,870
Series C, 1.70%, 4/1/40, Continuously Callable @100(b)	21,375	21,375
San Antonio Housing Trust Finance Corp. Revenue(NBGA - Federal Home Loan Mortagage Corp.), 3.50%, 4/1/43, (Put Date 10/1/28)(d)	14,935	15,793
Tarrant County Cultural Education Facilities Finance Corp. Revenue
5.00%, 11/15/30, Continuously Callable @100	2,145	2,534
5.00%, 11/15/31, Continuously Callable @100	2,250	2,648
5.00%, 11/15/32, Continuously Callable @100	2,365	2,773
6.63%, 11/15/37, Continuously Callable @100	5,000	5,865
5.00%, 11/15/37, Continuously Callable @100	2,175	2,510
Series B, 5.00%, 7/1/37, Continuously Callable @100	18,225	22,122
Series B, 5.00%, 7/1/38, Continuously Callable @100	19,115	23,145
Texas Transportation Commission State Highway Fund Revenue, 5.00%, 10/1/26	7,235	8,934
Trophy Club Public Improvement District No. 1 Special Assessment(INS - Assured Guaranty Municipal Corp.), 5.00%, 6/1/33, Continuously Callable @100	6,960	7,910
Tyler Health Facilities Development Corp. Revenue, 5.50%, 7/1/27, Pre-refunded 7/1/21 @ 100	10,000	10,648
		600,625
Utah (0.1%):
Jordanelle Special Service District Special Assessment
Series A, 12.00%, 8/1/30, Continuously Callable @100(e)(k)	4,322	3,669

Security Description	Principal Amount	Value
Series B, 12.00%, 8/1/30, Continuously Callable @100(e)(k)	$2,366	$2,008
		5,677
Vermont (0.4%):
Vermont Economic Development Authority Revenue, 5.00%, 12/15/20	9,000	9,306
Vermont Educational & Health Buildings Financing Agency Revenue, Series A, 5.00%, 12/1/36, Continuously Callable @100	2,500	2,914
		12,220
Virgin Islands (0.1%):
Virgin Islands Public Finance Authority Revenue, 5.00%, 9/1/30, Continuously Callable @100(e)	6,500	7,251

Virginia (1.1%):
Chesapeake Hospital Authority Revenue
4.00%, 7/1/36, Continuously Callable @100	1,175	1,327
4.00%, 7/1/37, Continuously Callable @100	1,205	1,357
Fairfax County Economic Development Authority Revenue, Series A, 5.00%, 10/1/36, Continuously Callable @102	2,150	2,408
Roanoke Economic Development Authority Revenue, 5.00%, 7/1/25, Continuously Callable @100	10,000	10,188
Stafford County Economic Development Authority Revenue
5.00%, 6/15/33, Continuously Callable @100	750	879
5.00%, 6/15/34, Continuously Callable @100	2,620	3,064
5.00%, 6/15/35, Continuously Callable @100	1,930	2,251
Virginia College Building Authority Revenue
5.00%, 6/1/21, Continuously Callable @100	985	985
5.00%, 6/1/26, Continuously Callable @100	11,280	11,127
4.00%, 2/1/34, Continuously Callable @100	10,000	11,381
4.00%, 2/1/36, Continuously Callable @100	3,000	3,392
		48,359
Washington (0.6%):
Tobacco Settlement Authority Revenue, 5.25%, 6/1/31, Continuously Callable @100	5,000	5,072
Washington Health Care Facilities Authority Revenue
5.00%, 8/15/33, Continuously Callable @100	3,090	3,572
5.00%, 8/15/34, Continuously Callable @100	3,470	3,998
5.00%, 7/1/35, Continuously Callable @100	2,355	2,831
5.00%, 7/1/36, Continuously Callable @100	2,250	2,698
4.00%, 7/1/37, Continuously Callable @100	3,125	3,449
		21,620
West Virginia (0.4%):
West Virginia Hospital Finance Authority Revenue
5.00%, 6/1/33, Continuously Callable @100	1,850	2,209
5.00%, 1/1/34, Continuously Callable @100	2,360	2,815
5.00%, 6/1/34, Continuously Callable @100	2,970	3,533
5.00%, 1/1/35, Continuously Callable @100	2,920	3,465
5.00%, 6/1/35, Continuously Callable @100	2,405	2,853
5.00%, 9/1/38, Continuously Callable @100	1,000	1,200
5.00%, 9/1/39, Continuously Callable @100	1,000	1,197
		17,272
Wisconsin (0.5%):
Public Finance Authority Revenue
4.00%, 6/15/29, Continuously Callable @100(e)	325	338
4.00%, 9/1/29, Continuously Callable @103(e)	1,250	1,349
5.25%, 5/15/37, Continuously Callable @102(e)	1,000	1,111
5.00%, 6/15/39, Continuously Callable @100(e)	410	440
5.00%, 9/1/39, Continuously Callable @103(e)	2,230	2,466
Series A, 5.25%, 10/1/38, Continuously Callable @100	3,250	3,741
Series D, 4.05%, 11/1/30, Continuously Callable @100	1,500	1,630
Wisconsin Health & Educational Facilities Authority Revenue
5.00%, 8/15/34, Continuously Callable @100	1,000	1,128
4.00%, 11/15/36, Continuously Callable @100	9,830	10,923

Security Description	Principal Amount	Value
Series A, 5.00%, 7/15/28, Pre-refunded 7/15/21 @ 100	$2,000	$2,118
Series A, 5.13%, 4/15/31, Pre-refunded 4/15/23 @ 100	5,000	5,642
Series C, 5.00%, 8/15/26, Pre-refunded 8/15/22 @ 100	1,500	1,650
Series C, 5.00%, 8/15/29, Pre-refunded 8/15/22 @ 100	1,935	2,129
		34,665
Total Municipal Bonds (Cost $4,786,182)		5,050,469
Total Investments (Cost $4,786,182) — 99.2%		5,050,469
Other assets in excess of liabilities — 0.8%		39,717
NET ASSETS - 100.00%		$5,090,186

(a)	All or a portion of this security has been designated as collateral for securities purchased on a when-issued basis.
(b)

Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(c)	Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2019.
(d)	Put Bond.
(e)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2019, the fair value of these securities was $197,927 (thousands) and amounted to 3.9% of net assets.

(f)	Zero-coupon bond.
(g)	Up to 2.05% of the coupon may be paid in kind.
(h)	Security purchased on a when-issued basis.
(i)	Stepped-coupon security converts to coupon form on 11/01/25 with a rate of 4.0%.
(j)	Stepped-coupon security converts to coupon form on 11/01/25 with a rate of 4.35%.
(k)	Defaulted security.
(l)	Amount represents less than 0.05% of net assets.

AMBAC—American Municipal Bond Assurance Corporation

bps—Basis points

FHA—Federal Housing Administration

GO—General Obligation

LIBOR—London InterBank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of December 31, 2019, based on the last reset date of the security

MUNIPSA—Municipal Swap Index

PLC—Public Limited Company

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS

Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Tax Exempt Long-Term Fund	December 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (99.0%)
Alabama (1.6%):
Chatom Industrial Development Board Revenue(INS - Assured Guaranty Municipal Corp.), 5.00%, 8/1/37, Continuously Callable @100	$4,245	$4,324
Homewood Educational Building Authority Revenue, 5.00%, 12/1/47, Continuously Callable @100	4,500	5,154
Lower Alabama Gas District Revenue, Series A, 5.00%, 9/1/46	11,500	15,887
Montgomery Medical Clinic Board Revenue, 5.00%, 3/1/36, Continuously Callable @100	1,750	1,967
Selma Industrial Development Board Revenue, 5.80%, 5/1/34, Continuously Callable @100	2,000	2,025
State of Alabama Docks Department Revenue, 6.00%, 10/1/35, Pre-refunded 10/1/20 @ 100	7,000	7,253
		36,610
Arizona (3.0%):
Apache County Industrial Development Authority Revenue, Series A, 4.50%, 3/1/30, Continuously Callable @100	5,000	5,270
Arizona Health Facilities Authority Revenue
5.00%, 2/1/42, Continuously Callable @100	6,000	6,381
3.46%(MUNIPSA+185bps), 2/1/48, (Put Date 2/1/23)(a)(b)	5,000	5,247
Arizona Industrial Development Authority Revenue, 5.00%, 7/1/52, Continuously Callable @100	1,725	1,992
City of Goodyear Water & Sewer Revenue, 5.63%, 7/1/39, Continuously Callable @100	5,000	5,103
City of Phoenix Civic Improvement Corp. Revenue(INS - National Public Finance Guarantee Corp.)
Series B, 5.50%, 7/1/29	1,000	1,327
Series B, 5.50%, 7/1/30	1,500	2,019
Maricopa County Industrial Development Authority Revenue, 5.00%, 7/1/47, Continuously Callable @100	1,600	1,749
Maricopa County Pollution Control Corp. Revenue, 5.00%, 6/1/35, Continuously Callable @100	7,000	7,108
Pinal County Electric District No. 3 Revenue, 4.00%, 7/1/41, Continuously Callable @100	10,000	10,853
The Industrial Development Authority of the City of Phoenix Revenue
5.00%, 7/1/41, Continuously Callable @100	1,200	1,318
5.00%, 7/1/42, Continuously Callable @100	1,250	1,457
5.00%, 7/1/44, Continuously Callable @100	6,000	6,452
The Industrial Development Authority of the County of Pima Revenue
4.00%, 9/1/29, Continuously Callable @100	3,000	3,189
5.00%, 6/15/52, Continuously Callable @100(d)	2,000	2,054
Series A, 4.50%, 6/1/30, Continuously Callable @100	2,685	2,852
Series A, 5.25%, 10/1/40, Continuously Callable @100	3,000	3,069
The Industrial Development Authority of the County of Yavapai Revenue, 4.00%, 8/1/43, Continuously Callable @100	1,725	1,890
		69,330
Arkansas (0.1%):
Arkansas Development Finance Authority Revenue(INS - AMBAC Assurance Corp.)
7/1/28(e)	1,000	835
7/1/29(e)	1,165	942
7/1/30(e)	1,150	900
7/1/36(e)	2,500	1,527
		4,204
California (6.2%):
California Health Facilities Financing Authority Revenue, 5.00%, 11/15/56, Continuously Callable @100	1,000	1,202
California Municipal Finance Authority Revenue(LIQ - Deutsche Bank A.G.), 1.96%, 10/1/59, Callable 10/1/35 @ 100(c)(d)	3,600	3,600

Security Description	Principal Amount	Value
California State Public Works Board Revenue
5.00%, 6/1/31, Continuously Callable @100	$2,950	$3,317
Series B, 5.00%, 10/1/30, Pre-refunded 10/1/21 @ 100	2,000	2,139
Series B, 5.00%, 10/1/31, Pre-refunded 10/1/21 @ 100	1,110	1,187
Series B, 5.00%, 10/1/39, Continuously Callable @100	3,500	4,021
Series D, 5.00%, 12/1/29, Continuously Callable @100	2,500	2,685
Series D, 5.00%, 12/1/31, Continuously Callable @100	2,000	2,146
Cerritos Community College District, GO
Series D, 8/1/31(e)	1,000	785
Series D, 8/1/32(e)	2,500	1,898
Series D, 8/1/33(e)	2,175	1,594
Series D, 8/1/34(e)	1,000	706
Series D, 8/1/35(e)	1,500	1,022
Series D, 8/1/36(e)	2,200	1,450
Coachella Valley Unified School District, GO(INS - Assured Guaranty Municipal Corp.), Series D, 8/1/41(e)	8,500	4,562
El Camino Community College District, GO
Series C, 8/1/34(e)	3,000	2,180
Series C, 8/1/38(e)	3,000	1,837
El Monte Union High School District, GO(INS - Assured Guaranty Municipal Corp.), 6/1/42(e)	10,000	4,915
Escondido Union High School District Certificate of Participation(INS - Assured Guaranty Municipal Corp.), 5.00%, 6/1/37, Continuously Callable @100	2,500	2,538
Golden State Tobacco Securitization Corp. Revenue, Series A, 5.00%, 6/1/30, Continuously Callable @100	2,000	2,248
Indio Redevelopment Agency Successor Agency Tax Allocation, Series A, 5.25%, 8/15/35, Continuously Callable @100	1,580	1,585
Inland Empire Tobacco Securitization Corp. Revenue, Series B, 5.75%, 6/1/26, Pre-refunded 6/1/20 @ 100	5,415	5,521
Jurupa Public Financing Authority Revenue(INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 9/1/33, Callable 9/1/20 @ 100	2,000	2,049
Los Alamitos Unified School District Certificate of Participation
0.00%, 8/1/34, Continuously Callable @100(f)	1,200	1,320
0.00%, 8/1/42, Continuously Callable @100(g)	4,500	4,679
Monterey Peninsula Unified School District, GO(INS - Assured Guaranty Municipal Corp.), Series A, 5.50%, 8/1/34, Pre-refunded 8/1/21 @ 100	3,000	3,213
Paramount Unified School District, GO
8/1/34(e)	1,860	1,298
8/1/35(e)	2,000	1,345
8/1/36(e)	2,750	1,787
8/1/37(e)	2,750	1,725
Sacramento City Schools Joint Powers Financing Authority Revenue(INS - Build America Mutual Assurance Co.)
Series A, 5.00%, 3/1/36, Continuously Callable @100	2,560	2,867
Series A, 5.00%, 3/1/40, Continuously Callable @100	2,000	2,217
San Diego Public Facilities Financing Authority Revenue, Series A, 5.00%, 10/15/44, Continuously Callable @100	2,500	2,933
San Francisco City & County Housing(LIQ - Deutsche Bank A.G.), Series DBE-8038, 1.96%, 12/1/52, Callable 12/1/20 @ 100(c)(d)	2,000	2,000
San Marcos Schools Financing Authority Revenue(INS - Assured Guaranty Municipal Corp.), 5.00%, 8/15/40, Pre-refunded 8/15/20 @ 100	3,000	3,074
San Ysidro School District, GO(INS - Assured Guaranty Municipal Corp.)
Series G, 8/1/36(e)	13,605	8,190
Series G, 8/1/37(e)	14,285	8,258
Santa Ana Unified School District Certificate of Participation(INS - Assured Guaranty Municipal Corp.), 4/1/29(e)	15,000	11,640

Security Description	Principal Amount	Value
Southern California Public Power Authority Revenue, Series A, 5.00%, 7/1/40, Continuously Callable @100	$5,000	$5,093
State of California, GO
5.25%, 4/1/35, Continuously Callable @100	8,000	8,701
5.00%, 2/1/38, Continuously Callable @100	6,750	7,478
5.00%, 10/1/47, Continuously Callable @100	5,000	5,918
Stockton Unified School District, GO(INS - Assured Guaranty Municipal Corp.), Series D, 8/1/34(e)	8,885	6,016
Washington Township Health Care District Revenue
Series A, 5.25%, 7/1/30, Continuously Callable @100	5,180	5,272
Series A, 5.50%, 7/1/38, Continuously Callable @100	5,000	5,088
		155,299
Colorado (1.8%):
Colorado Educational & Cultural Facilities Authority Revenue
4.00%, 12/1/48, Continuously Callable @100	2,500	2,676
5.00%, 4/1/53, Continuously Callable @100	750	863
Series A, 5.25%, 4/1/43, Continuously Callable @100	2,500	2,706
Colorado Health Facilities Authority Revenue
5.00%, 12/1/42, Pre-refunded 6/1/22 @ 100	5,000	5,462
5.00%, 6/1/45, Pre-refunded 6/1/25 @ 100	6,000	7,188
5.00%, 6/1/47, Pre-refunded 6/1/27 @ 100	1,250	1,568
Series A, 4.00%, 8/1/49, Continuously Callable @100	2,500	2,665
Denver Health & Hospital Authority Revenue, Series A, 4.00%, 12/1/40, Continuously Callable @100	750	827
E-470 Public Highway Authority Revenue, Series C, 5.38%, 9/1/26, Continuously Callable @100	2,000	2,055
E-470 Public Highway Authority Revenue(INS - National Public Finance Guarantee Corp.), Series B, 9/1/35, Continuously Callable @64(e)	10,000	5,232
Park Creek Metropolitan District Revenue
5.00%, 12/1/45, Continuously Callable @100	1,000	1,117
5.00%, 12/1/46, Continuously Callable @100	2,500	2,832
5.00%, 12/1/51, Continuously Callable @100	2,000	2,233
Rampart Range Metropolitan District No. 1 Revenue(INS - Assured Guaranty Municipal Corp.), 5.00%, 12/1/47, Continuously Callable @100	4,000	4,756
Regional Transportation District Certificate of Participation, Series A, 5.00%, 6/1/44, Continuously Callable @100	5,000	5,519
Southlands Metropolitan District No. 1, GO, Series A-1, 5.00%, 12/1/47, Continuously Callable @100	1,000	1,111
		48,810
Connecticut (0.7%):
Connecticut State Health & Educational Facilities Authority Revenue
Series A, 4.00%, 7/1/49, Continuously Callable @100	3,000	3,228
Series O, 5.00%, 7/1/35, Pre-refunded 7/1/20 @ 100	2,000	2,039
Mashantucket Western Pequot Tribe Revenue, 2.05%, 7/1/31(h)	58,980	1,765
State of Connecticut, GO
Series A, 5.00%, 4/15/38, Continuously Callable @100	5,500	6,590
Series A, 5.00%, 4/15/39, Continuously Callable @100	1,550	1,881
		15,503
Delaware (0.2%):
Delaware State Economic Development Authority Revenue, 5.40%, 2/1/31, Continuously Callable @100	4,000	4,083

District of Columbia (1.6%):
District of Columbia Revenue
5.00%, 7/1/42, Continuously Callable @100	1,500	1,612
5.00%, 7/1/36, Continuously Callable @100	1,305	1,408
6.00%, 7/1/43, Pre-refunded 7/1/23 @ 100	1,700	1,988
6.00%, 7/1/48, Pre-refunded 7/1/23 @ 100	1,450	1,696
5.00%, 7/1/49, Continuously Callable @100	1,275	1,493

Security Description	Principal Amount	Value
5.00%, 7/1/54, Continuously Callable @100	$1,140	$1,321
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, 5.00%, 10/1/53, Continuously Callable @100	10,000	10,626
Metropolitan Washington Airports Authority Revenue, Series A, 5.00%, 10/1/39, Continuously Callable @100	5,000	5,137
Washington Convention & Sports Authority Tax Allocation, 5.00%, 10/1/40, Continuously Callable @100	10,000	10,258
		35,539
Florida (9.4%):
Alachua County Health Facilities Authority Revenue, 4.00%, 12/1/49, Continuously Callable @100	7,000	7,639
Avenir Community Development District Revenue(LIQ - Deutsche Bank A.G.), Series 2018-XF1074, 1.86%, 5/1/49, Callable 11/1/38 @ 100(c)(d)	8,145	8,145
City of Atlantic Beach Revenue
Series A, 5.00%, 11/15/48, Continuously Callable @103	2,000	2,232
Series B, 5.63%, 11/15/43, Continuously Callable @100	7,000	7,794
City of Gainesville Utilities System Revenue, Series C, 5.25%, 10/1/34, Continuously Callable @100	3,950	4,062
City of Jacksonville Revenue, 5.00%, 10/1/29, Continuously Callable @100	2,270	2,487
City of Lakeland Revenue
5.00%, 9/1/37, Continuously Callable @100	500	540
5.00%, 9/1/42, Continuously Callable @100	1,000	1,074
City of Miami Beach Parking Revenue, Series B, 5.00%, 9/1/40, Continuously Callable @100	2,000	2,042
City of Miami Revenue(INS - Assured Guaranty Municipal Corp.)
Series A, 5.25%, 7/1/35, Pre-refunded 7/1/20 @ 100	13,125	13,392
Series A, 5.25%, 7/1/39, Pre-refunded 7/1/20 @ 100	4,000	4,081
County of Miami-Dade Aviation Revenue
5.00%, 10/1/29, Pre-refunded 10/1/20 @ 100	525	540
5.00%, 10/1/29, Pre-refunded 10/1/20 @ 100	6,350	6,534
5.38%, 10/1/35, Pre-refunded 10/1/20 @ 100	18,330	18,906
5.38%, 10/1/35, Pre-refunded 10/1/20 @ 100	4,875	5,028
County of Miami-Dade Rickenbacker Causeway Revenue, 5.00%, 10/1/43, Continuously Callable @100	1,750	1,967
County of Miami-Dade Water & Sewer System Revenue
5.00%, 10/1/34, Pre-refunded 10/1/20 @ 100	3,950	4,063
Series B, 4.00%, 10/1/49, Continuously Callable @100	22,000	24,360
Florida Department of Children & Families Certificate of Participation, 5.00%, 10/1/25, Continuously Callable @100	5,675	5,692
Florida Higher Educational Facilities Financial Authority Revenue
5.00%, 3/1/44, Continuously Callable @100	4,280	4,817
4.00%, 10/1/44, Continuously Callable @100	1,400	1,486
5.00%, 3/1/49, Continuously Callable @100	1,250	1,403
4.00%, 10/1/49, Continuously Callable @100	1,150	1,215
Series A, 5.00%, 4/1/32, Continuously Callable @100	600	645
Series A, 5.25%, 4/1/42, Continuously Callable @100	1,500	1,605
Florida Municipal Loan Council Revenue(INS - Assured Guaranty Municipal Corp.), Series D, 5.25%, 10/1/33, Continuously Callable @100	2,500	2,657
Halifax Hospital Medical Center Revenue, 5.00%, 6/1/46, Continuously Callable @100	3,000	3,381
Lee County Industrial Development Authority Revenue
5.75%, 10/1/42, Continuously Callable @100	4,000	4,234
5.00%, 11/15/44, Continuously Callable @103	3,750	4,328
5.50%, 10/1/47, Continuously Callable @102	5,000	5,352
5.00%, 11/15/49, Continuously Callable @103	8,600	9,822
Lee Memorial Health System Revenue, Series A-1, 4.00%, 4/1/49, Continuously Callable @100	4,500	4,895

Security Description	Principal Amount	Value
Miami-Dade County Expressway Authority Revenue
Series A, 5.00%, 7/1/39, Continuously Callable @100	$5,000	$5,610
Series A, 5.00%, 7/1/40, Continuously Callable @100	5,000	5,077
Miami-Dade County Health Facilities Authority Revenue, 4.00%, 8/1/47, Continuously Callable @100	2,000	2,153
Orange County Health Facilities Authority Revenue, Series B, 4.00%, 10/1/45, Continuously Callable @100	1,500	1,616
Orlando-Orange County Expressway Authority Revenue
Series A, 5.00%, 7/1/35, Pre-refunded 7/1/20 @ 100	4,745	4,835
Series A, 5.00%, 7/1/35, Pre-refunded 7/1/20 @ 100	1,255	1,279
Series C, 5.00%, 7/1/35, Pre-refunded 7/1/20 @ 100	2,000	2,038
Palm Beach County Health Facilities Authority Revenue
5.00%, 5/15/41, Continuously Callable @100	5,000	5,597
5.00%, 11/15/45, Continuously Callable @103	2,000	2,286
Palm Beach County Solid Waste Authority Revenue
5.00%, 10/1/31, Pre-refunded 10/1/21 @ 100	155	165
5.00%, 10/1/31, Continuously Callable @100	9,845	10,463
Pinellas County Educational Facilities Authority Revenue
5.00%, 10/1/27, Continuously Callable @100	1,000	1,079
5.25%, 10/1/30, Continuously Callable @100	1,000	1,083
6.00%, 10/1/41, Continuously Callable @100	3,650	3,872
Polk County Industrial Development Authority Revenue
5.00%, 1/1/49, Continuously Callable @103	1,000	1,111
5.00%, 1/1/55, Continuously Callable @103	1,000	1,111
Sarasota County Health Facilities Authority Revenue, 5.00%, 5/15/48, Continuously Callable @103	1,835	2,024
Tampa Housing Authority Revenue, 4.85%, 7/1/36, Callable 2/1/20 @ 100	2,200	2,206
Tampa-Hillsborough County Expressway Authority Revenue, Series B, 5.00%, 7/1/42, Pre-refunded 7/1/22 @ 100	3,050	3,338
Volusia County Educational Facility Authority Revenue, Series B, 5.00%, 10/15/45, Continuously Callable @100	2,000	2,253
Volusia County Educational Facility Authority Revenue(INS - Assured Guaranty Municipal Corp.), 5.00%, 10/15/29, Pre-refunded 10/15/21 @ 100	2,350	2,510
		228,124
Georgia (0.9%):
Appling County Development Authority Revenue, 1.73%, 9/1/41, Continuously Callable @100(c)	3,050	3,050
City of Atlanta GA Department of Aviation Revenue, Series A, 5.00%, 1/1/35, Continuously Callable @100	3,500	3,500
Dahlonega Downtown Development Authority Revenue(INS - Assured Guaranty Municipal Corp.), 5.00%, 7/1/40, Pre-refunded 7/1/20 @ 100	4,000	4,077
Glynn-Brunswick Memorial Hospital Authority Revenue, 5.00%, 8/1/47, Continuously Callable @100	1,500	1,705
Main Street Natural Gas, Inc. Revenue, Series A, 5.00%, 5/15/49	3,000	4,101
Private Colleges & Universities Authority Revenue, Series A, 5.00%, 10/1/32, Continuously Callable @100	1,600	1,680
Thomasville Hospital Authority Revenue
5.25%, 11/1/35, Pre-refunded 11/2/20 @ 100	1,000	1,034
5.38%, 11/1/40, Pre-refunded 11/2/20 @ 100	1,250	1,294
		20,441
Idaho (0.1%):
Idaho Health Facilities Authority Revenue(INS - Assured Guaranty Municipal Corp.), 5.00%, 7/1/35, Pre-refunded 7/1/20 @ 100	1,500	1,529

Illinois (14.0%):
Bureau County Township High School District No. 502, GO(INS - Build America Mutual Assurance Co.)
Series A, 5.00%, 12/1/37, Continuously Callable @100	1,530	1,796
Series A, 5.00%, 12/1/38, Continuously Callable @100	1,555	1,823
Series A, 5.00%, 12/1/39, Continuously Callable @100	1,400	1,638

Security Description	Principal Amount	Value
Chicago Board of Education, GO, Series H, 5.00%, 12/1/36, Continuously Callable @100	$5,000	$5,717
Chicago Midway International Airport Revenue
Series B, 5.00%, 1/1/41, Continuously Callable @100	2,500	2,900
Series B, 5.00%, 1/1/46, Continuously Callable @100	3,500	4,035
Chicago O’Hare International Airport Revenue
5.75%, 1/1/39, Continuously Callable @100	800	832
5.75%, 1/1/39, Pre-refunded 1/1/21 @ 100	4,200	4,391
5.75%, 1/1/43, Continuously Callable @100	5,000	5,530
Series C, 5.00%, 1/1/41, Continuously Callable @100	5,000	5,892
Chicago Park District, GO, Series A, 5.00%, 1/1/40, Continuously Callable @100	3,000	3,388
City of Chicago Special Assessment, 6.75%, 12/1/32, Continuously Callable @100	3,924	3,932
City of Chicago Wastewater Transmission Revenue
5.00%, 1/1/44, Continuously Callable @100	4,000	4,373
Series A, 5.00%, 1/1/47, Continuously Callable @100	3,000	3,390
Series C, 5.00%, 1/1/39, Continuously Callable @100	3,000	3,334
City of Chicago Waterworks Revenue, 5.00%, 11/1/44, Continuously Callable @100	3,000	3,332
City of Springfield Electric Revenue(INS - Assured Guaranty Municipal Corp.), 5.00%, 3/1/40, Continuously Callable @100	3,000	3,376
Cook County Community College District No. 508, GO(INS - Build America Mutual Assurance Co.), 5.00%, 12/1/47, Continuously Callable @100	9,500	10,928
County of Cook Sales Tax Revenue, 5.00%, 11/15/38, Continuously Callable @100	7,750	9,142
County of Will, GO, 4.00%, 11/15/47, Continuously Callable @100	2,000	2,183
Illinois Finance Authority Revenue
5.00%, 4/1/26, Continuously Callable @100	2,000	2,003
3.90%, 3/1/30, Continuously Callable @100	14,000	15,254
5.00%, 4/1/31, Continuously Callable @100	4,500	4,507
5.50%, 4/1/32, Continuously Callable @100	7,065	7,075
4.00%, 2/1/33, Continuously Callable @100	6,000	6,422
5.00%, 4/1/36, Continuously Callable @100	7,000	7,011
5.00%, 5/15/37, Continuously Callable @100	700	783
4.00%, 3/1/38, Continuously Callable @100	2,000	2,184
4.00%, 2/15/41, Continuously Callable @100	10,495	11,393
4.00%, 2/15/41, Pre-refunded 2/15/27 @ 100	485	571
4.00%, 2/15/41, Pre-refunded 2/15/27 @ 100	20	24
5.00%, 8/1/42, Continuously Callable @100	750	852
6.00%, 7/1/43, Continuously Callable @100	5,000	5,633
5.00%, 1/1/44, Continuously Callable @100	10,000	11,535
5.00%, 8/15/44, Continuously Callable @100	2,000	2,206
4.00%, 12/1/46, Continuously Callable @100	4,500	4,698
5.00%, 2/15/47, Continuously Callable @100	1,000	1,117
5.00%, 5/15/47, Continuously Callable @100	1,155	1,261
5.00%, 8/1/47, Continuously Callable @100	750	849
5.00%, 12/1/47, Continuously Callable @100	2,000	2,192
5.00%, 10/1/49, Continuously Callable @100	1,250	1,490
5.00%, 2/15/50, Continuously Callable @100	500	557
5.00%, 10/1/51, Continuously Callable @100	1,000	1,191
Series A, 6.00%, 10/1/32, Pre-refunded 4/1/21 @ 100	8,000	8,480
Series A, 4.00%, 7/1/38, Continuously Callable @100	5,000	5,347
Series A, 4.00%, 10/1/40, Continuously Callable @100	12,395	13,387
Illinois State Toll Highway Authority Revenue, Series A, 4.00%, 1/1/44, Continuously Callable @100	4,000	4,454
Metropolitan Pier & Exposition Authority Revenue(INS - National Public Finance Guarantee Corp.)
5.50%, 6/15/20, Continuously Callable @100	660	660
5.55%, 6/15/21, Continuously Callable @100	1,045	1,046

Security Description	Principal Amount	Value
Northern Illinois Municipal Power Agency Revenue, Series A, 4.00%, 12/1/41, Continuously Callable @100	$9,000	$9,624
Railsplitter Tobacco Settlement Authority Revenue, 5.50%, 6/1/23, Pre-refunded 6/1/21 @ 100	10,000	10,606
Regional Transportation Authority Revenue(INS - Assured Guaranty Municipal Corp.), 5.75%, 6/1/20	23,980	24,423
Regional Transportation Authority Revenue(INS - National Public Finance Guarantee Corp.), 6.50%, 7/1/30	37,550	51,320
Sangamon County Water Reclamation District, GO
Series A, 4.00%, 1/1/49, Continuously Callable @100	15,000	15,992
Series A, 5.75%, 1/1/53, Continuously Callable @100	2,000	2,367
State of Illinois, GO, Series A, 5.00%, 10/1/33, Continuously Callable @100	2,000	2,311
State of Illinois, GO(INS - Assured Guaranty Municipal Corp.)
4.00%, 2/1/31, Continuously Callable @100	1,000	1,101
4.00%, 2/1/32, Continuously Callable @100	1,000	1,096
Series A, 5.00%, 4/1/29, Continuously Callable @100	8,000	8,792
University of Illinois Revenue, Series A, 5.13%, 4/1/36, Continuously Callable @100	1,000	1,040
Village of Rosemont, GO(INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 12/1/46, Continuously Callable @100	10,000	11,362
		346,148
Indiana (1.7%):
Evansville Redevelopment Authority Revenue (INS - Build America Mutual Assurance Co.)
4.00%, 2/1/38, Continuously Callable @100	5,540	6,017
4.00%, 2/1/39, Continuously Callable @100	3,605	3,897
Indiana Finance Authority Revenue
5.00%, 2/1/40, Continuously Callable @100	1,495	1,660
5.00%, 10/1/44, Continuously Callable @100	4,000	4,285
5.00%, 11/15/53, Continuously Callable @103	6,000	6,620
Series A, 5.00%, 6/1/39, Continuously Callable @100	5,000	5,234
Series A, 5.50%, 4/1/46, Continuously Callable @100	5,000	5,481
Richmond Hospital Authority Revenue, 5.00%, 1/1/39, Continuously Callable @100	7,000	7,751
		40,945
Iowa (0.6%):
Iowa Finance Authority Revenue
5.00%, 5/15/41, Continuously Callable @100	6,235	6,980
2.88%, 5/15/49, Continuously Callable @100	1,500	1,510
Series B, 5.00%, 2/15/48, Continuously Callable @100	4,000	4,742
		13,232
Kansas (0.4%):
City of Coffeyville Electric System Revenue(INS - National Public Finance Guarantee Corp.), Series B, 5.00%, 6/1/42, Continuously Callable @100(d)	2,500	2,825
City of Lawrence Revenue, 5.00%, 7/1/48, Continuously Callable @100	5,000	5,801
Wyandotte County-Kansas City Unified Government Utility System Revenue, Series A, 5.00%, 9/1/45, Continuously Callable @100	2,000	2,302
		10,928
Kentucky (0.4%):
City of Ashland Revenue, 5.00%, 2/1/40, Continuously Callable @100	1,000	1,117
Kentucky Economic Development Finance Authority Revenue
5.00%, 5/15/46, Continuously Callable @100	5,500	5,644
Series B, 5.00%, 8/15/41, Continuously Callable @100	3,000	3,464
Kentucky Economic Development Finance Authority Revenue(INS - Assured Guaranty Municipal Corp.)
4.00%, 12/1/41, Continuously Callable @100	500	540
Series A, 5.00%, 12/1/45, Continuously Callable @100	2,000	2,318
		13,083

Security Description	Principal Amount	Value
Louisiana (2.0%):
City of Shreveport Water & Sewer Revenue, 5.00%, 12/1/40, Continuously Callable @100	$1,000	$1,141
Jefferson Sales Tax District Revenue, Series B, 4.00%, 12/1/42, Continuously Callable @100	7,000	7,837
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue(INS - Assured Guaranty Municipal Corp.)
5.00%, 10/1/39, Continuously Callable @100	1,685	1,992
4.00%, 10/1/46, Continuously Callable @100	8,210	8,765
Louisiana Public Facilities Authority Revenue
5.00%, 11/1/45, Continuously Callable @100	6,000	6,622
5.00%, 7/1/52, Continuously Callable @100	400	461
4.00%, 1/1/56, Continuously Callable @100	9,000	9,465
Louisiana Public Facilities Authority Revenue(INS - Build America Mutual Assurance Co.), 5.25%, 6/1/51, Continuously Callable @100	5,000	5,738
State of Louisiana Gasoline & Fuels Tax Revenue, Series C, 5.00%, 5/1/45, Continuously Callable @100	6,000	7,180
Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 5/15/35, Continuously Callable @100	1,500	1,649
		50,850
Lousiana (2.0%):
City of Shreveport Water & Sewer Revenue
Series B, 5.00%, 12/1/41, Continuously Callable @100	5,500	6,368
Series B, 4.00%, 12/1/49, Continuously Callable @100	1,000	1,100
City of Shreveport Water & Sewer Revenue(INS - Assured Guaranty Municipal Corp.), Series B, 5.00%, 12/1/41, Continuously Callable @100	2,100	2,514
City of Shreveport Water & Sewer Revenue(INS - Build America Mutual Assurance Co.), Series B, 4.00%, 12/1/37, Continuously Callable @100	1,100	1,203
Lafayette Public Trust Financing Authority Revenue(INS - Assured Guaranty Municipal Corp.), 5.50%, 10/1/35, Pre-refunded 10/1/20 @ 100	2,500	2,581
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
3.50%, 11/1/32, Continuously Callable @100	6,250	6,580
Series A, 6.50%, 8/1/29, Continuously Callable @100	3,750	3,852
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue(INS - Assured Guaranty Municipal Corp.), 5.00%, 10/1/48, Continuously Callable @100	5,000	5,857
Louisiana Public Facilities Authority Revenue
5.00%, 7/1/37, Continuously Callable @100	1,500	1,712
4.00%, 5/15/41, Pre-refunded 5/15/26 @ 100	15	18
4.00%, 5/15/41, Continuously Callable @100	1,235	1,318
5.00%, 5/15/46, Continuously Callable @100	5,000	5,749
4.00%, 12/15/50, Continuously Callable @100	1,000	1,097
5.00%, 7/1/57, Continuously Callable @100	2,000	2,299
Parish of St. Charles Revenue, 4.00%, 12/1/40(Put Date 6/1/22) (b)	6,750	7,131
		49,379
Maine (0.4%):
Maine Health & Higher Educational Facilities Authority Revenue, Series A, 4.00%, 7/1/46, Continuously Callable @100	9,000	9,291

Massachusetts (1.2%):
Massachusetts Development Finance Agency Revenue
5.00%, 4/15/40, Continuously Callable @100	1,000	1,083
5.00%, 7/1/44, Continuously Callable @100	3,000	3,490
5.00%, 7/1/46, Continuously Callable @100	1,000	1,148
5.00%, 7/1/47, Continuously Callable @100	2,280	2,550
Series A, 5.50%, 7/1/44, Continuously Callable @100	4,000	4,373

Security Description	Principal Amount	Value
Series A, 4.00%, 10/1/46, Continuously Callable @100	$3,370	$3,580
Series A, 4.00%, 6/1/49, Continuously Callable @100	1,000	1,055
Series D, 5.00%, 7/1/44, Continuously Callable @100	3,000	3,364
Series E, 4.00%, 7/1/38, Continuously Callable @100	1,000	1,080
Series J2, 5.00%, 7/1/53, Continuously Callable @100	10,000	11,720
Massachusetts Health & Educational Facilities Authority Revenue
Series E, 5.00%, 7/15/32, Continuously Callable @100	3,500	3,506
Series E, 5.00%, 7/15/37, Continuously Callable @100	500	501
		37,450
Michigan (1.8%):
County of Genesee, GO, Series B, 4.00%, 2/1/41, Continuously Callable @100	2,000	2,135
County of Genesee, GO(INS - Build America Mutual Assurance Co.), Series B, 5.00%, 2/1/46, Continuously Callable @100	2,900	3,320
Downriver Utility Wastewater Authority Revenue(INS - Assured Guaranty Municipal Corp.), 5.00%, 4/1/43, Continuously Callable @100	2,500	2,998
Jackson Public Schools, GO(NBGA - Michigan School Bond Qualification and Loan Program)
5.00%, 5/1/45, Continuously Callable @100	6,000	7,175
5.00%, 5/1/48, Continuously Callable @100	3,000	3,570
Karegnondi Water Authority Revenue, 5.00%, 11/1/45, Continuously Callable @100	2,750	3,220
Lansing Board of Water & Light Revenue, Series A, 5.00%, 7/1/37, Pre-refunded 7/1/21 @ 100	4,500	4,760
Livonia Public Schools, GO(INS - Assured Guaranty Municipal Corp.), 5.00%, 5/1/45, Continuously Callable @100	4,000	4,648
Michigan Finance Authority Revenue
5.00%, 11/1/43, Continuously Callable @100	1,000	1,205
4.00%, 2/15/47, Continuously Callable @100	8,000	8,750
Series A, 4.00%, 11/15/50, Continuously Callable @100	3,000	3,267
Michigan State Building Authority Revenue, 4.00%, 4/15/54, Continuously Callable @100	2,000	2,177
Michigan Strategic Fund Revenue, 5.63%, 7/1/20	3,000	3,068
		50,293
Mississippi (0.1%):
County of Warren Revenue, 5.38%, 12/1/35, Continuously Callable @100	3,000	3,185

Missouri (2.4%):
Cape Girardeau County Industrial Development Authority Revenue
5.00%, 3/1/36, Continuously Callable @100	750	860
Series A, 6.00%, 3/1/33, Continuously Callable @103	2,460	2,787
Hannibal Industrial Development Authority Revenue, 5.00%, 10/1/47, Continuously Callable @100	3,000	3,385
Health & Educational Facilities Authority of the State of Missouri Revenue
5.00%, 5/15/40, Continuously Callable @103	5,510	6,058
5.00%, 2/1/42, Continuously Callable @104	3,500	3,945
4.00%, 2/1/48, Continuously Callable @100	10,000	10,458
Series A, 5.00%, 11/15/43, Continuously Callable @100	1,000	1,189
Series A, 4.00%, 2/15/54, Continuously Callable @100	2,500	2,711
Missouri Development Finance Board Revenue, 4.00%, 6/1/46, Continuously Callable @100	17,775	18,664
St. Louis County Industrial Development Authority Revenue
5.88%, 9/1/43, Continuously Callable @100	5,000	5,471
5.00%, 9/1/48, Continuously Callable @100	2,000	2,202
St. Louis Municipal Finance Corp. Revenue(INS - Assured Guaranty Municipal Corp.), 5.00%, 10/1/38, Continuously Callable @100	3,065	3,638
Stoddard County Industrial Development Authority Revenue, Series B, 6.00%, 3/1/37, Continuously Callable @103	2,040	2,295
		63,663

Security Description	Principal Amount	Value
Montana (0.4%):
City of Forsyth Revenue
3.90%, 3/1/31, Callable 3/1/23 @ 100	$4,000	$4,232
5.00%, 5/1/33, Continuously Callable @102	5,000	5,133
		9,365
Nebraska (0.6%):
Central Plains Energy Project Revenue, Series A, 5.00%, 9/1/42	2,000	2,732
Douglas County Hospital Authority No. 3 Revenue, 5.00%, 11/1/48, Continuously Callable @100	3,400	3,885
Nebraska Educational Health Cultural & Social Services Finance Authority Revenue, 4.00%, 1/1/49, Continuously Callable @102	7,500	8,032
		14,649
Nevada (1.4%):
City of Carson City Revenue, 5.00%, 9/1/47, Continuously Callable @100	2,775	3,175
County of Clark Department of Aviation Revenue, Series A, 5.13%, 7/1/34, Continuously Callable @100	11,000	11,000
County of Clark Department of Aviation Revenue(INS - Assured Guaranty Municipal Corp.), Series A, 5.25%, 7/1/39, Continuously Callable @100	5,000	5,000
Las Vegas Convention & Visitors Authority Revenue
Series C, 4.00%, 7/1/41, Continuously Callable @100	4,400	4,775
Series C, 4.00%, 7/1/46, Continuously Callable @100	12,140	13,068
		37,018
New Jersey (5.5%):
Morris County Improvement Authority Revenue(LIQ - Deutsche Bank A.G.), Series 2018-XF1067, 1.86%, 10/1/47, Callable 10/1/25 @ 100(c)(d)	13,150	13,150
New Jersey Economic Development Authority Revenue
3.21%(MUNIPSA+160bps), 3/1/28, Callable 3/1/23 @ 100(a)	20,000	20,014
5.00%, 6/15/28, Continuously Callable @100	2,000	2,155
5.00%, 6/15/40, Pre-refunded 6/15/24 @ 100	1,875	2,186
5.00%, 6/15/40, Continuously Callable @100	8,125	8,861
4.00%, 6/15/49, Continuously Callable @100	4,000	4,165
Series A, 5.00%, 6/15/47, Continuously Callable @100	3,000	3,374
Series AAA, 5.00%, 6/15/41, Continuously Callable @100	4,000	4,487
Series B, 5.00%, 6/15/43, Continuously Callable @100	3,500	4,007
Series GG, 5.00%, 9/1/24, Continuously Callable @100	6,000	6,248
Series WW, 5.25%, 6/15/40, Continuously Callable @100	2,835	3,176
Series WW, 5.25%, 6/15/40, Pre-refunded 6/15/25 @ 100	165	200
New Jersey Economic Development Authority Revenue(INS - Assured Guaranty Municipal Corp.), 5.00%, 6/1/42, Continuously Callable @100	1,200	1,395
New Jersey Educational Facilities Authority Revenue
Series B, 5.00%, 9/1/36, Continuously Callable @100	5,000	5,626
Series F, 5.00%, 7/1/47, Continuously Callable @100	3,000	3,365
New Jersey Health Care Facilities Financing Authority Revenue
5.00%, 10/1/38, Continuously Callable @100	2,250	2,571
Series A, 5.63%, 7/1/32, Pre-refunded 7/1/21 @ 100	15,000	16,008
New Jersey Health Care Facilities Financing Authority Revenue(INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 7/1/46, Continuously Callable @100	1,250	1,409
New Jersey Transportation Trust Fund Authority Revenue
5.25%, 6/15/43, Continuously Callable @100	4,000	4,696
Series A, 5.00%, 12/15/36, Continuously Callable @100	2,125	2,461
Series AA, 5.25%, 6/15/41, Continuously Callable @100	2,000	2,257
Series BB, 4.00%, 6/15/50, Continuously Callable @100	15,000	15,544
Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 6/1/46, Continuously Callable @100	3,000	3,466
		130,821

Security Description	Principal Amount	Value
New Mexico (0.5%):
City of Farmington Revenue, 5.90%, 6/1/40, Continuously Callable @100	$5,000	$5,076
New Mexico Hospital Equipment Loan Council Revenue, Series LA, 5.00%, 7/1/49, Continuously Callable @102	5,750	6,358
		11,434
New York (2.0%):
Buffalo & Erie County Industrial Land Development Corp. Revenue, 5.38%, 10/1/41, Continuously Callable @100	2,040	2,129
Metropolitan Transportation Authority Revenue, Series A, 11/15/32(e)	5,000	3,625
New York Liberty Development Corp. Revenue
5.25%, 10/1/35	16,130	21,915
2.80%, 9/15/69, Continuously Callable @100	1,500	1,509
New York State Dormitory Authority Revenue, 5.25%, 7/1/29, Continuously Callable @100	2,250	2,256
New York State Thruway Authority Revenue, Series A, 5.00%, 1/1/51, Continuously Callable @100	2,000	2,322
Triborough Bridge & Tunnel Authority Revenue
Series A, 11/15/31(e)	5,000	3,796
Series A, 11/15/32(e)	3,000	2,198
Series B, 11/15/32(e)	2,500	1,899
Troy Capital Resource Corp. Revenue, Series A, 5.00%, 9/1/30, Continuously Callable @100	2,000	2,053
TSASC, Inc. Revenue, Series A, 5.00%, 6/1/41, Continuously Callable @100	1,000	1,122
		44,824
North Carolina (0.5%):
North Carolina Capital Facilities Finance Agency Revenue, 4.63%, 11/1/40, Continuously Callable @100	10,000	10,239
North Carolina Medical Care Commission Revenue, 5.00%, 1/1/49, Continuously Callable @104	2,725	3,043
		13,282
North Dakota (0.6%):
City of Fargo Revenue, 6.25%, 11/1/31, Continuously Callable @100	4,685	5,085
County of McLean Revenue, Series A, 4.88%, 7/1/26, Continuously Callable @100	2,500	2,539
County of Ward Revenue, Series C, 5.00%, 6/1/53, Continuously Callable @100	7,500	8,427
		16,051
Ohio (2.6%):
Buckeye Tobacco Settlement Financing Authority Revenue
Series A-2, 5.88%, 6/1/30, Continuously Callable @100	10,000	10,025
Series A-2, 5.75%, 6/1/34, Continuously Callable @100	10,000	10,033
City of Centerville Revenue, 5.25%, 11/1/47, Continuously Callable @100	2,700	2,962
City of Cleveland Airport System Revenue(INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 1/1/31, Pre-refunded 1/1/22 @ 100	1,000	1,077
County of Cuyahoga Revenue, 4.75%, 2/15/47, Continuously Callable @100	9,000	9,885
County of Hamilton Revenue, 5.00%, 1/1/51, Continuously Callable @100	2,500	2,750
County of Lake Revenue, 5.63%, 8/15/29, Continuously Callable @100	320	321
County of Lucas Revenue, 5.25%, 11/15/48, Continuously Callable @100	6,000	6,915
County of Montgomery Revenue
4.00%, 11/15/42, Continuously Callable @100	2,000	2,159
4.00%, 11/15/45, Continuously Callable @100	2,000	2,149
County of Ross Revenue
5.00%, 12/1/44, Continuously Callable @100	3,100	3,716
5.00%, 12/1/49, Continuously Callable @100	6,000	7,132

Security Description	Principal Amount	Value
Ohio Air Quality Development Authority Revenue, Series A, 5.70%, 8/1/20(i)	$6,000	$5,203
Ohio Higher Educational Facility Commission Revenue, 5.25%, 1/1/48, Continuously Callable @104	1,000	1,041
Ohio Turnpike & Infrastructure Commission Revenue, 5.25%, 2/15/33, Continuously Callable @100	2,000	2,231
		67,599
Oklahoma (1.0%):
Comanche County Hospital Authority Revenue, Series A, 5.00%, 7/1/32, Continuously Callable @100	4,200	4,387
Norman Regional Hospital Authority Revenue, 4.00%, 9/1/45, Continuously Callable @100	3,000	3,231
Oklahoma Development Finance Authority Revenue, Series B, 5.50%, 8/15/57, Continuously Callable @100	4,250	5,074
Oklahoma Municipal Power Authority Revenue, Series A, 4.00%, 1/1/47, Continuously Callable @100	10,000	10,734
Tulsa County Industrial Authority Revenue, 5.25%, 11/15/45, Continuously Callable @102	2,000	2,246
		25,672
Oregon (0.2%):
City of Keizer Special Assessment, 5.20%, 6/1/31, Continuously Callable @100	925	928
Deschutes County Hospital Facilities Authority Revenue, 4.00%, 1/1/46, Continuously Callable @100	2,000	2,127
Salem Hospital Facility Authority Revenue, 5.00%, 5/15/48, Continuously Callable @102	1,000	1,144
Yamhill County Hospital Authority Revenue, 5.00%, 11/15/51, Continuously Callable @102	1,180	1,298
		5,497
Pennsylvania (7.5%):
Allegheny County Higher Education Building Authority Revenue, Series A, 5.50%, 3/1/31, Pre-refunded 3/1/21 @ 100	750	788
Allegheny County Hospital Development Authority Revenue, 5.00%, 4/1/47, Continuously Callable @100	6,500	7,591
Allegheny County Sanitary Authority Revenue, 5.00%, 6/1/43, Continuously Callable @100	3,170	3,805
Allegheny County Sanitary Authority Revenue(INS - Assured Guaranty Municipal Corp.), 5.00%, 6/1/40, Continuously Callable @100	4,000	4,118
Allentown Commercial & Industrial Development Authority Revenue, 6.25%, 7/1/47, Continuously Callable @100(d)	5,000	5,071
Altoona Area School District, GO(INS - Build America Mutual Assurance Co.)
5.00%, 12/1/45, Continuously Callable @100	1,000	1,138
5.00%, 12/1/48, Continuously Callable @100	300	341
Armstrong School District, GO
Series A, 4.00%, 3/15/38, Continuously Callable @100	1,000	1,128
Series A, 4.00%, 3/15/41, Continuously Callable @100	2,250	2,517
Berks County Industrial Development Authority Revenue
5.00%, 5/15/48, Continuously Callable @102	1,000	1,099
5.00%, 11/1/50, Continuously Callable @100	8,500	9,623
Bucks County Industrial Development Authority Revenue, 4.00%, 8/15/50, Continuously Callable @100	3,000	3,225
Canon Mcmillan School District, GO
4.00%, 6/1/48, Continuously Callable @100	4,605	4,985
4.00%, 6/1/50, Continuously Callable @100	6,065	6,549
Chester County Industrial Development Authority Revenue, Series A, 5.25%, 10/15/47, Continuously Callable @100	3,250	3,490
Commonwealth Financing Authority Revenue, 5.00%, 6/1/35, Continuously Callable @100	500	605
Commonwealth of Pennsylvania Certificate of Participation, Series A, 5.00%, 7/1/43, Continuously Callable @100	1,000	1,194

Security Description	Principal Amount	Value
County of Lehigh Pennsylvania Revenue, 4.00%, 7/1/49, Continuously Callable @100	$15,000	$16,262
Delaware River Joint Toll Bridge Commission Revenue, 5.00%, 7/1/47, Continuously Callable @100	5,000	5,970
Erie Parking Authority Revenue(INS - Assured Guaranty Municipal Corp.)
5.13%, 9/1/32, Pre-refunded 9/1/20 @ 100	480	493
5.13%, 9/1/32, Continuously Callable @100	1,390	1,422
5.20%, 9/1/35, Pre-refunded 9/1/20 @ 100	595	611
5.20%, 9/1/35, Continuously Callable @100	1,700	1,740
Montgomery County Higher Education & Health Authority Revenue
4.00%, 9/1/49, Continuously Callable @100	2,500	2,707
4.00%, 9/1/51, Continuously Callable @100	3,500	3,776
Montgomery County Industrial Development Authority Revenue
5.00%, 12/1/44, Continuously Callable @103	1,000	1,149
5.00%, 12/1/48, Continuously Callable @102	2,000	2,253
5.00%, 12/1/49, Continuously Callable @103	1,000	1,137
Northampton County General Purpose Authority Revenue
4.00%, 8/15/40, Continuously Callable @100	4,000	4,291
5.00%, 8/15/48, Continuously Callable @100	2,440	2,863
Northeastern Pennsylvania Hospital & Education Authority Revenue
5.00%, 5/1/44, Continuously Callable @100	1,000	1,161
5.00%, 5/1/49, Continuously Callable @100	1,350	1,558
Pennsylvania Economic Development Financing Authority Revenue, 4.00%, 10/1/23, Continuously Callable @100	7,000	7,134
Pennsylvania Higher Educational Facilities Authority Revenue
Series A, 5.25%, 7/15/33, Continuously Callable @100	1,970	2,149
Series A, 5.50%, 7/15/38, Continuously Callable @100	2,750	3,003
Pennsylvania Turnpike Commission Revenue
5.00%, 12/1/37, Continuously Callable @100	1,000	1,192
Series A, 4.00%, 12/1/49, Continuously Callable @100	5,000	5,462
Series A-1, 5.00%, 12/1/46, Continuously Callable @100	3,000	3,425
Series A-1, 5.00%, 12/1/47, Continuously Callable @100	4,000	4,744
Series A-2, 5.00%, 12/1/33, Continuously Callable @100	1,250	1,531
Series B, 5.00%, 6/1/39, Continuously Callable @100	8,000	9,290
Series B, 5.00%, 12/1/43, Continuously Callable @100	5,000	5,986
Series B, 5.25%, 12/1/44, Continuously Callable @100	10,000	11,456
Series B-1, 5.00%, 6/1/42, Continuously Callable @100	4,000	4,703
Pittsburgh Water & Sewer Authority Revenue(INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 9/1/44, Continuously Callable @100	5,000	6,151
Reading School District, GO(INS - Build America Mutual Assurance Co.), Series A, 4.00%, 4/1/44, Continuously Callable @100	1,055	1,158
School District of Philadelphia, GO
Series A, 5.00%, 9/1/44, Continuously Callable @100	10,000	11,894
Series B, 5.00%, 9/1/43, Continuously Callable @100	2,500	2,935
Series F, 5.00%, 9/1/37, Continuously Callable @100	1,000	1,161
Series F, 5.00%, 9/1/38, Continuously Callable @100	2,000	2,320
Scranton School District, GO(INS - Build America Mutual Assurance Co.), Series E, 4.00%, 12/1/37, Continuously Callable @100	1,025	1,152
Washington County Industrial Development Authority Revenue, 5.00%, 11/1/36, Pre-refunded 5/1/20 @ 100	3,200	3,241
Wilkes-Barre Area School District, GO(INS - Build America Mutual Assurance Co.)
4.00%, 4/15/49, Continuously Callable @100	750	834
5.00%, 4/15/59, Continuously Callable @100	3,000	3,594
		199,175
Puerto Rico (0.1%):
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Authority Revenue, 5.38%, 4/1/42, Continuously Callable @100	2,000	2,021

Security Description	Principal Amount	Value
Rhode Island (0.1%):
Rhode Island Health & Educational Building Corp. Revenue, 6.00%, 9/1/33, Pre-refunded 9/1/23 @ 100	$2,000	$2,349
Rhode Island Housing & Mortgage Finance Corp. Revenue, Series 15-A, 6.85%, 10/1/24, Continuously Callable @100	180	181
		2,530
South Carolina (0.4%):
City of Rock Hill Combined Utility System Revenue, Series A, 4.00%, 1/1/49, Continuously Callable @100	2,500	2,747
South Carolina Jobs-Economic Development Authority Revenue
5.00%, 4/1/54, Continuously Callable @103	1,000	1,124
4.00%, 4/1/54, Continuously Callable @103	1,165	1,206
South Carolina Public Service Authority Revenue, Series E, 5.25%, 12/1/55, Continuously Callable @100	7,000	8,083
		13,160
South Dakota (0.2%):
Educational Enhancement Funding Corp. Revenue, Series B, 5.00%, 6/1/27, Continuously Callable @100	500	553
South Dakota Health & Educational Facilities Authority Revenue, Series A, 5.00%, 7/1/42, Pre-refunded 7/1/21 @ 100	4,000	4,231
		4,784
Tennessee (0.6%):
Greeneville Health & Educational Facilities Board Revenue, 5.00%, 7/1/44, Continuously Callable @100	2,000	2,342
Johnson City Health & Educational Facilities Board Revenue, 5.00%, 8/15/42, Continuously Callable @100	2,000	2,147
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue
5.00%, 10/1/45, Continuously Callable @100	1,500	1,726
5.00%, 7/1/46, Continuously Callable @100	4,000	4,626
Metropolitan Nashville Airport Authority Revenue, Series A, 4.00%, 7/1/54, Continuously Callable @100	2,000	2,234
		13,075
Texas (16.7%):
Arlington Higher Education Finance Corp. Revenue(NBGA - Texas Permanent School Fund)
4.00%, 8/15/43, Continuously Callable @100	10,000	11,067
4.00%, 8/15/44, Continuously Callable @100	2,170	2,434
Series A, 5.00%, 2/15/41, Continuously Callable @100	3,000	3,503
Series A, 5.00%, 12/1/53, Continuously Callable @100	7,200	8,519
Bexar County Health Facilities Development Corp. Revenue
5.00%, 7/15/42, Continuously Callable @105	600	668
4.00%, 7/15/45, Continuously Callable @100	8,450	8,716
Central Texas Regional Mobility Authority Revenue
5.75%, 1/1/31, Pre-refunded 1/1/21 @ 100	6,000	6,271
4.00%, 1/1/41, Continuously Callable @100	5,000	5,374
5.00%, 1/1/42, Continuously Callable @100	2,500	2,714
Series A, 5.00%, 1/1/45, Continuously Callable @100	3,500	4,007
Central Texas Turnpike System Revenue
Series A, 5.00%, 8/15/41, Continuously Callable @100	3,850	4,158
Series C, 5.00%, 8/15/42, Continuously Callable @100	6,500	7,336
Central Texas Turnpike System Revenue(INS - AMBAC Assurance Corp.), Series A, 8/15/30(e)	18,530	14,359
City of Arlington Special Tax(INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 2/15/48, Continuously Callable @100	7,500	8,886
City of Corpus Christi Utility System Revenue, 4.00%, 7/15/39, Continuously Callable @100	5,900	6,479
City of Houston Hotel Occupancy Tax & Special Revenue, 5.00%, 9/1/40, Continuously Callable @100	3,715	4,205
City of Irving Revenue, Series B, 5.00%, 8/15/43, Continuously Callable @100	2,390	2,393

Security Description	Principal Amount	Value
City of Laredo Waterworks & Sewer System Revenue, 4.00%, 3/1/41, Continuously Callable @100	$700	$758
Clifton Higher Education Finance Corp. Revenue
6.00%, 8/15/33, Continuously Callable @100	1,000	1,147
6.00%, 8/15/43, Continuously Callable @100	2,750	3,140
4.00%, 8/15/44, Continuously Callable @100	11,000	12,506
Clifton Higher Education Finance Corp. Revenue(NBGA - Texas Permanent School Fund)
5.00%, 8/15/39, Continuously Callable @100	4,250	4,900
5.00%, 8/15/48, Continuously Callable @100	10,000	12,248
County of Bexar Revenue
4.00%, 8/15/44, Continuously Callable @100	500	553
4.00%, 8/15/49, Continuously Callable @100	1,700	1,857
Dallas/Fort Worth International Airport Revenue, Series G, 5.00%, 11/1/34, Continuously Callable @100	4,000	4,119
Del Mar College District, GO, Series A, 5.00%, 8/15/48, Continuously Callable @100	6,500	7,672
Harris County Cultural Education Facilities Finance Corp. Revenue, 5.00%, 6/1/38, Continuously Callable @100	6,100	6,516
Harris County Hospital District Revenue, 4.00%, 2/15/42, Continuously Callable @100	15,000	16,240
Houston Higher Education Finance Corp. Revenue, Series A, 5.00%, 9/1/42, Continuously Callable @100	10,000	10,831
Karnes County Hospital District Revenue, 5.00%, 2/1/44, Continuously Callable @100	6,000	6,416
Kerrville Health Facilities Development Corp. Revenue, 5.00%, 8/15/35, Continuously Callable @100	1,900	2,184
Laredo Community College District Revenue(INS - Assured Guaranty Municipal Corp.), 5.25%, 8/1/35, Pre-refunded 8/1/20 @ 100	3,000	3,071
Matagorda County Navigation District No. 1 Revenue
4.00%, 6/1/30, Continuously Callable @100	6,000	6,358
4.00%, 6/1/30, Continuously Callable @100	9,615	10,192
Midlothian Independent School District, GO(NBGA - Texas Permanent School Fund), 5.00%, 2/15/47, Continuously Callable @100	15,000	17,880
New Hope Cultural Education Facilities Finance Corp. Revenue
5.00%, 7/1/47, Continuously Callable @102	1,000	912
5.00%, 7/1/47, Continuously Callable @102	1,000	1,045
5.00%, 4/1/48, Continuously Callable @100	1,250	1,241
Series A, 5.00%, 7/1/47, Continuously Callable @100	6,000	5,512
New Hope Cultural Education Facilities Finance Corp. Revenue(INS - Assured Guaranty Municipal Corp.), 5.00%, 7/1/48, Continuously Callable @100	1,000	1,143
North Fort Bend Water Authority Revenue, 5.00%, 12/15/36, Continuously Callable @100	5,000	5,318
North Texas Tollway Authority Revenue
5.00%, 1/1/48, Continuously Callable @100	2,000	2,364
5.00%, 1/1/50, Continuously Callable @100	1,750	2,060
Series B, 9/1/37, Pre-refunded 9/1/31 @ 64.1040(e)	3,000	1,513
Series B, 5.00%, 1/1/45, Continuously Callable @100	5,000	5,698
North Texas Tollway Authority Revenue(INS - National Public Finance Guarantee Corp.), Series B, 5.00%, 1/1/48, Continuously Callable @100	5,000	5,852
Port of Port Arthur Navigation District Revenue
1.70%, 11/1/40, Continuously Callable @100(c)	29,100	29,100
Series B, 1.70%, 4/1/40, Continuously Callable @100(c)	400	400
Series C, 1.70%, 4/1/40, Continuously Callable @100(c)	25,895	25,895
Princeton Independent School District, GO(NBGA - Texas Permanent School Fund), 5.00%, 2/15/48, Continuously Callable @100	7,000	8,404
Prosper Independent School District, GO, 5.00%, 2/15/48, Continuously Callable @100	15,000	18,029

Security Description	Principal Amount	Value
Red River Education Finance Corp. Revenue
4.00%, 6/1/41, Continuously Callable @100	$2,000	$2,112
5.50%, 10/1/46, Continuously Callable @100	3,000	3,458
Tarrant County Cultural Education Facilities Finance Corp. Revenue
5.63%, 11/15/27, Continuously Callable @100(i)	6,315	4,395
5.75%, 11/15/37, Continuously Callable @100(i)	4,000	2,784
6.75%, 11/15/47, Continuously Callable @100	2,500	2,878
6.75%, 11/15/52, Continuously Callable @100	4,000	4,584
Series A, 5.00%, 11/15/45, Continuously Callable @100	4,500	4,563
Series B, 5.00%, 11/15/36, Continuously Callable @100	3,600	3,749
Series B, 5.00%, 11/15/46, Continuously Callable @100	7,000	7,809
Series B, 5.00%, 7/1/48, Continuously Callable @100	10,000	11,892
Series E, 5.00%, 11/15/46, Continuously Callable @100	1,000	1,127
Texas Transportation Commission Revenue, 5.00%, 8/1/57, Continuously Callable @100	5,000	5,800
Uptown Development Authority Tax Allocation
5.00%, 9/1/37, Continuously Callable @100	4,365	4,853
5.00%, 9/1/40, Continuously Callable @100	2,490	2,750
Series A, 5.00%, 9/1/39, Continuously Callable @100	1,645	1,842
West Harris County Regional Water Authority Revenue
4.00%, 12/15/45, Continuously Callable @100	1,600	1,804
4.00%, 12/15/49, Continuously Callable @100	3,945	4,397
Wood County Central Hospital District Revenue, 6.00%, 11/1/41, Pre-refunded 11/1/21 @ 100	4,770	5,190
		420,150
Vermont (0.1%):
Vermont Educational & Health Buildings Financing Agency Revenue, 5.00%, 10/15/46, Continuously Callable @100	3,000	3,386

Virginia (2.2%):
Alexandria Industrial Development Authority Revenue, 5.00%, 10/1/50, Continuously Callable @100	5,000	5,472
Virginia Student Housing Authority(LIQ - Deutsche Bank A.G.), Series DBE-8039, 1.96%, 1/1/57, Callable 1/1/23 @ 100(c)(d)	30,000	30,000
Lewistown Commerce Center Community Development Authority Tax Allocation
6.05%, 3/1/44, Continuously Callable @103	3,575	3,496
6.05%, 3/1/44, Continuously Callable @103	1,726	1,688
Series C, 6.05%, 3/1/54, Continuously Callable @100	5,697	1,037
Virginia College Building Authority Revenue
5.00%, 6/1/26, Continuously Callable @100	11,280	11,127
5.00%, 6/1/29, Continuously Callable @100	5,000	4,859
Watkins Centre Community Development Authority Revenue, 5.40%, 3/1/20, Continuously Callable @100	448	449
		58,128
Washington (0.9%):
King County Public Hospital District No. 1, GO, 5.00%, 12/1/43, Continuously Callable @100	9,000	10,719
Washington Health Care Facilities Authority Revenue, 4.00%, 7/1/42, Continuously Callable @100	5,500	6,007
Washington Health Care Facilities Authority Revenue(LIQ - JPMorgan Chase & Co.), Series 2016-XM0424, 1.96%, 9/6/20(c)(d)	3,800	3,800
Washington State Housing Finance Commission Revenue, 5.00%, 1/1/43, Continuously Callable @102(d)	3,055	3,420
		23,946
West Virginia (0.2%):
West Virginia Economic Development Authority Revenue, Series A, 5.38%, 12/1/38, Continuously Callable @100	2,000	2,061
West Virginia Hospital Finance Authority Revenue, 5.00%, 1/1/43, Continuously Callable @100	2,000	2,326
		4,387

Security Description	Principal Amount	Value
Wisconsin (2.1%):
City of Kaukauna Electric System Revenue(INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 12/15/35, Pre-refunded 12/15/22 @ 100	$7,800	$8,678
Public Finance Authority Revenue
5.25%, 5/15/42, Continuously Callable @102(d)	2,200	2,427
5.00%, 7/1/44, Continuously Callable @100	6,000	7,000
5.00%, 11/15/44, Continuously Callable @103	1,460	1,674
5.00%, 7/1/47, Continuously Callable @100	1,000	1,074
5.00%, 6/15/49, Continuously Callable @100(d)	520	543
5.00%, 6/15/49, Continuously Callable @100	1,480	1,691
5.00%, 11/15/49, Continuously Callable @103	1,400	1,605
5.00%, 7/1/52, Continuously Callable @100	1,000	1,074
5.00%, 6/15/53, Continuously Callable @100	1,000	1,133
5.00%, 6/15/54, Continuously Callable @100(d)	455	474
Series A, 5.25%, 10/1/43, Continuously Callable @100	3,090	3,526
Series A, 4.00%, 10/1/49, Continuously Callable @100	11,000	12,018
Public Finance Authority Revenue(INS - Assured Guaranty Municipal Corp.)
5.00%, 7/1/54, Continuously Callable @100	1,285	1,483
5.00%, 7/1/58, Continuously Callable @100	1,500	1,730
Wisconsin Health & Educational Facilities Authority Revenue
5.38%, 8/15/37, Pre-refunded 2/15/20 @ 100	2,500	2,512
5.00%, 7/1/49, Continuously Callable @100	1,000	1,160
Series A, 5.00%, 9/15/50, Continuously Callable @100	5,000	5,180
Series B, 5.00%, 9/15/45, Continuously Callable @100	1,000	1,035
		56,017
Total Municipal Bonds (Cost $2,374,484)		2,484,890
Total Investments (Cost $2,374,484) — 99.0%		2,484,890
Other assets in excess of liabilities — 1.0%		25,526
NET ASSETS - 100.00%		$2,510,416

(a)	Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2019.
(b)	Put Bond.
(c)

Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2019, the fair value of these securities was $77,509 (thousands) and amounted to 3.1% of net assets.

(e)	Zero-coupon bond.
(f)	Stepped-coupon security converts to coupon form on 08/01/24 with a rate of 5.95%.
(g)	Stepped-coupon security converts to coupon form on 08/01/24 with a rate of 6.05%.
(h)	Up to 2.05% of the coupon may be paid in kind.
(i)	Defaulted security.

AMBAC—American Municipal Bond Assurance Corporation

bps—Basis points

GO—General Obligation

MUNIPSA—Municipal Swap Index

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS

Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Tax Exempt Money Market Fund	December 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (91.3%)
Alabama (7.1%):
Columbia Industrial Development Board Revenue, 1.37%, 12/1/37, Continuously Callable @100(a)	$10,000	$10,000
Huntsville-Oakwood College Educational Building Authority Revenue(LOC - BB&T Corp.), 1.75%, 12/1/22, Continuously Callable @100(a)	535	535
Industrial Development Board of the City of Mobile Alabama Revenue, 1.37%, 6/1/34, Callable 1/13/20 @ 100(a)	31,300	31,300
Mobile County Industrial Development Authority Revenue(LOC - Swedbank AB)
Series A, 1.70%, 7/1/40, Continuously Callable @100(a)	32,500	32,500
Series B, 1.70%, 7/1/40, Continuously Callable @100(a)	20,000	20,000
West Jefferson Industrial Development Board Revenue, 1.72%, 6/1/28, Continuously Callable @100(a)	5,190	5,190
		99,525
Arizona (0.7%):
Maricopa County Industrial Development Authority Revenue, 1.55%, 1/1/49, Continuously Callable @100(a)	10,000	10,000

Arkansas (0.4%):
City of Texarkana Revenue(LOC - PNC Financial Services Group), 1.76%, 3/1/21, Continuously Callable @100(a)	5,175	5,175

California (2.0%):
City of Los Angeles Certificate of Participation(LOC - U.S. Bancorp), 1.37%, 8/1/35, Continuously Callable @100(a)	5,885	5,885
City of San Jose CA Revenue(LIQ - Deutsche Bank A.G.), Series 2019-XF1085, 1.91%, 8/1/59, Callable 8/1/34 @ 100(a)(b)	5,085	5,085
Kaiser Foundation Hospitals Revenue(LIQ - JPMorgan Chase & Co.), Series 2015-ZF0199, 1.64%, 10/1/20(a)(b)	5,605	5,605
Sacramento City Financing Authority Revenue(LIQ - Deutsche Bank A.G.), Series XG0100, 1.71%, 12/1/33(a)(b)	11,300	11,300
		27,875
Colorado (0.7%):
Colorado Educational & Cultural Facilities Authority Revenue(LOC - Fifth Third Bank), 1.70%, 1/1/29, Continuously Callable @100(a)	1,650	1,650
Sheridan Redevelopment Agency Tax Allocation(LOC - JPMorgan Chase & Co.), 1.70%, 12/1/29, Callable 2/3/20 @ 100(a)	7,785	7,785
		9,435
Connecticut (0.4%):
Connecticut State Health & Educational Facilities Authority Revenue(LOC - Bank of America Corp.), Series B, 1.74%, 7/1/30, Callable 2/3/20 @ 100(a)	5,000	5,000

District of Columbia (0.1%):
District of Columbia Revenue(LOC - Bank of America Corp.), 1.80%, 7/1/22, Callable 2/5/20 @ 100(a)	900	900

Florida (1.6%):
City of Jacksonville Revenue, 1.65%, 5/1/29, Continuously Callable @100(a)	13,000	13,000
County of Escambia Revenue, 1.71%, 7/1/22(a)	6,700	6,700
County of Jackson Revenue, 1.71%, 7/1/22, Continuously Callable @100(a)	1,200	1,200
County of St Lucie Revenue, 1.70%, 9/1/28, Continuously Callable @100(a)	1,800	1,800
		22,700
Georgia (0.9%):
Roswell Housing Authority Revenue(LOC - Northern Trust Corp.), Series A, 1.63%, 9/1/27(a)	12,600	12,600

Security Description	Principal Amount	Value
Illinois (8.4%):
City of Galesburg Revenue(LOC - PNC Financial Services Group), 1.75%, 3/1/31, Continuously Callable @100(a)	$10,900	$10,900
Illinois Development Finance Authority Revenue(LOC - Bank of America Corp.), 1.62%, 9/1/32, Continuously Callable @100(a)	1,195	1,195
Illinois Development Finance Authority Revenue(LOC - Northern Trust Corp.), 1.60%, 2/1/33, Continuously Callable @100(a)	12,000	12,000
Illinois Development Finance Authority Revenue(LOC - PNC Financial Services Group), 1.75%, 3/1/32, Continuously Callable @100(a)	9,100	9,100
Illinois Finance Authority Revenue(LOC - Huntington National Bank), 1.75%, 10/1/33, Continuously Callable @100(a)	5,135	5,135
Illinois Finance Authority Revenue(LOC - Key Bank, N.A.), Series A, 1.66%, 11/1/39, Continuously Callable @100(a)	12,720	12,720
Illinois Finance Authority Revenue(LOC - Northern Trust Corp.), 1.74%, 4/1/33, Continuously Callable @100(a)	3,970	3,970
Illinois Finance Authority Revenue(LOC - PNC Financial Services Group), 1.75%, 4/1/37, Continuously Callable @100(a)	15,635	15,635
Illinois State Educational Facilities Revenue(LOC - Fifth Third Bank), 1.78%, 7/1/24, Continuously Callable @100(a)	1,170	1,170
Illinois State Educational Facilities Revenue(LOC - Huntington National Bank), Series A, 1.75%, 10/1/32, Continuously Callable @100(a)	14,165	14,165
Metropolitan Pier & Exposition Authority Revenue(LIQ - Barclays Bank PLC)
Series 2015-XF1045, 1.76%, 6/15/52, Callable 6/15/22 @ 100(a)(b)	6,550	6,550
Series 2015-XF1046, 1.67%, 6/15/50, Callable 6/15/20 @ 100(a)(b)	22,360	22,360
		114,900
Indiana (1.3%):
City of Berne Revenue(LOC - Federal Home Loan Bank of Indianapolis), 1.65%, 10/1/33, Continuously Callable @100(a)	4,755	4,755
City of Evansville Revenue(LOC - Fifth Third Bank), 1.78%, 1/1/25, Callable 1/17/20 @ 100(a)	2,740	2,740
Indiana Finance Authority Revenue(LOC - Bank of America Corp.), 1.63%, 3/1/36, Continuously Callable @100(a)	430	430
Indiana Finance Authority Revenue(LOC - Federal Home Loan Bank of Indianapolis), 1.67%, 7/1/29, Continuously Callable @100(a)	7,450	7,450
Indiana Finance Authority Revenue(LOC - Fifth Third Bank), 1.79%, 9/1/31, Callable 1/17/20 @ 100(a)	3,745	3,745
		19,120
Iowa (7.3%):
City of Council Bluffs Revenue, 1.75%, 1/1/25, Continuously Callable @100(a)	12,750	12,750
County of Louisa Revenue, 1.70%, 10/1/24, Continuously Callable @100(a)	30,000	30,000
Iowa Finance Authority Revenue
1.65%, 9/1/36, Continuously Callable @100(a)	41,763	41,763
1.52%, 9/1/36, Callable 2/3/20 @ 100(a)	7,150	7,150
1.65%, 6/1/39, Continuously Callable @100(a)	9,600	9,600
		101,263
Kansas (1.7%):
City of Burlington Revenue, 1.75%, 9/1/35, Continuously Callable @100(a)	8,250	8,250
City of St Marys Revenue, 1.65%, 4/15/32, Continuously Callable @100(a)	15,000	15,000
		23,250
Kentucky (0.9%):
City of Georgetown Revenue(LOC - Fifth Third Bank), 1.78%, 11/15/29, Callable 1/15/20 @ 100(a)	10,820	10,820

Security Description	Principal Amount	Value
Lexington-Fayette Urban County Government Revenue(LOC - Federal Home Loan Bank of Cincinnati), 1.86%, 12/1/27, Callable 1/16/20 @ 100(a)	$1,865	$1,865
		12,685
Lousiana (4.9%):
City of New Orleans Revenue(LOC - Capital One, N.A.), 1.81%, 8/1/24, Continuously Callable @100(a)	3,940	3,940
Hammond Area Economic & Industrial Development District Revenue(LOC - Federal Home Loan Bank of Dallas), 1.66%, 3/1/33, Continuously Callable @100(a)	1,325	1,325
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, Series B, 1.62%, 12/1/30, Callable 2/3/20 @ 100(a)	7,500	7,500
Parish of St. James Revenue, Series A-1, 1.77%, 11/1/40, Continuously Callable @100(a)	50,305	50,305
St. Tammany Corp. Revenue(LOC - Federal Home Loan Bank of Dallas), 1.66%, 3/1/33, Continuously Callable @100(a)	5,425	5,425
		68,495
Maryland (0.6%):
Town of Williamsport Revenue(LOC - Manufacturers & Traders Trust Co.), 1.66%, 11/1/37(a)	8,490	8,490

Michigan (0.9%):
Michigan Finance Authority Revenue(LIQ - Barclays Bank PLC), Series 2019-XF2837, 1.76%, 11/15/50, Callable 11/2/29 @ 100(a)(b)	4,605	4,605
Michigan Finance Authority Revenue(LOC - Fifth Third Bank), 1.63%, 12/1/32, Callable 2/5/20 @ 100(a)	3,735	3,735
Michigan State Strategic Fund Revenue(LOC - Fifth Third Bank)
1.76%, 10/1/27, Callable 2/1/20 @ 100(a)	735	735
1.79%, 3/1/37, Continuously Callable @100(a)	2,700	2,700
		11,775
Minnesota (0.4%):
City of New ULM Revenue(LOC - Federal Home Loan Bank of Chicago), 1.66%, 10/1/40, Continuously Callable @100(a)	4,240	4,240
Sanford Canby Community Hospital District No. 1 Revenue, 1.99%, 11/1/26, Continuously Callable @100(a)	1,475	1,475
		5,715
Mississippi (0.3%):
Mississippi Business Finance Corp. Revenue(LOC - Federal Home Loan Bank of Dallas), 1.66%, 3/1/33, Continuously Callable @100(a)	3,830	3,830

Missouri (3.3%):
Health & Educational Facilities Authority of the State of Missouri Revenue(LOC - Fifth Third Bank), 1.76%, 11/1/20, Continuously Callable @100(a)	1,300	1,300
Jackson County Industrial Development Authority Revenue(LOC - Commerce Bank, N.A.), 1.67%, 7/1/25, Continuously Callable @100(a)	20,000	20,000
RBC Municipal Products, Inc. Trust Revenue(LIQ - Royal Bank of Canada), 1.67%, 9/1/39(a)(b)	25,500	25,500
		46,800
Montana (0.7%):
Montana Board of Investments Revenue(NBGA - Montana Board of Investments Intercap Program), 1.87%, 3/1/29, (Put Date 3/2/20)(a)(c)	10,000	10,000

Nebraska (1.4%):
Central Plains Energy Project Revenue(LIQ - Royal Bank of Canada), Series 2016-XM0185, 1.65%, 3/1/20(a)(b)	10,000	10,000
County of Washington Revenue, Series B, 1.55%, 12/1/40, Continuously Callable @100(a)	10,000	10,000
		20,000

Security Description	Principal Amount	Value
Nevada (1.7%):
County of Clark Revenue(LOC - Bank of America Corp.), 1.76%, 12/1/41, Continuously Callable @100(a)	$23,570	$23,570

New Hampshire (2.5%):
New Hampshire Business Finance Authority Revenue(LOC - Landesbank Hessen-Thuringen), 1.66%, 9/1/30, Continuously Callable @100(a)	34,990	34,990

New Jersey (0.9%):
Morris County Improvement Authority Revenue(LIQ - Deutsche Bank A.G.), Series 2018-XF1067, 1.86%, 10/1/47, Callable 10/1/25 @ 100(a)(b)	9,865	9,865
New Jersey Economic Development Authority Revenue(LOC - Bank of America Corp.), 1.60%, 11/1/27, Callable 2/5/20 @ 100(a)	2,395	2,395
		12,260
New Mexico (0.4%):
New Mexico Hospital Equipment Loan Council Revenue(LOC - Fifth Third Bank), 1.75%, 7/1/25, Continuously Callable @100(a)	5,000	5,000

New York (9.5%):
Build NYC Resource Corp. Revenue(LOC - Toronto-Dominion Bank), 1.37%, 12/1/45, Continuously Callable @100(a)	5,520	5,520
Campbell-Savona Central School District, GO, 2.00%, 6/26/20	7,225	7,242
Chenango Valley Central School District, GO, 2.00%, 6/26/20	10,000	10,025
County of Chautauqua Industrial Development Agency Revenue(LOC - Citizens Financial Group), Series A, 1.72%, 8/1/27, Continuously Callable @100(a)	1,745	1,745
Guilderland Industrial Development Agency Revenue(LOC - Key Bank, N.A.), Series A, 1.75%, 7/1/32, Continuously Callable @100(a)	3,065	3,065
Highland Falls-Fort Montgomery Central School District, GO, 2.00%, 6/26/20	10,500	10,524
Hudson Yards Infrastructure Corp. Revenue(LIQ - Royal Bank of Canada), Series 2016-ZF0463, 1.66%, 8/15/20(a)(b)	22,400	22,400
New York City Capital Resources Corp. Revenue(LOC - Manufacturers & Traders Trust Co.), 1.39%, 12/1/40, Continuously Callable @100(a)	7,500	7,500
New York Liberty Development Corp. Revenue(LIQ - Royal Bank of Canada), Series 2016-ZF0464, 1.66%, 5/15/21(a)(b)	15,000	15,000
Niagara County Industrial Development Agency Revenue(LOC - Key Bank, N.A.), Series A, 1.75%, 9/1/21, Continuously Callable @100(a)	310	310
Oneida County Industrial Development Agency Revenue(LOC - Citizens Financial Group), 1.67%, 7/1/37, Continuously Callable @100(a)	3,805	3,805
Onondaga County Industrial Development Agency Revenue(LOC - Manufacturers & Traders Trust Co.), 1.70%, 12/1/31, Continuously Callable @100(a)	5,520	5,520
Ramapo Housing Authority Revenue(LOC - Manufacturers & Traders Trust Co.), 1.75%, 12/1/29, Continuously Callable @100(a)	8,685	8,685
Seneca County Industrial Development Agency Revenue(LOC - Key Bank, N.A.), 1.75%, 4/1/20, Continuously Callable @100(a)	345	345
St. Lawrence County Industrial Development Agency Revenue(LOC - Citizens Financial Group), 1.51%, 7/1/37(a)	1,930	1,930
The Erie County Industrial Development Agency Revenue(LOC - Key Bank, N.A.)
1.75%, 6/1/22, Continuously Callable @100(a)	375	375
1.75%, 6/1/22, Continuously Callable @100(a)	660	660
Union Endicott Central School District, GO, 2.00%, 6/26/20	10,000	10,025
Warsaw Central School District, GO, 2.00%, 6/26/20	9,400	9,424
Wayland-Cohocton Central School District, GO, 2.00%, 6/26/20	9,500	9,524
		133,624

Security Description	Principal Amount	Value
Ohio (0.4%):
Cincinnati & Hamilton County Port Authority Revenue(LOC - Fifth Third Bank), 1.70%, 9/1/25(a)	$1,900	$1,900
County of Hamilton Revenue(LOC - Fifth Third Bank), 1.78%, 12/1/24(a)	2,450	2,450
Highland County Joint Township Hospital District Revenue(LOC - Fifth Third Bank), 1.79%, 8/1/24(a)	910	910
		5,260
Oklahoma (4.7%):
Edmond Economic Development Authority Revenue(LOC - Bank of Oklahoma, N.A.), Series A, 1.68%, 6/1/31, Callable 2/1/20 @ 100(a)	5,600	5,600
Garfield County Industrial Authority Revenue, Series A, 1.78%, 1/1/25, Callable 2/5/20 @ 100(a)	26,700	26,700
Muskogee Industrial Trust Revenue
Series A, 1.75%, 1/1/25, Callable 2/5/20 @ 100(a)	6,900	6,900
Series A, 1.78%, 6/1/27, Continuously Callable @100(a)	26,000	26,000
		65,200
Pennsylvania (2.2%):
Allegheny County Hospital Development Authority Revenue(LOC - PNC Financial Services Group), Series A, 1.75%, 6/1/35, Continuously Callable @100(a)	2,855	2,855
Bucks County Industrial Development Authority Revenue(LOC - PNC Financial Services Group), Series B, 1.75%, 7/1/39, Continuously Callable @100(a)	9,525	9,525
County of Lehigh PA Revenue(LIQ - Barclays Bank PLC), Series 2019-XL0119, 1.76%, 7/1/49, Callable 7/1/29 @ 100(a)(b)	5,000	5,000
Delaware Valley Regional Finance Authority Revenue(LOC - PNC Financial Services Group), Series B, 1.75%, 6/1/42, Continuously Callable @100(a)	12,385	12,385
		29,765
Rhode Island (0.7%):
Rhode Island Commerce Corp. Revenue(LOC - Citizens Financial Group), 1.73%, 3/1/38, Callable 2/1/20 @ 100(a)	3,775	3,775
Rhode Island Health & Educational Building Corp. Revenue(LOC - Citizens Financial Group), 1.72%, 6/1/35, Callable 2/1/20 @ 100(a)	5,180	5,180
		8,955
South Carolina (1.1%):
South Carolina Jobs-Economic Development Authority Revenue(LIQ - Deutsche Bank A.G.), Series 2016-XG0098, 1.68%, 11/1/29, Callable 11/1/22 @ 100(a)(b)	15,055	15,055

South Dakota (0.7%):
South Dakota Health & Educational Facilities Authority Revenue
1.99%, 11/1/25, Continuously Callable @100(a)	1,765	1,765
1.99%, 11/1/27, Continuously Callable @100(a)	3,550	3,550
Series B, 1.99%, 11/1/20, Continuously Callable @100(a)	4,220	4,220
		9,535
Tennessee (2.6%):
Chattanooga Health Educational & Housing Facility Board Revenue(LIQ - Barclays Bank PLC), Series 2015-XF1023, 1.65%, 1/1/45(a)(b)	17,720	17,720
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue(LOC - Fifth Third Bank), 1.78%, 12/1/24, Callable 1/17/20 @ 100(a)	10,375	10,375
Wilson County Sports Authority Revenue(LOC - PNC Financial Services Group), 1.67%, 9/1/29, Continuously Callable @100(a)	8,825	8,825
		36,920

Security Description	Principal Amount	Value
Texas (12.8%):
Atascosa County Industrial Development Corp. Revenue(LOC - National Rural Utilities Cooperative Finance Corp.), 1.75%, 6/30/20, Continuously Callable @100(a)	$32,200	$32,200
Brazos Harbor Industrial Development Corp. Revenue, 1.62%, 7/1/22, Callable 2/3/20 @ 100(a)	7,200	7,200
Gulf Coast Industrial Development Authority Revenue, 1.70%, 11/1/41, Continuously Callable @100(a)	9,000	9,000
Port of Arthur Navigation District Industrial Development Corp. Revenue
1.62%, 6/1/41, Callable 2/3/20 @ 100(a)	25,000	25,000
Series A, 1.62%, 12/1/40, Callable 2/3/20 @ 100(a)	16,000	16,000
Port of Port Arthur Navigation District Revenue
1.70%, 4/1/40, Continuously Callable @100(a)	4,470	4,470
1.70%, 11/1/40, Continuously Callable @100(a)	17,750	17,750
1.83%, 11/1/40, Continuously Callable @100(a)	22,500	22,500
Series C, 1.70%, 4/1/40, Continuously Callable @100(a)	19,335	19,335
Rib Floater Trust Various States Revenue(LOC - Barclays Bank plc), Series 2019-021, 1.86%, 8/1/50(a)(b)	14,090	14,090
Trinity River Public Facility Corp Revenue(LIQ - Deutsche Bank A.G.), Series 2019-XF1083, 1.96%, 4/1/59, Callable 4/1/30 @ 101(a)(b)	10,625	10,625
		178,170
Utah (0.5%):
Utah Housing Corp. Revenue(LIQ - Deutsche Bank A.G.), Series 2019-XF1081, 1.96%, 3/1/62, Callable 2/1/31 @ 100(a)(b)	6,565	6,565

Virginia (3.3%):
Alexandria Industrial Development Authority Revenue(LOC - Bank of America Corp.), Series A, 1.74%, 7/1/26, Callable 2/1/20 @ 100(a)	1,110	1,110
Deutsche Bank Spears/Lifers Trust Revenue(LIQ - Deutsche Bank A.G.), Series DBE-8039, 1.96%, 1/1/57, Callable 1/1/23 @ 100(a)(b)	7,000	7,000
Fairfax County Economic Development Authority Revenue(LOC - SunTrust Bank), 1.53%, 6/1/37, Continuously Callable @100(a)	1,400	1,400
Loudoun County Economic Development Authority Revenue, Series E, 1.70%, 2/15/38, Callable 2/3/20 @ 100(a)	12,700	12,700
Loudoun County Economic Development Authority Revenue(LOC - Northern Trust Corp.), 1.55%, 6/1/34, Callable 2/3/20 @ 100(a)	7,000	7,000
Suffolk Redevelopment & Housing Authority Revenue(LIQ - Deutsche Bank A.G.), Series 2019-XF1086, 1.96%, 10/1/59, Callable 1/1/35 @ 101(a)(b)	7,330	7,330
Virginia College Building Authority Revenue(LIQ - JPMorgan Chase & Co.), Series 2016-XM0355, 1.67%, 2/1/21(a)(b)	2,800	2,800
Virginia Commonwealth Transportation Board Revenue(LIQ - Royal Bank of Canada), Series 2016-XM0142, 1.64%, 5/15/20(a)(b)	6,775	6,775
		46,115
Washington (0.6%):
Washington Higher Education Facilities Authority Revenue, 1.67%, 10/1/31, Callable 2/5/20 @ 100(a)	8,535	8,535

West Virginia (0.7%):
County of Marshall Revenue, 1.75%, 3/1/26, Continuously Callable @100(a)	9,630	9,630

Wisconsin (0.0%(d)):
Wisconsin Health & Educational Facilities Authority Revenue(LOC - JPMorgan Chase & Co.), 1.78%, 5/1/26, Callable 2/3/20 @ 100(a)	530	530
Total Municipal Bonds (Cost $1,269,212)		1,269,212

Security Description	Principal Amount	Value
Commercial Paper (8.5%)
Austin Texas TECP, 1.21%, 3/4/20	$11,085	$11,085
Dallas Area Rapid, 1.21%, 1/30/20	15,000	15,000
Houston Housing Authority(LOC - Barclays Bank PLC)
1.21%, 2/13/20	10,000	10,000
1.19%, 2/13/20	10,000	10,000
Stafford Country & Staunton(LOC - Bank of America Corp.), 1.20%, 1/3/20	47,320	47,320
University of Texas System, 1.17%, 2/4/20	25,000	25,000
Total Commercial Paper (Cost $118,405)		118,405
Total Investments (Cost $1,387,617) — 99.8%		1,387,617
Other assets in excess of liabilities — 0.2%		2,435
NET ASSETS - 100.00%		$1,390,052

(a)

Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(b)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2019, the fair value of these securities was $231,230 (thousands) and amounted to 16.6% of net assets.

(c)	Put Bond.
(d)	Amount represents less than 0.05% of net assets.

GO—General Obligation

LOC—Line Letter of Credit

PLC—Public Limited Company

TECP—Tax-Exempt Commercial Paper

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Tax Exempt Short-Term Fund	December 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (100.0%)
Alabama (1.0%):
Black Belt Energy Gas District Revenue, Series B-1, 2.05%(LIBOR01M+90bps), 12/1/48, (Put Date 12/1/23)(a)(b)	$10,000	$10,037
Prattville Industrial Development Board Revenue
2.00%, 11/1/33 (Put Date 10/1/24)(b)	450	452
2.00%, 11/1/33 (Put Date 10/1/24)(b)	425	427
Selma Industrial Development Board Revenue, 2.00%, 11/1/33 (Put Date 10/1/24) (b)	3,650	3,665
		14,581
Alaska (1.2%):
Alaska Industrial Development & Export Authority Revenue, 3.50%, 12/1/20, Continuously Callable @100	15,000	15,027

Arizona (4.4%):
Arizona Health Facilities Authority Revenue, 3.46%(MUNIPSA+185bps), 2/1/48, (Put Date 2/1/23)(a)(b)	25,000	26,238
Maricopa County Industrial Development Authority Revenue
4.00%, 7/1/29(d)	750	811
2.18%(MUNIPSA+57bps), 1/1/35, Callable 10/18/23 @ 100 (Put Date 10/18/24)(a)(b)	2,500	2,489
Series C, 2.41%(MUNIPSA+80bps), 9/1/48, (Put Date 9/1/24)(a)(b)	7,735	7,885
The Industrial Development Authority of the City of Phoenix Revenue(LIQ - Barclays Bank PLC), Series 2016-XF2337, 1.65%, 6/1/36(c)(d)	20,000	20,000
The Industrial Development Authority of the County of Yavapai Revenue, Series A, 5.00%, 8/1/20	1,105	1,129
		58,552
California (3.1%):
Anaheim Public Financing Authority Revenue
Series A, 5.00%, 5/1/22	500	546
Series A, 5.00%, 5/1/24	250	292
California Infrastructure & Economic Development Bank Revenue, Series B, 2.81%(MUNIPSA+120bps), 8/1/37, (Put Date 6/1/22)(a)(b)	8,000	7,988
California State Public Works Board Revenue
Series A, 5.00%, 4/1/20	1,000	1,010
Series A, 5.00%, 4/1/21	1,500	1,574
City of Irvine Special Assessment, 5.00%, 9/2/21	1,125	1,196
County of Los Angeles Certificate of Participation
5.00%, 3/1/21	500	523
5.00%, 9/1/21	1,000	1,067
Deutsche Bank Spears/Lifers Trust Revenue(LIQ - Deutsche Bank AG), Series 2017-7007, 1.91%, 3/1/42, Callable 3/1/20 @ 100(c)(d)	21,005	21,005
Tobacco Securitization Authority of Southern California Revenue, 2.25%, 6/1/29	500	513
Victorville Joint Powers Finance Authority Revenue(LOC - BNP Paribas), Series A, 1.58%, 5/1/40, Continuously Callable @100(c)	8,150	8,150
		43,864
Colorado (1.6%):
Arista Metropolitan District, GO(LOC - Compass Bank), 1.81%, 12/1/30, Callable 1/15/20 @ 100(c)	6,985	6,985
Colorado Health Facilities Authority Revenue
Series A, 5.00%, 8/1/29	500	623
Series A, 5.00%, 11/1/29	3,225	4,125
Series A, 5.00%, 11/1/30, Continuously Callable @100	2,215	2,826
Series B-2, 5.00%, 8/1/49, Callable 2/1/26 @ 100 (Put Date 8/1/26) (b)	1,000	1,183
Colorado Health Facilities Authority Revenue(LIQ - JPMorgan Chase & Co.), Series 2016-ZF0371, 1.96%, 9/6/20(c)(d)	5,000	5,000
Southlands Metropolitan District No. 1, GO
Series A-1, 3.00%, 12/1/22	208	211

Security Description	Principal Amount	Value
Series A-1, 3.50%, 12/1/27	$1,000	$1,050
		22,003
Connecticut (1.9%):
City of Bridgeport, GO, Series B, 5.00%, 8/15/26	3,450	4,091
City of New Haven, GO
Series A, 5.00%, 8/1/22	1,190	1,288
Series A, 5.00%, 8/1/24	1,000	1,135
Series A, 5.00%, 8/1/25	580	670
Series A, 5.00%, 8/1/26	580	679
Series A, 5.00%, 8/1/27	1,000	1,188
City of New Haven, GO(INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 8/1/27	2,500	3,050
Series A, 5.00%, 8/1/28	1,000	1,237
Series B, 5.00%, 2/1/27	600	727
Series B, 5.00%, 2/1/28	525	645
Series B, 5.00%, 2/1/29	550	684
City of West Haven, GO
Series A, 4.00%, 11/1/21	800	824
Series A, 5.00%, 11/1/23	800	876
Series A, 5.00%, 11/1/24	815	910
Series A, 5.00%, 11/1/27	650	758
City of West Haven, GO(INS - Assured Guaranty Municipal Corp.), 5.00%, 8/1/20	2,235	2,279
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/22(d)	4,250	4,431
		25,472
District of Columbia (1.4%):
District of Columbia Revenue(LIQ - Deutsche Bank A.G.), Series 2016-XG0094, 1.84%, 10/1/41, Callable 4/1/21 @ 100(c)(d)	20,000	20,000

Florida (3.5%):
Alachua County Health Facilities Authority Revenue
4.00%, 12/1/23	1,100	1,204
5.00%, 12/1/37, (Put Date 12/1/26)(b)	3,000	3,593
City of Atlantic Beach Revenue, Series B-2, 3.00%, 11/15/23, Continuously Callable @100	2,750	2,758
City of Gulf Breeze Revenue, 3.10%, 12/1/20	4,500	4,581
City of Jacksonville Revenue, 5.00%, 10/1/20	4,580	4,708
County of Escambia Revenue
2.00%, 11/1/33 (Put Date 10/1/24) (b)	775	780
1.73%, 4/1/39, Continuously Callable @100(c)	16,300	16,300
County of Manatee Revenue, 1.72%, 9/1/24, Continuously Callable @100(c)	2,300	2,300
County of St Lucie Revenue, 1.70%, 9/1/28, Continuously Callable @100(c)	2,400	2,400
Florida Higher Educational Facilities Financial Authority Revenue
5.00%, 10/1/22	500	544
5.00%, 10/1/24	500	570
5.00%, 10/1/25	445	517
Series A, 5.00%, 4/1/21	1,385	1,451
Lee County Industrial Development Authority Revenue, 4.75%, 10/1/22	1,980	2,054
Miami Beach Health Facilities Authority Revenue, 5.00%, 11/15/20	1,250	1,289
Pinellas County Educational Facilities Authority Revenue, 4.00%, 10/1/20	975	991
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation
Series A-1, 5.00%, 3/1/20(d)	1,325	1,333
Series A-1, 5.00%, 3/1/23(d)	1,000	1,106
		48,479
Georgia (5.4%):
Appling County Development Authority Revenue
1.73%, 9/1/29, Continuously Callable @100(c)	6,500	6,500

Security Description	Principal Amount	Value
2.40%, 1/1/38, (Put Date 4/1/20)(b)	$10,000	$10,013
1.73%, 9/1/41, Continuously Callable @100(c)	2,300	2,300
Burke County Development Authority Revenue
1.73%, 7/1/49, Continuously Callable @100(c)	10,600	10,600
1.70%, 12/1/49 (Put Date 8/22/24)(b)	7,500	7,475
Cobb County Development Authority Revenue, Series A, 2.25%, 4/1/33 (Put Date 10/1/29) (b)	5,000	5,047
Main Street Natural Gas, Inc. Revenue
Series A, 5.00%, 5/15/28	1,000	1,222
Series A, 5.00%, 5/15/29	1,775	2,191
Series C, 4.00%, 3/1/50, (Put Date 9/1/26)(b)	10,000	11,297
Private Colleges & Universities Authority Revenue, Series A, 5.00%, 10/1/20	3,770	3,861
Savannah Economic Development Authority Revenue, 2.00%, 11/1/33 (Put Date 10/1/24) (b)	815	822
The Development Authority of Burke County Revenue, 1.77%, 11/1/52, Continuously Callable @100(c)	10,600	10,600
		71,928
Guam (0.5%):
Guam Government Waterworks Authority Revenue, Series A, 5.00%, 7/1/20	860	875
Guam Power Authority Revenue(INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 10/1/20	1,500	1,539
Territory of Guam Revenue
Series A, 5.00%, 12/1/23	1,500	1,669
Series A, 5.00%, 12/1/24	2,000	2,273
		6,356
Idaho (1.8%):
American Falls Reservoir District Revenue, 1.78%, 2/1/25, Continuously Callable @100(c)	19,885	19,885
County of Nez Perce Revenue, 2.75%, 10/1/24	5,000	5,215
		25,100
Illinois (12.5%):
Chicago Board of Education Revenue(LIQ - Barclays Bank PLC), Series 2017-XG0108, 1.76%, 4/1/46, Callable 4/1/27 @ 100(c)(d)	14,300	14,300
Chicago Board of Education, GO
Series A, 4.00%, 12/1/27	1,400	1,546
Series B, 5.00%, 12/1/22	1,500	1,625
Chicago Board of Education, GO(LIQ - Deutsche Bank A.G.)
Series 2016-XG0073, 1.90%, 12/1/39, Callable 12/1/21 @ 100(c)(d)	10,000	10,000
Series 2017-XM0188, 1.94%, 12/1/39, Callable 12/1/21 @ 100(c)(d)	5,000	5,000
Chicago Park District, GO(INS - Build America Mutual Assurance Co. LIQ- Citigroup, Inc.), Series SER 2015-XF2111, 1.90%, 1/1/22(c)(d)	10,200	10,200
Chicago Transit Authority Revenue
5.00%, 6/1/25	1,720	2,003
5.00%, 6/1/26	1,000	1,189
City of Chicago Waterworks Revenue
5.00%, 11/1/25	4,000	4,683
5.00%, 11/1/26	1,000	1,192
Series A-1, 5.00%, 11/1/25	2,000	2,342
Series A-1, 4.00%, 11/1/26	2,500	2,821
County of Cook, GO(LIQ - JPMorgan Chase & Co.), Series 2015-XF0124, 1.87%, 11/15/20(c)(d)	11,160	11,160
Illinois Finance Authority Revenue
5.00%, 7/1/20	1,420	1,445
2.36%(MUNIPSA+75bps), 1/1/46, (Put Date 7/1/23)(a)(b)	9,000	8,946
Series C, 4.00%, 2/15/25	10,000	11,314
Illinois Sports Facilities Authority Revenue, 5.00%, 6/15/28	1,000	1,193

Security Description	Principal Amount	Value
Madison County Community Unit School District No. 7 Edwardsville, GO(INS - Build America Mutual Assurance Co.), 4.00%, 12/1/20	$2,085	$2,125
Metropolitan Pier & Exposition Authority Revenue(LIQ - Barclays Bank PLC), Series 2015-XF1046, 1.67%, 6/15/50, Callable 6/15/20 @ 100(c)(d)	9,940	9,940
Railsplitter Tobacco Settlement Authority Revenue
5.25%, 6/1/20	4,160	4,227
5.25%, 6/1/21	1,090	1,149
State of Illinois, GO
Series A, 5.00%, 10/1/23	3,000	3,302
Series B, 5.00%, 9/1/25	5,000	5,680
Series C, 5.00%, 11/1/29, Continuously Callable @100	4,500	5,155
Series D, 5.00%, 11/1/26	4,485	5,129
State of Illinois, GO(INS - Build America Mutual Assurance Co.), Series D, 5.00%, 11/1/25(e)	15,000	17,449
State of Illinois, GO(LIQ - Barclays Bank PLC), Series 2015-XF1010, 1.67%, 2/1/39, Callable 2/1/24 @ 100(c)(d)	7,000	7,000
The Illinois Sports Facilities Authority Revenue(LIQ - Barclays Bank PLC), Series 2015-XF1009, 1.67%, 6/15/32(c)(d)	17,390	17,390
Village of Rosemont, GO(INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 12/1/22	1,735	1,901
Series A, 5.00%, 12/1/23	1,825	2,052
Series A, 5.00%, 12/1/24	1,915	2,201
		175,659
Indiana (1.3%):
Hammond Local Public Improvement Bond Bank Revenue
2.25%, 6/30/20(f)	2,405	2,409
2.38%, 12/31/20(f)	3,375	3,389
Indiana Bond Bank Revenue
1/15/27(g)	1,280	1,109
1/15/28(g)	1,100	924
1/15/29(g)	565	461
7/15/29, Continuously Callable @99(g)	730	579
Indiana Finance Authority Revenue, 2.95%, 10/1/22, Continuously Callable @100	5,000	5,206
Indianapolis Local Public Improvement Bond Bank Revenue, Series B, 1.45%, 6/1/21, Continuously Callable @100	4,000	3,997
		18,074
Iowa (0.1%):
City of Waverly Revenue, 2.50%, 12/31/22, Continuously Callable @100	2,000	2,016

Kansas (1.3%):
City of Burlington Revenue, 1.75%, 9/1/35, Continuously Callable @100(c)	1,700	1,700
City of Wamego Revenue, 1.65%, 4/15/32, Continuously Callable @100(c)	15,000	15,000
City of Wichita Revenue, 3.00%, 9/1/23, Continuously Callable @100	895	896
		17,596
Kentucky (4.7%):
City of Ashland Revenue
5.00%, 2/1/28	1,775	2,138
5.00%, 2/1/30	740	906
County of Carroll Revenue, 1.55%, 9/1/42(Put Date 9/1/26)(b)	5,000	4,974
County of Owen Revenue
2.45%, 6/1/39 (Put Date 10/1/29) (b)	10,000	10,375
2.45%, 9/1/39 (Put Date 10/1/29) (b)	5,000	5,187
Kentucky Economic Development Finance Authority Revenue, Series C, 1.78%, 5/1/34, Continuously Callable @100(c)	8,650	8,650
Kentucky Public Energy Authority Revenue
Series C, 4.00%, 2/1/50, (Put Date 2/1/28)(b)	10,000	11,433
Series C-1, 4.00%, 12/1/49, (Put Date 6/1/25)(b)	10,000	11,131

Security Description	Principal Amount	Value
Series C-3, 2.66%(MUNIPSA+105bps), 12/1/49, (Put Date 6/1/25)(a)(b)	$10,000	$10,226
		65,020
Lousiana (4.0%):
Louisiana Public Facilities Authority Revenue, 2.26%(MUNIPSA+65bps), 9/1/57, (Put Date 9/1/23)(a)(b)	10,000	10,137
Parish of St. Charles Revenue, 4.00%, 12/1/40 (Put Date 6/1/22) (b)	4,000	4,226
Parish of St. James Revenue
Series A-1, 1.77%, 11/1/40, Continuously Callable @100(c)	14,000	14,000
Series B-1, 1.64%, 11/1/40, Continuously Callable @100(c)	14,400	14,400
Parish of St. John the Baptist Revenue
2.10%, 6/1/37 (Put Date 7/1/24) (b)	2,000	2,017
2.20%, 6/1/37 (Put Date 7/1/26 (b)	6,750	6,813
Tobacco Settlement Financing Corp. Revenue, Series A, 5.00%, 5/15/22	5,000	5,411
		57,004
Maryland (0.4%):
Maryland Economic Development Corp. Revenue
Series A, 5.00%, 6/1/25	1,500	1,766
Series A, 5.00%, 6/1/26	2,000	2,405
Series A, 5.00%, 6/1/27	1,340	1,640
		5,811
Massachusetts (1.3%):
Massachusetts Development Finance Agency Revenue
5.00%, 7/1/25	1,250	1,452
5.00%, 7/1/26	1,500	1,775
2.09%(MUNIPSA+48bps), 7/1/50, (Put Date 1/29/20)(a)(b)	12,000	11,992
Series A, 5.00%, 7/1/29, Continuously Callable @100	1,425	1,770
		16,989
Minnesota (0.2%):
Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue
5.00%, 11/15/20	1,250	1,291
5.00%, 11/15/21	1,575	1,684
		2,975
Mississippi (3.1%):
County of Perry Revenue(NBGA - Georgia-Pacific Corp.), 1.83%, 2/1/22, Continuously Callable @100(c)(d)	20,100	20,100
County of Warren Revenue, 2.90%, 9/1/32, (Put Date 9/1/23)(b)	2,000	2,084
Mississippi Business Finance Corp. Revenue, 3.20%, 9/1/28, Continuously Callable @100	4,000	4,110
Mississippi Hospital Equipment & Facilities Authority Revenue
5.00%, 9/1/24	10,000	11,375
2.91%(MUNIPSA+130bps), 8/15/36, (Put Date 8/15/20)(a)(b)	7,000	7,003
		44,672
Missouri (0.4%):
City of Sikeston MO Electric System Revenue(INS - Build America Mutual Assurance Co.), 5.00%, 6/1/20	5,000	5,081

Montana (0.6%):
City of Forsyth Revenue, 2.00%, 8/1/23	6,000	6,087
Montana State Board of Regents Revenue, Series F, 2.06%(MUNIPSA+45bps), 11/15/35, (Put Date 9/1/23)(a)(b)	3,170	3,209
		9,296
Nebraska (0.4%):
Central Plains Energy Project Revenue, 4.00%, 12/1/49, (Put Date 8/1/25)(b)	5,000	5,592

Nevada (0.3%):
County of Washoe Revenue, Series B, 3.00%, 3/1/36, (Put Date 6/1/22)(b)	4,400	4,573

Security Description	Principal Amount	Value
New Jersey (10.2%):
Casino Reinvestment Development Authority Revenue(INS - Assured Guaranty Municipal Corp.), 5.00%, 11/1/24	$1,000	$1,144
Lyndhurst Township School District, GO, 2.00%, 9/11/20	11,974	11,973
New Jersey Building Authority Revenue
Series A, 3.00%, 6/15/23	400	425
Series A, 3.00%, 6/15/23	600	628
Series A, 5.00%, 6/15/24	1,595	1,859
Series A, 5.00%, 6/15/24	2,405	2,738
New Jersey Economic Development Authority Revenue
5.00%, 6/15/20	8,000	8,130
5.00%, 6/15/21	7,000	7,359
Series BBB, 5.00%, 6/15/23	7,000	7,795
Series XX, 5.00%, 6/15/22(e)	20,000	21,685
New Jersey Economic Development Authority Revenue(LOC - Valley National Bank)
1.88%, 3/1/31, Continuously Callable @100(c)	1,575	1,575
1.74%, 11/1/40, Continuously Callable @100(c)	10,440	10,440
New Jersey Educational Facilities Authority Revenue
Series B, 5.00%, 9/1/22	4,735	5,165
Series B, 5.00%, 9/1/23	4,000	4,476
Series B, 4.00%, 9/1/24	4,730	5,174
New Jersey Health Care Facilities Financing Authority Revenue, 5.00%, 7/1/20	2,000	2,038
New Jersey Transportation Trust Fund Authority Revenue
5.00%, 6/15/24	5,095	5,840
2.81%(MUNIPSA+120bps), 6/15/34, (Put Date 12/15/21)(a)(b)	10,000	10,085
Series AA, 5.00%, 6/15/22	1,500	1,626
Series AA, 5.00%, 6/15/23	3,835	4,270
New Jersey Transportation Trust Fund Authority Revenue(INS - Assured Guaranty Municipal Corp.), Series A, 5.25%, 12/15/20	5,000	5,189
New Jersey Transportation Trust Fund Authority Revenue(INS - National Public Finance Guarantee Corp.), Series B, 5.50%, 12/15/20	3,160	3,284
Tobacco Settlement Financing Corp. Revenue, Series B, 3.20%, 6/1/27	1,540	1,570
Town of Kearny, GO, 2.50%, 4/24/20	9,235	9,272
Township of Belleville, GO, 3.00%, 2/11/20	8,000	8,011
		141,751
New Mexico (1.8%):
City of Farmington Revenue
1.88%, 4/1/29 (Put Date 4/1/20) (b)	5,000	5,005
1.88%, 4/1/29, (Put Date 4/1/20)(b)	7,000	7,007
1.88%, 4/1/33, (Put Date 10/1/21)(b)	6,000	6,025
2.13%, 6/1/40, (Put Date 6/1/22)(b)	2,000	2,021
Series A, 1.88%, 4/1/29, (Put Date 4/1/20)(b)	5,000	5,005
		25,063
New York (9.2%):
City of Long Beach, GO, Series D, 2.00%, 2/7/20	10,621	10,631
City of New York, GO
1.75%, 10/1/46, Continuously Callable @100(c)	10,000	10,000
Series F-5, 1.65%, 6/1/44, Continuously Callable @100(c)	4,500	4,500
City of Poughkeepsie, GO, Series A, 3.00%, 5/2/20	1,410	1,415
City of Yonkers, GO, 2.00%, 6/29/20	10,000	10,031
County of Monroe, GO, 5.00%, 6/1/20	5,170	5,252
County of Rockland, GO, 3.50%, 10/1/20	1,575	1,603
County of Rockland, GO(INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 3/1/23	2,500	2,811
Series A, 5.00%, 3/1/24	1,600	1,858
Hempstead Union Free School District, GO, 2.50%, 6/25/20	3,000	3,023
Long Island Power Authority Revenue
Series B, 1.65%, 9/1/49, (Put Date 9/1/24)(b)	4,500	4,505

Security Description	Principal Amount	Value
Series C, 1.95%(LIBOR01M+75bps), 5/1/33, (Put Date 10/1/23)(a)(b)	$4,000	$4,058
Series C, 1.95%(LIBOR01M+75bps), 5/1/33, (Put Date 10/1/23)(a)(b)	5,000	5,037
Metropolitan Transportation Authority Revenue
2.11%(MUNIPSA+50bps), 11/15/42, (Put Date 3/1/22)(a)(b)	10,000	9,983
Series D-2, 2.06%(MUNIPSA+45bps), 11/15/44( Put Date 11/15/22) (a)(b)	8,000	8,050
New York Liberty Development Corp. Revenue
2.80%, 9/15/69, Continuously Callable @100	1,000	1,006
2.63%, 9/15/69, Continuously Callable @100	1,650	1,657
New York State Dormitory Authority Revenue
5.00%, 12/1/24(d)	1,200	1,389
5.00%, 12/1/25(d)	1,200	1,418
New York State Energy Research & Development Authority Revenue, 2.00%, 2/1/29, (Put Date 5/1/20)(b)	6,000	6,013
Niagara Area Development Corp. Revenue, Series B, 3.50%, 11/1/24, Continuously Callable @100(d)	500	522
Suffolk County Economic Development Corp. Revenue, 5.00%, 7/1/20	2,640	2,688
Village of Johnson City, GO, Series B, 2.25%, 10/2/20	12,484	12,398
Village of Valley Stream, GO, Series A, 3.00%, 5/21/20	3,050	3,072
Wyandanch Union Free School District, GO, 2.50%, 6/26/20	13,950	14,049
		126,969
North Carolina (1.5%):
Columbus County Industrial Facilities & Pollution Control Financing Authority Revenue
2.00%, 11/1/33 (Put Date 10/1/24) (b)	825	832
2.00%, 11/1/33 (Put Date 10/1/24) (b)	825	832
North Carolina Capital Facilities Finance Agency Revenue, 1.20%, 7/1/34, (Put Date 6/3/19)(b)	18,000	18,000
		19,664
Ohio (3.2%):
American Municipal Power, Inc. Revenue, Series A, 2.25%, 2/15/48, (Put Date 8/15/21)(b)	5,000	5,058
Ohio Air Quality Development Authority Revenue
1.90%, 5/1/26 (Put Date 10/1/24) (c)	3,500	3,514
2.40%, 12/1/38, Callable 10/1/24 @ 100 (Put Date 10/1/29) (b)	3,250	3,272
Ohio Higher Educational Facility Commission Revenue
5.00%, 5/1/21	1,000	1,051
5.00%, 5/1/22	500	544
5.00%, 5/1/23	550	617
5.00%, 5/1/24	1,000	1,154
Ohio Water Development Authority Revenue
1.55%, 7/1/21(c)	1,800	1,803
4.00%, 6/1/33(c)(h)	7,000	6,070
Southeastern Ohio Port Authority Revenue
5.00%, 12/1/21	1,150	1,203
5.00%, 12/1/25, Continuously Callable @100	1,000	1,109
State of Ohio Revenue
1.20%, 11/1/35, (Put Date 6/3/19)(b)	14,500	14,500
1.82%, 1/15/45, Continuously Callable @100(k)	5,500	5,500
		45,395
Oklahoma (1.6%):
Muskogee Industrial Trust Revenue
4.00%, 9/1/28	2,500	2,866
4.00%, 9/1/29	3,010	3,473
Series A, 1.75%, 1/1/25, Callable 2/5/20 @ 100(c)	11,300	11,300
Oklahoma Development Finance Authority Revenue
Series B, 5.00%, 8/15/23	500	561
Series B, 5.00%, 8/15/24	600	690
Series B, 5.00%, 8/15/25	550	647

Security Description	Principal Amount	Value
Oklahoma Municipal Power Authority Revenue, Series A, 2.00%(MUNIPSA+39bps), 1/1/23(a)	$5,940	$5,953
		25,490
Pennsylvania (7.3%):
Berks County Municipal Authority Revenue, 3.11%(MUNIPSA+150bps), 11/1/39, (Put Date 7/1/22)(a)(b)	7,575	7,675
Bethlehem Authority Revenue(INS - Build America Mutual Assurance Co.), 5.00%, 11/15/20	1,000	1,032
Chester County Industrial Development Authority Revenue, 3.75%, 10/1/24	595	626
Coatesville School District, GO, 8/15/20(g)	5,305	5,257
Coatesville School District, GO(INS - Assured Guaranty Municipal Corp.)
5.00%, 8/1/24	1,000	1,147
5.00%, 8/1/25	800	939
Commonwealth Financing Authority Revenue, 5.00%, 6/1/26	2,000	2,405
County of Lehigh Revenue
5.00%, 7/1/28	1,750	2,185
5.00%, 7/1/29	2,000	2,530
Cumberland County Municipal Authority Revenue, Series C-6, 3.25%, 12/1/22, Continuously Callable @101	1,715	1,725
Emmaus General Authority Revenue(LIQ - Wells Fargo & Co.), 1.61%, 12/1/28, Callable 2/1/20 @ 100(c)	3,000	3,000
Geisinger Authority Revenue, 2.28%(LIBOR01M+107bps), 6/1/28, (Put Date 6/1/24)(a)(b)	7,000	7,170
General Authority of Southcentral Pennsylvania Revenue, 2.21%(MUNIPSA+60bps), 6/1/49, Callable 6/1/23 @ 100 (Put Date 6/1/24) (a)(b)	6,000	6,015
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue, 5.00%, 7/1/22	1,595	1,721
Luzerne County Industrial Development Authority Revenue(INS - Assured Guaranty Municipal Corp.)
5.00%, 12/15/25	550	645
5.00%, 12/15/26, Continuously Callable @100	500	585
5.00%, 12/15/27, Continuously Callable @100	1,000	1,167
Montgomery County Higher Education & Health Authority Revenue, 2.33%(MUNIPSA+72bps), 9/1/51, (Put Date 9/1/23)(a)(b)	6,250	6,250
Montgomery County Industrial Development Authority Revenue, Series A, 2.60%, 3/1/34, (Put Date 9/1/20)(b)	5,000	5,035
Northampton County General Purpose Authority Revenue
3.01%(MUNIPSA+140bps), 8/15/43, (Put Date 8/15/20)(a)(b)	7,000	7,045
2.24%(LIBOR01M+104bps), 8/15/48, (Put Date 8/15/24)(a)(b)	1,855	1,858
Pennsylvania Higher Educational Facilities Authority Revenue
Series A, 5.00%, 7/15/20	600	609
Series A, 5.00%, 7/15/21	1,090	1,138
Pennsylvania Turnpike Commission Revenue
Series B, 2.88%(MUNIPSA+127bps), 12/1/20, Callable 6/1/20 @ 100(a)	6,000	5,981
Series B-1, 2.59%(MUNIPSA+98bps), 12/1/21, Callable 6/1/21 @ 100(a)	6,500	6,567
RBC Municipal Products, Inc. Trust Revenue(LIQ - Royal Bank of Canada), Series E, 1.70%, 4/1/22, Callable 1/29/20 @ 100(c)(d)	1,900	1,900
School District of Philadelphia, GO
Series D, 5.00%, 9/1/21	5,000	5,306
Series D, 5.00%, 9/1/22	5,500	6,028
Scranton School District, GO
2.01%(LIBOR01M+85bps), 4/1/31, (Put Date 4/1/21)(a)(b)	6,715	6,715
Series A, 5.00%, 6/1/23	2,435	2,693
West Mifflin School District, GO(INS - Assured Guaranty Municipal Corp.), 5.00%, 10/1/21	1,570	1,663
		104,612

Security Description	Principal Amount	Value
Puerto Rico (0.1%):
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Authority Revenue, 4.00%, 4/1/20	$700	$701

South Carolina (0.7%):
Patriots Energy Group Financing Agency Revenue, Series B, 2.00%(LIBOR01M+86bps), 10/1/48, (Put Date 2/1/24)(a)(b)	10,000	10,120

Tennessee (1.2%):
Chattanooga Health Educational & Housing Facility Board Revenue, Series C, 1.64%, 5/1/39, Continuously Callable @100(c)	16,850	16,850

Texas (5.0%):
Austin Convention Enterprises, Inc. Revenue
5.00%, 1/1/24	1,100	1,218
5.00%, 1/1/25	400	452
5.00%, 1/1/27	400	467
Decatur Hospital Authority Revenue
Series A, 5.00%, 9/1/21	700	736
Series A, 5.00%, 9/1/24	780	882
Harris County Cultural Education Facilities Finance Corp. Revenue
5.00%, 7/1/49, (Put Date 12/1/26)(b)	1,400	1,706
2.18%(MUNIPSA+57bps), 12/1/49, (Put Date 12/4/24)(a)(b)	1,670	1,689
Harris County Municipal Utility District No. 165, GO(INS - Build America Mutual Assurance Co.)
3.00%, 3/1/20	480	481
3.00%, 3/1/21	565	575
3.00%, 3/1/22	650	671
3.00%, 3/1/23	520	544
Irving Hospital Authority Revenue, 2.71%(MUNIPSA+110bps), 10/15/44, (Put Date 10/15/23)(a)(b)	1,750	1,750
Karnes County Hospital District Revenue, 5.00%, 2/1/24	3,000	3,176
Matagorda County Navigation District No. 1 Revenue, 2.60%, 11/1/29	4,000	4,153
New Hope Cultural Education Facilities Finance Corp. Revenue
Series A, 5.00%, 7/1/23	1,250	1,148
Series A, 5.00%, 7/1/24	2,300	2,113
Series A, 5.00%, 7/1/25	2,135	1,962
Northside Independent School District, GO(NBGA - Texas Permanent School Fund), 2.13%, 8/1/40, (Put Date 8/1/20)(b)	8,860	8,867
Port of Port Arthur Navigation District Revenue
1.70%, 4/1/40, Continuously Callable @100(c)	6,700	6,700
1.70%, 11/1/40, Continuously Callable @100(c)(e)	7,000	7,000
1.83%, 11/1/40, Continuously Callable @100(c)	20,105	20,105
Red River Authority Revenue(INS - National Public Finance Guarantee Corp.), 4.45%, 6/1/20	7,175	7,258
		73,653
Virginia (0.5%):
Chesapeake Bay Bridge & Tunnel District Revenue, 5.00%, 11/1/23	5,140	5,827
Marquis Community Development Authority Revenue, 9/1/45(c)(d)(i)	1,074	500
Marquis Community Development Authority Tax Allocation
Series A, 5.10%, 9/1/36	3,506	1,481
Series C, 9/1/41(g)(j)	5,111	236
		8,044
Washington (0.4%):
Washington Health Care Facilities Authority Revenue
5.00%, 8/15/26	2,000	2,348
5.00%, 8/15/27	2,175	2,587
		4,935
Wisconsin (0.9%):
Public Finance Authority Revenue, 4.00%, 9/1/24(d)	1,395	1,463
Wisconsin Health & Educational Facilities Authority Revenue
2.25%, 11/1/26, Continuously Callable @100	3,000	3,010
2.55%, 11/1/27, Continuously Callable @100	1,500	1,505

Security Description	Principal Amount	Value
2.26%(MUNIPSA+65bps), 8/15/54, (Put Date 7/31/24)(a)(b)	$1,700	$1,722
Series A, 2.65%, 11/1/20, Continuously Callable @100	3,500	3,502
Series C, 5.00%, 8/15/21	1,200	1,273
		12,475
Total Municipal Bonds (Cost $1,382,388)		1,397,442
Total Investments (Cost $1,382,388) — 100.0%		1,397,442
Other assets in excess of liabilities — 0.0%		48
NET ASSETS - 100.00%		$1,397,490

(a)	Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2019.
(b)	Put Bond.
(c)

Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2019, the fair value of these securities was $185,966 (thousands) and amounted to 13.3% of net assets.

(e)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.
(f)	Security purchased on a when-issued basis.
(g)	Zero-coupon bond.
(h)	Defaulted security.
(i)	Stepped-coupon security converts to coupon form on 09/01/21 with a rate of 7.5%.
(j)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of December 31, 2019, illiquid securities were 0.0% of the Fund’s net assets.
(k)	Variable Rate remarketed obligation - Structured similarly to variable rate demand notes and has a tender option that is supported by a best efforts remarketing agent.

bps—Basis points

GO—General Obligation

LIBOR—London InterBank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of December 31, 2019, based on the last reset date of the security

LOC—Line Letter of Credit

MUNIPSA—Municipal Swap Index

PLC—Public Limited Company

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS

Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Virginia Bond Fund	December 31, 2019
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (99.2%)
Virginia (91.3%):
Alexandria Industrial Development Authority Revenue, Series A, 4.75%, 1/1/36, Pre-refunded 1/1/20 @ 100	$1,000	$1,000
Amherst Industrial Development Authority Revenue
5.00%, 9/1/26, Continuously Callable @100	1,795	1,796
4.75%, 9/1/30, Continuously Callable @100	2,000	2,001
Arlington County Industrial Development Authority Revenue
5.00%, 7/1/31, Continuously Callable @100(a)	15,000	15,215
5.00%, 2/15/43, Continuously Callable @100	1,775	2,130
Capital Region Airport Commission Revenue
Series A, 4.00%, 7/1/36, Continuously Callable @100	700	765
Series A, 4.00%, 7/1/38, Continuously Callable @100	750	818
Charles City County Economic Development Authority Revenue, Series A, 2.87%, 2/1/29, Continuously Callable @101(b)	10,000	10,487
Chesapeake Bay Bridge & Tunnel District Revenue
5.50%, 7/1/25	5,000	5,891
5.00%, 7/1/51, Continuously Callable @100	9,240	10,652
Chesapeake Bay Bridge & Tunnel District Revenue(INS - Assured Guaranty Municipal Corp.), 5.00%, 7/1/41, Continuously Callable @100	5,000	5,815
Chesapeake Hospital Authority Revenue
4.00%, 7/1/39, Continuously Callable @100	1,000	1,121
4.00%, 7/1/43, Continuously Callable @100	4,000	4,428
City of Chesapeake Expressway Toll Road Revenue
7/15/32, Continuously Callable @100(c)	6,520	6,525
7/15/40, Continuously Callable @100(h)	3,000	3,000
City of Lynchburg, GO, 4.00%, 6/1/44, Continuously Callable @100	5,000	5,356
City of Portsmouth, GO
5.00%, 2/1/33, Pre-refunded 2/1/23 @ 100	880	983
5.00%, 2/1/33, Continuously Callable @100	120	133
City of Richmond Public Utility Revenue
4.00%, 1/15/40, Continuously Callable @100	6,000	6,647
Series A, 5.00%, 1/15/38, Continuously Callable @100	6,000	6,627
City of Richmond, GO
Series D, 5.00%, 3/1/32	800	1,083
Series D, 5.00%, 3/1/33	1,000	1,369
Deutsche Bank Spears/Lifers Trust Revenue(LIQ - Deutsche Bank A.G.), Series DBE-8039, 1.96%, 1/1/57, Callable 1/1/23 @ 100(b)(d)	25,000	25,000
Fairfax County Economic Development Authority Revenue
5.00%, 4/1/47, Continuously Callable @100	4,000	4,785
Series A, 5.00%, 10/1/29, Continuously Callable @100	2,000	2,333
Series A, 5.00%, 10/1/30, Continuously Callable @100	2,000	2,330
Series A, 5.00%, 10/1/31, Continuously Callable @100	2,000	2,325
Series A, 5.00%, 10/1/32, Continuously Callable @100	1,500	1,743
Series A, 5.00%, 12/1/32, Continuously Callable @100	1,500	1,672
Series A, 5.00%, 10/1/33, Continuously Callable @100	2,200	2,552
Series A, 5.00%, 10/1/34, Continuously Callable @100	2,000	2,315
Series A, 5.00%, 10/1/42, Continuously Callable @102	2,250	2,499
Series A, 4.00%, 10/1/42, Continuously Callable @102	2,750	2,861
Series A, 5.00%, 12/1/42, Continuously Callable @100	2,800	3,066
Series B, 5.00%, 10/1/35, Continuously Callable @100	2,620	3,188
Series B, 5.00%, 10/1/36, Continuously Callable @100	2,000	2,430
Fairfax County Industrial Development Authority Revenue
5.00%, 5/15/37, Continuously Callable @100	14,000	15,108
4.00%, 5/15/42, Continuously Callable @100	1,000	1,046
Series A, 4.00%, 5/15/44, Continuously Callable @100	6,900	7,337
Series S, 4.00%, 5/15/48, Continuously Callable @100	1,500	1,639

Security Description	Principal Amount	Value
Front Royal & Warren County Industrial Development Authority Revenue, 4.00%, 1/1/50, Continuously Callable @103	$5,000	$5,362
Greater Richmond Convention Center Authority Revenue, 5.00%, 6/15/32, Continuously Callable @100	1,500	1,757
Hampton Roads Sanitation District Revenue
Series A, 5.00%, 8/1/43, Pre-refunded 8/1/26 @ 100	4,700	5,810
Series B, 1.68%, 8/1/46, Continuously Callable @100(b)	1,750	1,750
Hampton Roads Transportation Accountability Commission Revenue, Series A, 5.00%, 7/1/52, Continuously Callable @100(a)	15,000	18,133
Hanover County Economic Development Authority Revenue
5.00%, 7/1/51, Continuously Callable @103	1,200	1,299
Series A, 4.50%, 7/1/30, Continuously Callable @100	2,795	2,917
Series A, 4.50%, 7/1/32, Continuously Callable @100	1,100	1,144
Series A, 5.00%, 7/1/42, Continuously Callable @100	2,000	2,075
Henrico County Economic Development Authority Revenue
5.00%, 6/1/24, Continuously Callable @100	1,200	1,279
4.25%, 6/1/26, Continuously Callable @100	140	147
5.00%, 11/1/30, Pre-refunded 11/1/22 @ 100	2,105	2,333
4.00%, 10/1/35, Continuously Callable @100	2,500	2,535
5.00%, 10/1/37, Continuously Callable @103	2,500	2,865
Lewistown Commerce Center Community Development Authority Tax Allocation
6.05%, 3/1/44, Continuously Callable @103	1,468	1,436
6.05%, 3/1/44, Continuously Callable @103	707	691
Series C, 6.05%, 3/1/54, Continuously Callable @100	2,340	426
Lexington Industrial Development Authority Revenue
4.00%, 1/1/31, Continuously Callable @102	750	801
4.00%, 1/1/37, Continuously Callable @102	1,000	1,038
5.00%, 1/1/43, Pre-refunded 1/1/22 @ 100	2,000	2,153
5.00%, 1/1/48, Continuously Callable @100	1,000	1,210
Series A, 5.00%, 1/1/42, Continuously Callable @103	1,000	1,081
Series A, 5.00%, 1/1/48, Continuously Callable @103	1,250	1,345
Loudoun County Economic Development Authority Revenue
5.00%, 12/1/31, Continuously Callable @100	1,135	1,326
5.00%, 12/1/32, Continuously Callable @100	800	932
5.00%, 12/1/33, Continuously Callable @100	775	902
5.00%, 12/1/34, Continuously Callable @100	805	934
Series A, 1.69%, 2/15/38, Callable 2/3/20 @ 100(b)	2,900	2,900
Series B, 1.69%, 2/15/38, Callable 2/3/20 @ 100(b)	1,815	1,815
Series C, 1.71%, 2/15/38, Callable 2/3/20 @ 100(b)	4,255	4,255
Series D, 1.68%, 2/15/38, Callable 2/3/20 @ 100(b)	3,300	3,300
Series F, 1.70%, 2/15/38, Callable 2/3/20 @ 100(b)	9,100	9,100
Lynchburg Economic Development Authority Revenue
5.00%, 9/1/43, Continuously Callable @100	3,000	3,262
Series A, 5.00%, 1/1/47, Continuously Callable @100	2,250	2,601
Lynchburg Economic Development Authority Revenue(LIQ - JPMorgan Chase & Co.), Series 2018-XL0075, 1.78%, 1/1/25(d)	5,400	5,400
Marquis Community Development Authority of York County Virginia Tax Allocation, Series B, 5.63%, 9/1/41	3,532	1,492
Marquis Community Development Authority Revenue, 9/1/45(d)(i)	1,093	508
Marquis Community Development Authority Tax Allocation, Series C, 9/1/41(e)(f)	5,389	248
Montgomery County Economic Development Authority Revenue
Series A, 5.00%, 6/1/35, Pre-refunded 6/1/20 @ 100	5,000	5,080
Series A, 4.00%, 6/1/36, Continuously Callable @100	1,125	1,282
Series A, 4.00%, 6/1/39, Continuously Callable @100	1,750	1,983
Norfolk Airport Authority Revenue, 5.00%, 7/1/43, Continuously Callable @100	2,800	3,439
Norfolk Economic Development Authority Revenue
5.00%, 11/1/30, Pre-refunded 11/1/22 @ 100	1,000	1,108
1.67%, 11/1/34, Continuously Callable @100(b)	5,000	5,000

Security Description	Principal Amount	Value
Series B, 5.00%, 11/1/43, Continuously Callable @100	$3,500	$3,810
Series B, 5.00%, 11/1/48(Put Date 11/1/28) (j)(j)	1,600	2,048
Series B, 4.00%, 11/1/48, Continuously Callable @100	1,100	1,224
Prince Edward County Industrial Development Authority Revenue
4.00%, 9/1/43, Continuously Callable @100	2,250	2,448
5.00%, 9/1/48, Continuously Callable @100	2,055	2,412
Prince William County Industrial Development Authority Revenue
5.50%, 9/1/31, Pre-refunded 9/1/21 @ 100	1,705	1,827
5.50%, 9/1/31, Continuously Callable @100	2,000	2,132
5.50%, 9/1/34, Pre-refunded 9/1/21 @ 100	1,000	1,071
5.00%, 11/1/46, Continuously Callable @100	10,000	10,850
Radford Industrial Development Authority Revenue(NBGA - Fannie Mae), 3.50%, 9/15/29, Continuously Callable @100	4,000	4,141
Rappahannock Regional Jail Authority Revenue
5.00%, 10/1/34, Continuously Callable @100	2,340	2,762
5.00%, 10/1/35, Continuously Callable @100	1,165	1,372
Roanoke Economic Development Authority Revenue
5.00%, 7/1/33, Continuously Callable @100	1,150	1,171
Series A, 5.00%, 9/1/36, Continuously Callable @100	1,640	1,924
Series A, 5.00%, 9/1/43, Continuously Callable @100	4,060	4,679
Roanoke Economic Development Authority Revenue(INS - Assured Guaranty Municipal Corp.)
5.00%, 7/1/38, Pre-refunded 7/1/20 @ 100(b)	110	112
Series B, 5.00%, 7/1/38, Continuously Callable @100	6,890	7,004
Rockingham County Economic Development Authority Revenue, 5.00%, 12/1/39, Continuously Callable @100(g)	2,000	2,416
Stafford County Economic Development Authority Revenue
5.00%, 6/15/36, Continuously Callable @100	5,900	6,871
4.00%, 6/15/37, Continuously Callable @100	6,495	7,037
Suffolk Redevelopment & Housing Authority Revenue(LIQ - Deutsche Bank A.G.), Series 2019-XF1086, 1.96%, 10/1/59, Callable 1/1/35 @ 101(b)(d)	20,000	20,000
Tobacco Settlement Financing Corp. Revenue, Series B-1, 5.00%, 6/1/47, Continuously Callable @100	10,000	10,000
University of Virginia Revenue
Series A, 5.00%, 6/1/37, Pre-refunded 6/1/23 @ 100	4,405	4,977
Series A, 5.00%, 4/1/42, Continuously Callable @100	4,000	4,836
Series A, 5.00%, 4/1/47, Continuously Callable @100	5,000	6,023
Series A-1, 4.00%, 4/1/45, Continuously Callable @100	5,000	5,451
Series B, 5.00%, 4/1/46, Continuously Callable @100	5,000	6,027
Upper Occoquan Sewage Authority Revenue, 4.00%, 7/1/39, Continuously Callable @100	5,000	5,502
Virginia Beach Development Authority Revenue
5.00%, 9/1/40, Continuously Callable @103	3,250	3,734
5.00%, 9/1/44, Continuously Callable @103	4,865	5,555
Series A, 5.00%, 5/1/29, Continuously Callable @100	1,795	2,076
Virginia College Building Authority Revenue
5.00%, 6/1/29, Continuously Callable @100	5,000	4,859
5.00%, 2/1/31, Continuously Callable @100	10,000	12,498
5.00%, 9/1/31, Continuously Callable @100	2,725	3,165
5.00%, 2/1/32, Continuously Callable @100	4,000	4,983
5.00%, 9/1/32, Continuously Callable @100	5,615	6,520
4.00%, 1/15/33, Continuously Callable @100	965	1,071
5.00%, 9/1/33, Continuously Callable @100	6,380	7,399
5.00%, 3/1/34, Continuously Callable @100	10,000	10,061
4.00%, 1/15/35, Continuously Callable @100	545	597
4.00%, 1/15/36, Continuously Callable @100	650	712
5.00%, 6/1/36, Continuously Callable @100	11,710	11,260
5.00%, 3/1/41, Continuously Callable @100	2,540	2,555
4.00%, 1/15/43, Continuously Callable @100	1,285	1,391
Series A, 4.00%, 2/1/35, Continuously Callable @100	8,000	8,856

Security Description	Principal Amount	Value
Virginia College Building Authority Revenue(LIQ - U.S. Bancorp), 1.46%, 8/1/34, Callable 2/5/20 @ 100	$6,000	$6,000
Virginia Commonwealth Transportation Board Revenue
5.00%, 3/15/32, Continuously Callable @100	3,350	4,152
5.00%, 9/15/32, Continuously Callable @100	9,190	11,374
4.00%, 5/15/42, Continuously Callable @100	10,000	11,170
Series A, 4.00%, 5/15/36, Continuously Callable @100	2,000	2,281
Virginia Commonwealth University Health System Authority Revenue
4.75%, 7/1/36, Pre-refunded 7/1/21 @ 100	6,315	6,656
4.75%, 7/1/41, Pre-refunded 7/1/21 @ 100	3,000	3,162
5.00%, 7/1/46, Continuously Callable @100	5,500	6,543
Virginia Commonwealth University Revenue
Series A, 4.00%, 11/1/37, Continuously Callable @100	750	858
Series A, 5.00%, 11/1/38, Continuously Callable @100	350	435
Series A, 4.00%, 5/1/48, Continuously Callable @100	2,475	2,772
Virginia Housing Development Authority Revenue
Series B, 4.50%, 10/1/36, Continuously Callable @100	3,175	3,257
Series B, 3.60%, 5/1/46, Continuously Callable @100	7,000	7,198
Series D, 4.60%, 9/1/40, Continuously Callable @100	4,480	4,496
Virginia Public Building Authority Revenue, Series A, 4.00%, 8/1/30, Continuously Callable @100	4,000	4,629
Virginia Public School Authority Revenue, 5.00%, 8/1/24	10,000	11,718
Virginia Resources Authority Revenue
5.00%, 11/1/32, Continuously Callable @100	985	1,118
5.00%, 11/1/32, Pre-refunded 11/1/23 @ 100	45	52
5.00%, 11/1/40, Pre-refunded 11/1/20 @ 100	1,270	1,311
5.00%, 11/1/40, Continuously Callable @100	165	170
4.00%, 11/1/41, Continuously Callable @100	7,310	7,720
4.00%, 11/1/49, Continuously Callable @100	6,700	7,550
Virginia Resources Authority Revenue(LIQ - JPMorgan Chase & Co.), Series 2016-XF0453, 1.67%, 5/1/21(b)(d)	5,000	5,000
Virginia Small Business Financing Authority Revenue
5.00%, 4/1/25, Continuously Callable @100	420	423
5.25%, 4/1/26, Continuously Callable @100	185	187
5.50%, 4/1/28, Continuously Callable @100	855	863
5.50%, 4/1/33, Continuously Callable @100	750	757
5.00%, 11/1/40, Continuously Callable @100	11,945	12,079
Virginia Small Business Financing Authority Revenue(LOC - Bank of America Corp.), 1.61%, 7/1/30(b)	2,930	2,930
Virginia Small Business Financing Authority Revenue(LOC - Wells Fargo & Co.), 1.65%, 7/1/42, Continuously Callable @100(b)	6,000	6,000
Washington County Industrial Development Authority Revenue
5.25%, 8/1/30, Pre-refunded 8/1/20 @ 100	2,165	2,217
5.50%, 8/1/40, Pre-refunded 8/1/20 @ 100	2,160	2,215
Watkins Centre Community Development Authority Revenue, 5.40%, 3/1/20, Continuously Callable @100	747	748
Western Regional Jail Authority Revenue
5.00%, 12/1/35, Continuously Callable @100	3,085	3,712
5.00%, 12/1/38, Continuously Callable @100	2,000	2,388
Winchester Economic Development Authority Revenue
5.00%, 1/1/44, Continuously Callable @100	3,250	3,699
Series S, 5.00%, 1/1/44, Continuously Callable @100	3,250	3,603
Wise County Industrial Development Authority Revenue, Series 2009-A, 2.15%, 10/1/40(Put Date 9/1/20)(j)(j)	5,000	5,028
		668,415
District of Columbia (2.5%):
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
5.00%, 10/1/53, Continuously Callable @100	4,000	4,250
4.00%, 10/1/53, Continuously Callable @100	1,500	1,633
Series A, 5.00%, 10/1/44, Continuously Callable @100	1,500	1,814

Security Description	Principal Amount	Value
Metropolitan Washington Airports Authority Dulles Toll Road Revenue(INS - Assured Guaranty Municipal Corp.), Series B, 10/1/30(f)	$5,500	$4,191
Metropolitan Washington Airports Authority Revenue(LOC - TD Bank N.A.), Series D-2, 1.60%, 10/1/39, Continuously Callable @100(b)	1,100	1,100
Washington Metropolitan Area Transit Authority Revenue, 5.00%, 7/1/43, Continuously Callable @100	5,000	6,041
		19,029
Guam (5.4%):
Antonio B. Won Pat International Airport Authority Revenue(INS - Assured Guaranty Municipal Corp.), Series B, 5.75%, 10/1/43, Continuously Callable @100	1,255	1,435
Guam Government Waterworks Authority Revenue
5.00%, 7/1/37, Continuously Callable @100	1,000	1,149
5.00%, 7/1/40, Continuously Callable @100	3,250	3,714
5.50%, 7/1/43, Continuously Callable @100	4,000	4,409
Series A, 5.00%, 7/1/35, Continuously Callable @100	2,850	3,162
Guam Power Authority Revenue
Series A, 5.00%, 10/1/31, Continuously Callable @100	500	559
Series A, 5.00%, 10/1/34, Continuously Callable @100	1,000	1,072
Series A, 5.00%, 10/1/40, Continuously Callable @100	4,000	4,573
Guam Power Authority Revenue(INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 10/1/39, Continuously Callable @100	750	847
Series A, 5.00%, 10/1/44, Continuously Callable @100	1,000	1,123
Port Authority of Guam Revenue, Series A, 5.00%, 7/1/48, Continuously Callable @100	1,500	1,774
Territory of Guam Revenue
Series A, 5.00%, 12/1/46, Continuously Callable @100	1,250	1,381
Series B-1, 5.00%, 1/1/42, Continuously Callable @100	1,500	1,555
Series D, 5.00%, 11/15/39, Continuously Callable @100	2,000	2,218
Territory of Guam Revenue(LOC - Barclays Bank PLC), Series 2017-XF2510, 1.81%, 12/1/46, Callable 12/1/26 @ 100(b)(d)	10,870	10,870
		39,841
Total Municipal Bonds (Cost $700,599)		727,285
Total Investments (Cost $700,599) — 99.2%		727,285
Other assets in excess of liabilities — 0.8%		6,069
NET ASSETS - 100.00%		$733,354

(a)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.
(b)

Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(c)	Stepped-coupon security converts to coupon form on 07/15/23 with a rate of 4.75%.
(d)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2019, the fair value of these securities was $66,778 (thousands) and amounted to 9.1% of net assets.

(e)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of December 31, 2019, illiquid securities were 0.0% of the Fund’s net assets.
(f)	Zero-coupon bond.
(g)	Security purchased on a when-issued basis.
(h)	Stepped-coupon security converts to coupon form on 07/15/23 with a rate of 4.88%.
(i)	Stepped-coupon security converts to coupon form on 09/01/21 with a rate of 7.5%.
(j)	Put Bond.

GO—General Obligation

LOC—Line Letter of Credit

PLC—Public Limited Company

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS

Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.